As Filed with the Securities and Exchange Commission on April 25, 2014

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 9	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 39	☑

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

Ken Reitz

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

☐	on May 1, 2014, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

MAY 1, 2014

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state.

You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund*

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

Credit Suisse Trust-Commodity Return Strategy Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income VIP Fund—Class 1[2]

Franklin Small-Mid Cap Growth VIP Fund—Class 1[3]

Franklin Mutual Shares VIP Fund—Class 1[4]

Templeton Developing Markets VIP Fund—Class 1[5]

VY Clarion Global Real Estate Portfolio—Class I6

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[7]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[8]

ClearBridge Variable Aggressive Growth Portfolio—Class I

Western Asset Variable Global High Yield Bond Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Matson Money U.S. Equity VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money Fixed Income VI Portfolio

MFS Growth Series—Initial Class[8]

MFS Global Equity Series—Initial Class

MFS Investors Growth Stock Series—Initial Class

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Portfolio—Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[9]

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II

Prudential Series Fund—Natural Resources Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class

Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Limited-Term Bond Portfolio

Wanger International

WangerSelect

WangerUSA

[1]   Closed to new investors 7/30/12

[2]   Formerly Franklin Income Securities Fund—Class 1

[3]   Formerly Franklin Small-Mid Cap Growth Securities Fund—Class 1

[4]   Formerly Mutual Shares Securities Fund—Class 1

[5]   Formerly Templeton Developing Markets Securities Fund—Class 1

[6]   Formerly ING Clarion Global Real Estate Portfolio

[7]   Closed to new investors 2/18/13

[8]   Closed to new investors 2/18/13

[9]   Closed to new investors 8/15/13

*	There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you elect the Guaranteed Lifetime Withdrawal Benefit (GLWB) and allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the GLWB (which imposes an additional charge on amounts invested in this Investment Account.) Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contractowner or any prospective Contractowner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contractowner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contractowner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

Covered Person.  The person (or persons) designated to receive Guaranteed Living Withdrawal Benefit.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.   Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. The contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes(1) (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

(1)	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

CONTRACTOWNER(S) PERIODIC CONTRACT EXPENSES

Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum (without fee waiver)		Current (with fee waiver)
	Years 1-10	Years 11+	Years 1-10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional Guaranteed Minimum Death Benefit (GMDB) rider charge[4]	0.10%	0.10%	0.10%	0.10%
Optional Guaranteed Lifetime Withdrawal Benefit (GLWB) charge[4],5 (as a percentage of average Accumulation Value in the GLWB Account)	2.00%	2.00%	1.20%	1.20%
TOTAL Separate Account Annual Expenses (Including Optional Riders)
Accumulation Value < $100,000	2.80%	2.40%	1.80%	1.40%
Accumulation Value $100,000–$500,000	2.65%	2.40%	1.65%	1.40%
Accumulation Value > $500,000	2.55%	2.40%	1.55%	1.40%

(2)

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

(3)

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

(4)	The same charges apply to single and joint life benefits.

(5)

“Current (with fee waiver)”—We currently waive a portion of the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge assessed on Accumulation Value in the GLWB Account, so that the current charge is 1.20%. We will provide at least three months’ notice before any increase in the GLWB charge, although any such increase will never exceed the maximum stated in the table above. See “Guaranteed Lifetime Withdrawal Benefit (GLWB)”.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2013. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.17%	1.39%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.10%	1.39%

[1]

Certain of the Portfolios have entered into contractual fee waiver or expense reimbursement arrangements that reduce Portfolio fees and expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2013. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically. Certain portfolios may impose a redemption fee. For further information, consult the Portfolios’ prospectuses.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced Fund[3]	0.10%	0.00%	0.26%	0.41%	0.77%	0.26%	0.51%
TIAA-CREF Life Bond Fund[4]	0.30%	0.00%	0.14%	0.00%	0.44%	0.09%	0.35%
TIAA-CREF Life Growth Equity Fund[5]	0.45%	0.00%	0.21%	0.00%	0.66%	0.14%	0.52%
TIAA-CREF Life Growth & Income Fund[5]	0.45%	0.00%	0.16%	0.00%	0.61%	0.09%	0.52%
TIAA-CREF Life International Equity Fund[6]	0.50%	0.00%	0.24%	0.00%	0.74%	0.14%	0.60%
TIAA-CREF Life Large-Cap Value Fund[5]	0.45%	0.00%	0.15%	0.00%	0.60%	0.08%	0.52%
TIAA-CREF Life Money Market Fund[7]	0.10%	0.00%	0.17%	0.00%	0.27%	0.12%	0.15%
TIAA-CREF Life Real Estate Securities Fund[8]	0.50%	0.00%	0.13%	0.00%	0.63%	0.06%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[9]	0.48%	0.00%	0.25%	0.08%	0.81%	0.18%	0.63%
TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.18%	0.00%	0.33%	0.11%	0.22%
TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.10%	0.01%	0.17%	0.07%	0.10%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.64%	0.00%	1.39%	0.00%	1.39%
Credit Suisse Trust Commodity Return Strategy Portfolio[12,13]	0.50%	0.25%	0.58%	0.00%	1.33%	0.28%	1.05%
Delaware VIP Diversified Income Series— Standard Class	0.59%	0.00%	0.08%	0.00%	0.67%	0.00%	0.67%
Delaware VIP International Value Equity Series—Standard Class	0.85%	0.00%	0.24%	0.00%	1.09%	0.00%	1.09%
Delaware VIP Small Cap Value Series—Standard Class	0.73%	0.00%	0.08%	0.00%	0.81%	0.00%	0.81%
DFA VA Global Bond Portfolio	0.23%	0.00%	0.04%	0.00%	0.27%	0.00%	0.27%
DFA VA Global Moderate Allocation Portfolio[14]	0.25%	0.00%	0.41%	0.27%	0.93%	0.53%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.15%	0.00%	0.65%	0.00%	0.65%
DFA VA International Value Portfolio	0.40%	0.00%	0.07%	0.00%	0.47%	0.00%	0.47%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.04%	0.00%	0.29%	0.00%	0.29%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.03%	0.00%	0.28%	0.00%	0.28%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.04%	0.00%	0.39%	0.00%	0.39%
Franklin Income VIP Fund—Class 1[15]	0.45%	0.00%	0.02%	0.00%	0.47%	0.00%	0.47%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Franklin Small-Mid Cap Growth VIP Fund— Class 115,[16]	0.77%	0.00%	0.03%	0.00%	0.80%	0.00%	0.80%
Franklin Mutual Shares VIP Fund—Class 1	0.60%	0.00%	0.11%	0.00%	0.71%	0.00%	0.71%
Templeton Developing Markets VIP Fund— Class 1	1.10%	0.00%	0.25%	0.00%	1.35%	0.00%	1.35%
VY Clarion Global Real Estate Portfolio—Class I17	0.79%	0.00%	0.21%	0.00%	1.00%	0.11%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares[18]	0.49%	0.00%	0.06%	0.00%	0.55%	0.00%	0.55%
Janus Aspen Overseas Portfolio—Institutional Shares[18]	0.44%	0.00%	0.07%	0.00%	0.51%	0.00%	0.51%
Janus Aspen Perkins Mid Cap Value Portfolio— Institutional Shares[18,19]	0.51%	0.00%	0.07%	0.00%	0.58%	0.00%	0.58%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.24%	0.00%	1.24%	0.00%	1.24%
Prudential Series Fund—Natural Resources Portfolio—Class II	0.45%	0.25%	0.21%	0.00%	0.91%	0.00%	0.91%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.00%	0.83%
ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.04%	0.00%	0.79%	0.00%	0.79%
Western Asset Variable Global High Yield Bond Portfolio—Class I	0.70%	0.00%	0.11%	0.00%	0.81%	0.00%	0.81%
ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
Matson Money U.S. Equity VI Portfolio	0.50%	0.00%	0.26%	0.32%	1.08%	0.00%	1.08%
Matson Money International Equity VI Portfolio	0.50%	0.00%	0.31%	0.52%	1.33%	0.00%	1.33%
Matson Money Fixed Income VI Portfolio	0.50%	0.00%	0.26%	0.20%	0.96%	0.00%	0.96%
MFS Growth Series—Initial Class	0.73%	0.00%	0.05%	0.00%	0.78%	0.00%	0.78%
MFS Global Equity Series—Initial Class[20]	1.00%	0.00%	0.31%	0.00%	1.31%	0.16%	1.15%
MFS Investors Growth Stock Series—Initial Class	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
MFS Utilities Series—Initial Class	0.73%	0.00%	0.07%	0.00%	0.80%	0.00%	0.80%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	0.85%	0.00%	0.28%	0.01%	1.14%	0.00%	1.14%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.19%	0.00%	1.04%	0.00%	1.04%
PIMCO VIT All Asset Portfolio—Institutional Class[21,22,23,24,25]	0.425%	0.00%	0.00%	0.76%	1.185%	0.12%	1.065%
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class[26,27,28,29]	0.74%	0.00%	.011%	0.14%	0.99%	0.14%	0.85%
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	0.85%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[25,30]	0.75%	0.00%	0.03%	0.00%	0.78%	0.00%	0.78%
PIMCO VIT Real Return Portfolio—Institutional Class[26,31]	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
PVC Equity Income Account—Class 1	0.48%	0.00%	0.00%	0.00%	0.48%	0.00%	0.48%
PVC MidCap Blend Account—Class 1	0.53%	0.00%	0.00%	0.00%	0.53%	0.00%	0.53%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.07%	0.02%	1.34%	0.00%	1.34%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.05%	0.00%	1.05%	0.00%	1.05%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.01%	0.70%	0.00%	0.70%
Wanger International	0.90%	0.00%	0.17%	0.00%	1.07%	0.00%	1.07%
Wanger Select	0.80%	0.00%	0.13%	0.00%	0.93%	0.00%	0.93%
Wanger USA	0.86%	0.00%	0.10%	0.00%	0.96%	0.00%	0.96%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[3]

“Other Expenses” and “Acquired Fund Fees and Expenses”—Estimates for the current fiscal year. “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. “Waivers and Expense Reimbursements”—Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.51% of average daily net assets for shared of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015, unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for the shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[5]

Under the Funds’ expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2015 unless changed with approval of the Board of Trustees.

[12]

The fund invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the portfolio and the subsidiary.

[13]

Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that

6	Prospectus Intelligent Variable Annuity

any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.

[14]

The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Institutional Class Shares of the DFA VA Global Moderate Allocation Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of such class of the Portfolio’s average daily net assets. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the DFA VA Global Moderate Allocation Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee and/or expense assumptions.

[15]	The Fund administration fee is paid indirectly through the management fee.

[16]

Management fees and other expenses have been restated to reflect fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with is fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

[17]

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2015. Based upon net assets as of December 31, 2013, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2015. The waiver will only renew if the adviser elects to renew it.

[18]

The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

[19]

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2015. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

[20]

Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.90% of the fund’s average daily net assets annually. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014. In addition, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014.

[21]

Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[22]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.155% for the Institutional Class shares.

[23]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[24]

PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[25]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.065% for the Institutional Class shares.

[26]

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

[27]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.88% for Institutional Class shares.

[28]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20% respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[29]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.74% for Institutional Class shares.

[30]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for the Institutional Class shares.

[31]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50% for the Institutional Class shares

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Intelligent Variable Annuity Prospectus	7

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there are no fee waivers (and thus the administrative expense charge is 0.30% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge is 2.00%). The second example assumes current fee waivers for each period (and thus the administrative expense charge is 0.10% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge is 1.20%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if all optional benefits (the GMDB and GLWB) are chosen or not chosen. Where we show expenses with the GLWB, we assume that all of the $10,000 invested in the Contract has been allocated to the GLWB Account under the GLWB.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB and GLWB	$385	$1,166	$1,966	$4,044
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$237	$728	$1,243	$2,645
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$114	$352	$605	$1,311

EXAMPLE WITH FEE WAIVERS
Maximum Portfolio fees & expenses—with GMDB and GLWB	$259	$848	$1,461	$3,104
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$217	$667	$1,141	$2,438
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$86	$282	$489	$1,069

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash

8	Prospectus Intelligent Variable Annuity

Withdrawals.” Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), transferring or withdrawing Accumulation Value from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawing Accumulation Value from the GLWB Account for partial or full annuitization other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

WHAT IS THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)?

The Guaranteed Lifetime Withdrawal Benefit (GLWB) guarantees the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions) based upon the value of a lifetime income base (the “Income Base). This Income Base will not decrease if the GLWB Account Value declines due to poor market performance, but may increase if the GLWB Account Value increases. If following the date you have “locked-in” your specified withdrawal amount under the GLWB the GLWB Account Value is depleted (reduced to zero) due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, then we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated) based, in part, on the value of the Income Base. The Primary Owner must be at least 55 years old in order to establish the “lock-in date.” The GLWB Account is made up of one or more Investment Accounts under your Contract. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account.

Withdrawals and transfers from the GLWB Account before you “lock-in” your specified withdrawal amount under the GLWB and withdrawals and transfers taken after the lock-in date that exceed the specified withdrawal amount will result in a reduction of GLWB benefits, and may even significantly reduce or even eliminate the value of the GLWB (especially if withdrawals and transfers are taken during periods of poor investment performance). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

We charge an additional fee if you activate the GLWB. You will begin paying this fee as of the date you allocate Premium or Accumulation Value to the GLWB Account, even if you don’t begin taking permitted withdrawals under the GLWB for many years. You may allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB when you purchase your Contract or at a later date, so long as you meet certain eligibility requirements and we are permitting new GLWB elections at that time.

Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB are subject to our financial strength and claims-paying ability. The GLWB does not guarantee Accumulation Value or the performance of any Investment Account. For more information, see “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company (TIAA-CREF Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA-CREF Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 4.8 million people and approximately 17,000 institutions as

Intelligent Variable Annuity Prospectus	9

of December 31, 2013, form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open- end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Certain Portfolios invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contractowners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific

10	Prospectus Intelligent Variable Annuity

circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced Fund[1]	Teachers Advisors, Inc.	Seeks a favorable long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market Fund[2]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
TIAA-CREF Life Stock Index Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
Credit Suisse Trust—Commodity Return Strategy Portfolio	Credit Suisse Asset Management LLC	Seeks total return
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series— Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

Intelligent Variable Annuity Prospectus	11

DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Franklin Income VIP Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.
Franklin Small-Mid Cap Growth VIP Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Franklin Mutual Shares VIP Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Templeton Developing Markets VIP Fund—Class 1		Templeton Asset Management Ltd. Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.
VY Clarion Global Real Estate Portfolio—Class I	Voya Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
Matson Money U.S. Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
Matson Money International Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
Matson Money Fixed Income VI Portfolio	Matson Money, Inc.	Seeks total return, consisting of current 95 income and capital appreciation.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Investors Growth Stock Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.

12	Prospectus Intelligent Variable Annuity

PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide a relatively high level of current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
T. Rowe Price® Limited-Term Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks a high level of income consistent with moderate fluctuations in principal value.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

[1]

There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you elect the Guaranteed Lifetime Withdrawal Benefit (GLWB) and allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the GLWB (which imposes an additional charge on amounts invested in this Investment Account). Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

[2]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name. Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval

Intelligent Variable Annuity Prospectus	13

by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open- end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contractowners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself. We offer the Contract in most states and the District of Columbia, although the Contract may not be available to residents in every state.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your complete and accurate application, Premium, and all other information . Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

New Business Dept.

TIAA-CREF Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

14	Prospectus Intelligent Variable Annuity

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contractowner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Subsequent Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contractowner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

If we exercise our right to reject and/or place limitations on the acceptance and/or allocation of subsequent Premium, you may be unable to, or limited in your ability to, increase your Accumulation Value through subsequent Premium. Before you purchase the Contract and determine the amount of your initial premium, you should consider the fact that we may suspend, reject or limit subsequent Premiums at some point in the future. You should consult with your registered representative before purchase.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contractowner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number (s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contractowner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

Intelligent Variable Annuity Prospectus	15

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Partial or full annuitizations of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Investment Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	Decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% before waiver) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%; and

•	If applicable, decreases to reflect the Guaranteed Lifetime Withdrawal Benefit (GLWB) charge of 1.20% (2.00% before waiver).

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB rider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal or request a partial annuitization, we also will transfer Accumulation Units between bands if the Premium or withdrawal or partial annuitization causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS, CASH WITHDRAWALS, AND PARTIAL ANNUITIZATIONS

You can tell us how much you want to transfer, partially annuitize, or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers, partial annuitizations, and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers, partial annuitizations, and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

16	Prospectus Intelligent Variable Annuity

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), transferring Accumulation Value from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contract owners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contract owner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contract owner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contract owner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contract owners. We reserve the right to waive these policies where management believes that the waiver is in the Contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA- CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contract owners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. With the exception of withdrawals from the GLWB Account under the GLWB,

Intelligent Variable Annuity Prospectus	17

cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals. If you do not specify which Investment Accounts to take the withdrawal from, we will take it from all of your Investment Accounts (except the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account) in proportion to the value you have in each Investment Account.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawals from the GLWB Account other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

The systematic withdrawal plan is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in good order, and a dollar cost averaging program can not begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of

18	Prospectus Intelligent Variable Annuity

transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The dollar cost averaging program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any dollar cost averaging program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The automatic account rebalancing program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any automatic account rebalancing program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments. These fees will go to individual registered investment advisers who are not affiliated with us or the Separate Account investment adviser. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

The systematic withdrawal plan to pay advisory fees is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB). If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect to pay advisory fees will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers, partial annuizations, and cash withdrawals, including GLWB Prescribed Withdrawals/Transfers and GLWB Non-Prescribed Withdrawals/Transfers made under the Guaranteed Lifetime Withdrawal Benefit (GLWB). Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period,” and “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) AVAILABLE ON OR AFTER JUNE 20, 2014

If you are concerned that poor investment performance or market volatility in the Investment Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge an optional Guaranteed Lifetime Withdrawal Benefit (GLWB). Under the GLWB, you may elect a GLWB benefit whereby we guarantee the right to withdraw up to a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. The GLWB Account is

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made up of one or more Investment Accounts under your Contract. Currently, the only Investment Account in the GLWB Account is the TIAA- CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account. All GLWB benefits and guarantees will be based on allocations of Premium and Accumulation Value to the GLWB Account. Before you decide to allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB, you should carefully consider the GLWB’s terms and conditions and consult your registered representative to determine whether the GLWB best suits your needs.

So long as you establish a lock-in date and comply with certain terms and conditions, you will be permitted to make periodic withdrawals (“GLWB Prescribed Withdrawals/Transfers”) each year from the GLWB Account up to a specified amount (the “Annual Guaranteed Withdrawal Amount,” or “AGWA”) during the lifetime of the GLWB “Covered Person(s).” The “Designating the GLWB Covered Person(s)” section, below, defines who is eligible to be a Covered Person(s). You may begin taking GLWB Prescribed Withdrawals/Transfers on a date you choose—the “Lock-in Date”—where we will initially determine and “lock-in” your AGWA. We calculate the AGWA as a percentage of an overall income base (“Income Base”) that will not decrease if your GLWB Account Value decreases due to poor market performance, and that may increase if your GLWB Account Value increases. Each year in which you may take GLWB Prescribed Withdrawals/Transfers—the “GLWB Year”—will begin on your birthday, or, if there are two Owners, the Primary Owner’s birthday (the “GLWB Birthday”). The Primary Owner must be at least 55 years old in order to establish the Lock-in Date; the Lock-in date cannot be earlier than the Primary Owner’s 55th birthday. If you have a GLWB in effect on the first Business Day of the Primary Owner’s 90th birthday month and your GLWB Account Value has not depleted, (reduced to zero) we will terminate your GLWB and annuitize your GLWB Account Value.

If your GLWB Account Value is depleted (reduced to zero) following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will make payments to you from our General Account equal to the AGWA for the rest of your life (or the lives of you and your spouse, if you have so designated).

If you take withdrawals or transfers from the GLWB Account before the Lock-in Date or take withdrawals or transfers from the GLWB Account after the Lock-in Date that exceed the AGWA, we will reduce your Income Base—sometimes by more than the amount of the withdrawal or transfer—and your AGWA. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. These are called GLWB Non-prescribed Withdrawals/Transfers (referred to in your Contract as “GLWB Excess Withdrawals”), and these withdrawals and transfers could significantly reduce, or even eliminate, the benefits under the GLWB, especially when taken during periods of poor investment performance. If your GLWB Account Value is depleted due to a GLWB Non-prescribed Withdrawal/Transfer, then we will terminate your current GLWB election and you will not receive any lifetime payments from us under the GLWB. The GLWB is not designed for you to take GLWB Non-prescribed Withdrawals/Transfers.

You may allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB when you purchase the Contract or at a later date, so long as you satisfy certain eligibility requirements and we are allowing new GLWB elections at that time. We reserve the right to stop permitting GLWB elections at any time, and the GLWB may not be available in every state. Currently, the GLWB is only available with Non-Qualified Contracts.

The GLWB does not guarantee the value of your Contract or the performance of any investment option.

IMPORTANT CONSIDERATIONS

Before electing the Guaranteed Lifetime Withdrawal Benefit and allocating Premium and/or Accumulation Value to the GLWB Account to activate the GLWB, you should consider the following points and consult your registered representative to discuss whether the GLWB suits your needs.

Non-Use/Availability of the GLWB

(1)	We have designed the GLWB to protect you from outliving your GLWB Account Value while retaining the flexibility to access your GLWB Account Value. If your GLWB election terminates or you (and your spouse, if applicable) die before your GLWB Account Value is reduced to zero following the Lock-in Date, neither you nor your estate will receive any lifetime payments from us under the GLWB. See “Terminating the GLWB Election.”

(2)	You should not activate the GLWB if you are interested in maximizing the Contract’s potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income for life.

(3)	You will begin paying the GLWB charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years, or ever. We will not refund the charges you have paid under the GLWB even if you choose never to take any withdrawals and/or if you never receive any lifetime income payments under the GLWB.

(4)	We reserve the right to stop allowing new GLWB elections under the GLWB at any time. The GLWB may not be available in all states, and we may otherwise limit its availability.

The GLWB Account

(1)	The GLWB Account Value is equal to your Accumulation Value in the GLWB Account. If you make

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GLWB Prescribed Withdrawals/Transfers, those withdrawals are made from your own Accumulation Value in the GLWB Account. We are only required to start using our own money to make lifetime payments to you when and if your GLWB Account Value is reduced to zero following the Lock-in Date (for any reason other than due to a GLWB Non-prescribed Withdrawal/Transfer). Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB are subject to our financial strength and claims-paying ability.

(2)	GLWB benefits and guarantees are based on the value of each Investment Account in the GLWB Account. Currently, the GLWB Account is made up of the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the GLWB. If you are seeking a more aggressive growth strategy, the GLWB may not be appropriate for you. See “Investment Restrictions.”

(3)	There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. Only Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account will be eligible for benefits under the GLWB.

(4)	We reserve the right to add, remove, or change the Investment Accounts that make up the GLWB Account, remove the GLWB Account and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions, and/or impose other investment restrictions that you must follow in order to maintain your GLWB election. Failure to comply with GLWB Account allocations or restrictions will result in the termination of any active GLWB. See “Investment Restrictions.”

(5)	If you activate the GLWB, we reserve the right to close the GLWB Account to additional Premium and transfers of Accumulation Value at any time. If you intend to make regular Premium payments to the GLWB Account, you should consider whether the GLWB is appropriate for you. See “Investment Restrictions.”

(6)	The GLWB does not guarantee Accumulation Value or the performance of any Investment Account.

GLWB Prescribed and Non-prescribed Withdrawals/Transfers

(1)	GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or even eliminate the benefit under the GLWB, especially when taken during periods of poor investment performance. A GLWB Non-prescribed Withdrawal/Transfer includes:

(a)	Any withdrawal or transfer of GLWB Account Value from the GLWB Account before the Lock-in Date, including a withdrawal for partial or full annuitization of your GLWB Account Value.

(b)	Any withdrawal or transfer of GLWB Account Value from the GLWB Account after the Lock-in Date that, when aggregated with all prior withdrawals and transfers of GLWB Account Value during the GLWB Year, exceeds the amount you may withdraw under the GLWB (the Annual Guaranteed Withdrawal Amount, or AGWA). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

(2)	Following a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

(3)	If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. See “Terminating the GLWB Election.”

(4)	The GLWB is designed for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year following the Lock-in Date. The GLWB may not be appropriate for you if you do not expect to take GLWB Prescribed Withdrawals/Transfers ever or for a significant period of time.

(5)	You should not activate the GLWB if you expect to withdraw or transfer Accumulation Value from the GLWB Account before the Lock-in Date or make withdrawals or transfers from the GLWB Account after the Lock-in Date in excess of the AGWA. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

(6)	We intend to treat all withdrawals taken prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser.

(7)

All withdrawals, including those made under the GLWB, reduce your Accumulation Value and your death benefit, may result in receipt of taxable income under federal and state law, and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. See “Federal Income Taxes.” In addition, withdrawals may limit the potential for increasing your Income Base through higher GLWB Account Values.

Impact of the GLWB on Other Contract Features

(1)	The systematic withdrawal plan, dollar cost averaging program, automatic account rebalancing program, and systematic withdrawal plan to pay advisory fees

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are not available for amounts allocated to the GLWB Account. If you allocate all of your Accumulation Value to the GLWB Account, any such plans in effect will terminate as of that date.

(2)	Before activating the GLWB, you should carefully compare the GLWB’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. See “Election of Partial or Full Annuitization Instead of GLWB.”

Appendix B demonstrates the operation of the GLWB using hypothetical examples. You should review Appendix B and consult your registered representative to discuss whether a GLWB suits your needs.

ACTIVATING THE GLWB

The GLWB is available with every Contract. However, the GLWB will not be in effect, and no benefits will be paid under the GLWB, unless you affirmatively elect to activate the GLWB and allocate Premium and/or Accumulation Value to the GLWB Account. Currently, you may elect to activate the GLWB when you purchase the Contract by allocating all or a portion of your initial Premium to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account on the application. Or, you may elect to activate the GLWB at a later date by allocating Premium or transferring Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Note: There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. Only Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (GLWB) Investment Account will be eligible for benefits under the GLWB.

The Primary Owner must be age 45 or older on the date you first allocate Premium or Accumulation Value to the GLWB Account. In addition, if there are joint Owners under the Contract, then the Owners must be each other’s spouse in order to activate the GLWB. The Owner (or one of the Owners if there are joint Owners) must be designated as the Annuitant under the Contract. You also may not activate the GLWB if you own an active GLWB as a benefit under another TIAA-CREF Life variable annuity contract (unless such ownership is the result of spousal continuation of the contract following the death of the owner). If these requirements are not met when we receive your allocation request, then we will consider your election to not be in “good order” and we will not allocate your Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Before deciding when to activate the GLWB, please consider that you will begin paying the GLWB fee as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years. The Primary Owner must be at least 55 years old in order to establish the GLWB Lock-in Date to begin GLWB benefits.

If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination. We reserve the right to stop allowing new GLWB elections under the GLWB at any time. See “Terminating the GLWB Election.” Currently, the GLWB is only available with Non-Qualified Contracts.

DESIGNATING THE GLWB COVERED PERSON(S)

If you meet the conditions of the GLWB, withdrawals from the GLWB Account are guaranteed over your life (a “Single Life GLWB”) or your and your spouse’s lives (a “Joint Life GLWB”). You must designate the GLWB Covered Person(s) no later than the date you “lock-in” your AGWA (the “Lock-in Date”). You cannot change the Covered Person(s) after the Lock-in Date. Please pay careful attention to your designation of Covered Person(s), as it will impact the amount you may withdraw each year from the GLWB Account and whether GLWB Prescribed Withdrawals/Transfers will continue for the life of a surviving spouse.

•

If you elect a Single Life GLWB, then you, the Owner, will be the Covered Person. If there are two Owners under the Contract, then the Primary Owner will be the Covered Person. The Covered Person must be designated as the Annuitant under the Contract.

•

To elect a Joint Life GLWB, the Covered Persons must be either (i) you and your spouse, who are both Owners under the Contract, or (ii) you, the Primary Owner and Annuitant under the contract, and your spouse, who is the sole Beneficiary under the Contract.

BEFORE THE LOCK-IN DATE

We will begin assessing the GLWB charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account. However, we will not calculate the AGWA and you may not take “GLWB Prescribed Withdrawals/Transfers” under the GLWB until you establish the Lock-in Date.

If you withdraw or transfer some of your GLWB Account Value from the GLWB Account before you have established the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals for partial annuitization of the GLWB Account Value. If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account. Also, GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer, could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

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If you withdraw or transfer all of your GLWB Account Value from the GLWB Account before the Lock-in Date, then your GLWB election will terminate and we will have no further obligations to you under the GLWB. This includes withdrawals made for full annuitization of the GLWB Account Value. We will not refund the GLWB charges you have paid if your GLWB election terminates. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time. See “Terminating the GLWB Election.”

Your Income Base as of any Business Day before the Lock- in Date will be equal to the greater of: (1) the GLWB Account Value; or (2) your “Highest Birthday Value” (HBV). See “Calculating the Income Base.”

LOCKING IN THE AGWA AND BEGINNING GLWB PRESCRIBED WITHDRAWALS/TRANSFERS

On any Business Day after the end of the Contract’s “free look” period, and so long as the Covered Person (or both Covered Persons) is at least age 55, you may “lock in” your AGWA and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. The AGWA is the maximum amount of GLWB Prescribed Withdrawals/Transfers you may take from the GLWB Account each GLWB Year. You must submit a completed [GLWB Activation Form] in good order to our Administrative Office to establish the Lock-in Date. The [GLWB Activation Form] will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. The designation of Covered Person(s), including the choice of a Single Life GLWB or Joint Life GLWB, is set as of the Lock-in Date. You may not establish a Lock-in Date that is later than the first day of the 90th birthday month of the Covered Person who is the Annuitant under the Contract.

Determination of AGWA. We determine your AGWA as of the close of the last Business Day prior to the Lock-in Date by multiplying your Income Base on that date by the “Maximum Withdrawal Percentage,” as follows:

	Maximum Withdrawal Percentage
Attained Age of (Younger) Covered Person on Lock-in Date	Single Life GLWB	Joint Life GLWB
55-64	4.00%	3.50%
65-69	5.00%	4.50%
70+	5.50%	5.00%

Example: Assume you have elected a Single Life GLWB, your Income Base is $100,000 on the Lock-in Date, and you are 60 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.00%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,000 ($100,000x.04) (assuming there are no subsequent changes to the Income Base).

Assume, instead, that you have elected a Joint Life GLWB, your Income Base is $100,000 on the Lock-in Date, and the younger Covered Person is 68 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.50%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,500 ($100,000x.045) (assuming there are no subsequent changes to the Income Base).

Because we calculate your AGWA as a percentage of your Income Base, your AGWA and therefore GLWB Prescribed Withdrawals/Transfers available to you will increase if your Income Base increases and decrease if your Income Base decreases. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases or decreases, you must contact us to request a new periodic payment amount. See “Calculating the Income Base.” However, the Maximum Withdrawal Percentage we use to calculate the AGWA is permanently established on the Lock- in Date and will not change. In order to establish the Lock-in Date, your AGWA must be at least $250. We reserve the right to increase/decrease this minimum. Currently, the maximum AGWA we will permit is $275,000 for a Single Life GLWB and $250,000 for a Joint Life GLWB. We reserve the right to increase these maximums.

During the GLWB Year in which your Lock-in Date occurs, you may only withdraw a portion of your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the AGWA by the number of days between the Lock-in Date and the day before your next GLWB Birthday, and then dividing that amount by 365. If the Lock-in Date is your GLWB Birthday, we will not make this reduction in the AGWA.

Example: Assume your Lock-in Date is May 1st, your GLWB Birthday is August 1st, and your AGWA is $4,000. The amount you may withdraw from the GLWB Account between May 1st and July 31st (92 days) is $1,008.22 (($4,000x92)÷365). Beginning August 1st (the beginning of a new GLWB Year), you may withdraw from the GLWB Account the entire AGWA of $4,000.

Please note: You may contact us at our Administrative Office prior to establishing a Lock-in Date to determine what your prospective AGWA may be. After the Lock-in Date, we will send you a statement each quarter notifying you of your current AGWA.

When to Establish the Lock-in Date. You should carefully consider when to establish the Lock-in Date and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. Before you establish your Lock-in Date, please consult your registered representative and consider the following:

•	You will receive a higher Maximum Withdrawal Percentage, and therefore a higher AGWA, if you wait until an older age to establish the Lock-in Date.

•	If you withdraw or transfer some of your GLWB Account Value before the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB

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Non-prescribed Withdrawal/Transfer. This includes a withdrawal made for partial or full annuitization of the GLWB Account Value.

•	If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

•

GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal, could result in a significantly lower AGWA in the future, and could result in termination of the GLWB. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

•

We will begin assessing the GLWB charge on the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even though you cannot take GLWB Prescribed Withdrawals/Transfers until you establish the Lock-in Date. We will not refund any GLWB charges if your GLWB election terminates for any reason.

•

You may limit the value of the GLWB if you begin taking GLWB Prescribed Withdrawals/Transfers too soon. For example, GLWB Prescribed Withdrawals/Transfers reduce your GLWB Account Value (but not the Income Base) and may limit the potential for increasing the Income Base through higher GLWB Account Values.

•

Conversely, if you delay establishing the Lock-in Date, you may shorten the period during which you may take GLWB Prescribed Withdrawals/Transfers due to life expectancy, so you may be paying for a benefit you are not using.

•

Please remember that all withdrawals, including GLWB Prescribed Withdrawals/Transfers, reduce your Accumulation Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if you are under age 59 1/2. See “Federal Income Taxes.”

GLWB Prescribed Withdrawals/Transfers. After the AGWA is locked in, you may, for as long as a Covered Person is alive, withdraw or transfer from the GLWB Account up to the AGWA in each GLWB Year, regardless of your GLWB Account Value. This includes withdrawals made for partial annuitization of the GLWB Account Value. GLWB Prescribed Withdrawals/ Transfers do not reduce your Income Base. If all of your withdrawals or transfers are GLWB Prescribed Withdrawals/ Transfers, your AGWA will never decrease and you may continue to withdraw or transfer at least that amount from the GLWB Account for the lifetime of the Covered Person(s).

Generally, if you want to establish periodic GLWB Prescribed Withdrawals/Transfers, then you must withdraw the AGWA in the form of monthly installments each equaling one-twelfth of the full AGWA; however we may make other payment schedules available. You may also make GLWB Prescribed Withdrawals/Transfers on a non-periodic basis. You are not required to take any withdrawals from the GLWB Account in any GLWB Year, but GLWB Prescribed Withdrawals/Transfers are not cumulative. If you choose to take only a part of, or none of, your AGWA in any given GLWB Year, you cannot carry over any unused GLWB Prescribed Withdrawals/Transfers to any future GLWB Years.

Example: Assume your AGWA is $4,000. If you only withdraw $3,000 during a GLWB Year, we will not increase your AGWA for the next GLWB Year by the $1,000 you did not withdraw. Your AGWA for the next GLWB Year will continue to be $4,000.

We will not refund any GLWB charges if you choose not to take GLWB Prescribed Withdrawals/Transfers after the Lock-in Date.

GLWB Non-prescribed Withdrawals/Transfers. Withdrawals and transfers from the GLWB Account before the Lock-in Date and withdrawals and transfers from the GLWB Account after the Lock-in Date that exceed the AGWA will be deemed GLWB Non-prescribed Withdrawals/Transfers (referred to in your Contract as “GLWB Excess Withdrawals”), and will reduce the Income Base, and therefore your AGWA, in future years. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. GLWB Non- prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. You must also wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account following a GLWB Non-prescribed Withdrawal/Transfer. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

Error in Age. If we become aware of a correction to the date of birth assumed when determining the Maximum Withdrawal Percentage, and under the correct date the Covered Person (or both Covered Persons) was at least age 55 on the Lock-in Date, then we will recalculate the AGWA for the current GLWB Year (and all future GLWB Years) based on the Maximum Withdrawal Percentage for the correct date of birth. No adjustments—positive or negative—will be made in connection with withdrawals made before the correction.

If under the correct date the Covered Person (or either Covered Person) was not at least age 55 on the Lock-in Date, then we will cancel the Lock-in Date. We will recalculate the Income Base assuming that the Lock-in Date did not occur. We will also treat any withdrawals taken from the GLWB Account prior to the correction as GLWB Non-prescribed Withdrawals/Transfers. You will need to establish a new Lock-in Date once the Covered Person (or both Covered Persons) is at least age 55.

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EFFECT OF GLWB NON-PRESCRIBED WITHDRAWALS/TRANSFERS

Before withdrawing or transferring Accumulation Value from your GLWB Account, please consider whether the withdrawal or transfer will be deemed a GLWB Non-prescribed Withdrawal/Transfer (referred to in your Contract as “GLWB Excess Withdrawals”). GLWB Non- prescribed Withdrawals/Transfers significantly reduce or even eliminate the benefit under the GLWB, especially those taken during periods of poor investment performance. The GLWB is not designed for you to take GLWB Non- prescribed Withdrawals/Transfers.

The following transactions are all GLWB Non-prescribed Withdrawals/Transfers:

•

Any withdrawal or transfer of Accumulation Value from the GLWB Account before you establish the Lock-in Date is a GLWB Non-prescribed Withdrawal/Transfer, including a withdraw made for partial or full annuitization of the GLWB Account Value.

•

If you withdraw or transfer Accumulation Value from the GLWB Account on or after the Lock-in Date, and you have already withdrawn or transferred the entire AGWA for the GLWB Year, then that withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

•

If a portion of a withdrawal or transfer of Accumulation Value from the GLWB Account, when aggregated with all prior withdrawals and transfers from the GLWB Account during the GLWB Year, exceeds the AGWA, then that portion of the withdrawal or transfer constitutes a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

If in the future we establish multiple GLWB Accounts, then we will not consider transfers of Accumulation Value among the GLWB Accounts to be GLWB Non-prescribed Withdrawals/Transfers.

If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account. Also, a GLWB Non-prescribed Withdrawal/Transfer will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer reduces the GLWB Account Value as of the effective date of the withdrawal (but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer.)

•

If only a portion of a withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer, then the GLWB Non-prescribed Withdrawal/Transfer amount will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer amount reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, after the reduction of the GLWB Account Value by the GLWB Prescribed Withdrawal/Transfer amount but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer amount.

•	A reduction in the Income Base will result in a reduction to the AGWA for future years.

Example: Assume your GLWB Account Value is $100,000, your Income Base is $120,000, your Maximum Withdrawal Percentage is 4.00%, and your AGWA is $4,800. If you have already taken $3,800 of GLWB Prescribed Withdrawals/Transfers in the GLWB Year, and you request another $6,000 withdrawal from the GLWB Account, you will exceed your AGWA by $5,000, and we will consider $1,000 of that withdrawal to be a GLWB Prescribed Withdrawal/Transfer and $5,000 to be a GLWB Non- prescribed Withdrawal/Transfer.

We will reduce your Income Base by determining the proportion that the GLWB Non-prescribed Withdrawal/Transfer bears to the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer. We calculate this by dividing the GLWB Non-prescribed Withdrawal/Transfer by the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer ($5,000÷ ($100,000–$1,000)=.0505, or 5.05%) . We then apply this same percentage of 5.05% to determine the reduction in your Income Base ($120,000x.0505=$6,060). We will reduce your Income Base by $6,060, and your new Income Base will be $113,940 ($120,000–$6,060). Note: the Income Base is reduced by more than the amount of the GLWB Non-prescribed Withdrawal/Transfer. Your AGWA for future GLWB Years will be reduced to $4,558 ($113,940x4.00%).

If your GLWB Account Value is reduced to zero due to a GLWB Non-prescribed Withdrawal/Transfer, then your GLWB election will terminate and we will have no further obligations to you under the GLWB. We will not refund the GLWB charges you have paid if your GLWB election terminates.

We have designed the GLWB for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year. If you intend to take GLWB Non-prescribed Withdrawals/Transfers, then you should consider allocating less Premium and Accumulation Value to the GLWB Account to avoid the need to take GLWB Non-prescribed Withdrawals/Transfers. You should not activate the GLWB if you intend to take GLWB Non-prescribed Withdrawals/Transfers.

•	GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer.

•	GLWB Non-prescribed Withdrawals/Transfers may result in a significantly lower AGWA in the future.

•	GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or eliminate the GLWB guaranteed withdrawals amounts, especially when taken during periods of poor investment performance.

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•

Upon termination of the GLWB election due to a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days to make a new GLWB election and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time.

If you would like to make a GLWB Non-prescribed Withdrawal/Transfer and are uncertain how it will reduce your future guaranteed withdrawal amounts, then you may contact us at our Administrative Office prior to requesting the withdrawal or transfer to obtain a personalized, transaction- specific calculation showing the effect of the GLWB Non- prescribed Withdrawal/Transfer.

CALCULATING THE INCOME BASE

The Income Base is the value used to determine the amount of the AGWA. The Income Base is only used to calculate the AGWA; it is not a cash value, surrender value, or death benefit, it is not available for withdrawal, it is not a minimum return for any Investment Account, and it is not a guarantee of any Accumulation Value. Currently, the Income Base can never be more than $5 million (when calculating this maximum, we will include the Income Bases of any activated GLWBs under other TIAA-CREF Life variable annuity contracts that you may own). We reserve the right to increase this maximum.

Initial Income Base. The initial Income Base is equal to the GLWB Account Value on the Business Day the GLWB election is effective.

Before the Lock-in Date. Prior to the Lock-in Date, the Income Base on any Business Day is equal to the greater of: (1) the GLWB Account Value as of the close of that Business Day; or (2) your “Highest Birthday Value” (HBV) as of the close of that Business Day.

Your Highest Birthday Value (HBV) is initially equal to the GLWB Account Value on the Business Day your GLWB election is effective. Thereafter, your HBV on any Business Day prior to the Lock-in Date is equal to:

•	The highest GLWB Account Value attained on any GLWB Birthday occurring between the date the GLWB election is effective and the Lock-in Date; plus

•

Each Premium and transfer of Accumulation Value made to the GLWB Account since that GLWB Birthday; minus An adjustment for each transfer and withdrawal from the GLWB Account since that GLWB Birthday (including a withdrawal made for partial or full annuitization of GLWB Account Value) equal to an amount that reduces the HBV in the same proportion that the transfer or withdrawal reduces the GLWB Account Value as of the effective date of the transfer or withdrawal, but prior to the reduction of the GLWB Account Value by the transfer or withdrawal amount. If the HBV is greater than the GLWB Account Value, the downward adjustment to the HBV will be larger than the amount transferred or withdrawn.

Example: Assume an initial Premium of $100,000 allocated to the GLWB Account on May 1st.

•	The initial HBV would be equal to $100,000.

•	Assuming a GLWB Birthday on August 1st where the GLWB Account Value was $120,000 on that day, the new HBV would be set to $120,000.

•	Assuming a Premium or transfer of Accumulation Value into the GLWB Account of $50,000 on September 1st, the HBV would be increased by this amount to $170,000 ($120,000+$50,000).

•

Assuming a withdrawal or transfer out of the GLWB Account in the amount of $40,000 on November 1st, where the GLWB Account Value was equal to $160,000 on this date, the HBV would be reduced by 25% ($40,000÷$160,000). The amount of the reduction in the HBV would be $42,500 ($170,000x25%) which is actually more than the amount taken out of the GLWB Account. The new HBV would be equal to $127,500 ($170,000–$42,500).

If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day. If, prior to the Lock-in Date, we become aware of a correction to the date of birth assumed when calculating the HBV, then we will recalculate the HBV in accordance with the correct date of birth.

On and After the Lock-in Date. On the Lock-in Date, we will “lock in” the Income Base to equal its value as of the prior Business Day. We will only change the Income Base following the Lock-in Date as follows:

•

We will increase the Income Base dollar-for-dollar for each Premium and transfer of Accumulation Value to the GLWB Account following the Lock-in Date. If we increase the Income Base due to a Premium payment or transfer, then on that same day we will increase the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. However, if you make a Premium payment or transfer during the GLWB Year in which the Lock-in Date occurs, you may only withdraw a portion of the increase in your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the increase in the AGWA by the number of days between the date we received the Premium or transfer request in good order and the Business Day before your next GLWB Birthday, and then dividing that amount by 365.

Example: Assume your Income Base is $120,000 and you allocate a Premium payment of $10,000 to the GLWB Account during the GLWB Year in which the Lock-in Date occurred. We will increase your Income Base by the amount of the Premium to equal $130,000 ($120,000+$10,000).

Also, assuming your Maximum Withdrawal Percentage is 4.00%, we will increase your AGWA (which previously was $4,800) to $5,200 ($130,000x.04) on the same day we increase your Income Base. Because the Lock-in Date

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occurred during the GLWB Year in which you made the Premium payment, you may only withdraw a portion of the $400 increase in the AGWA ($5,200–$4,800), depending on the number of days remaining in the GLWB Year. If, for example, we received your Premium on May 1st and your GLWB Birthday is August 1st, then we will determine how much of the $400 increase you can withdraw between May 1st and July 31st by multiplying the increase in the AGWA by the number of days between these dates (92 days), and then dividing that amount by 365. Therefore, the amount of the $400 increase you can withdraw between May 1st and July 31st is $100.82 (($400x92) ÷365).

Please note: If you have taken one or more GLWB Non- prescribed Withdrawals/Transfers during the GLWB Year and then you allocate a Premium payment or transfer Accumulation Value to the GLWB Account (which will increase your Income Base), we will still consider those prior withdrawals and/or transfers to be GLWB Non-prescribed Withdrawals/Transfers. We will also consider any additional withdrawals and transfers from the GLWB Account during that GLWB Year to be GLWB Non-prescribed Withdrawals/Transfers no matter how much your Income Base may have increased. Once you have made a GLWB Non-prescribed Withdrawal/Transfer, any additional withdrawals and transfers from the GLWB Account during the GLWB Year will be GLWB Non-prescribed Withdrawals/Transfers.

•

We will increase or “Step-Up” the Income Base to equal the GLWB Account Value on the Business Day before each GLWB Birthday if the GLWB Account Value is greater than the Income Base on that day. If we step-up the Income Base, then on the GLWB Birthday we will increase the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage.

Example: Assume your Income Base is $120,000 and your GLWB Account Value is $130,000 on the Business Day before your GLWB Birthday. We will increase your Income Base on that day to equal $130,000. Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be increased to $5,200 on the GLWB Birthday ($130,000x.04).

If we become aware of a correction to the date of birth assumed when calculating the Step-Up, we will calculate all future Step-Ups in accordance with the correct date of birth. If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day.

•

We will decrease the Income Base if you take a GLWB Non-prescribed Withdrawal/Transfer in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer amount. If we decrease the Income Base, then on that same day we will decrease the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer. See “Effect of GLWB Non- prescribed Withdrawals/Transfers.”

Example: Assume your Income Base is $120,000, but because of poor Investment Account performance your GLWB Account Value has decreased to $100,000. If you make a $15,000 GLWB Non-prescribed Withdrawal/Transfer, thereby reducing your GLWB Account Value by 15% to $85,000, we would also reduce your Income Base by 15%, or $18,000, to $102,000. Note: the Income Base is reduced by more than the amount of the withdrawal.

Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be reduced to $4,080 ($102,000x.04).

Changes to the AGWA. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases due to a Premium, transfer, or a Step-up or decreases due to a GLWB Non-prescribed Withdrawal/Transfer, then you must contact us by telephone or in writing at our Administrative Office to request a new periodic payment amount based on the new AGWA. We will not automatically change your periodic withdrawal amount following a change to your AGWA.

Note: The failure to change your periodic withdrawal amount for the GLWB Year following a decrease in the AGWA will likely result in one or more of your periodic withdrawals being treated as a GLWB Non-prescribed Withdrawal/Transfer. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of the GLWB. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

INVESTMENT RESTRICTIONS

GLWB benefits and guarantees are based on the value of each Investment Account in the GLWB Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the GLWB.

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Please note: If you withdraw or transfer Accumulation Value from the GLWB Account (including a withdrawal made for partial or full annuitization of the GLWB Account Value), that amount will no longer be eligible for benefits under the GLWB (and the withdrawal or transfer could significantly reduce, or even eliminate, the remaining benefits under the GLWB). The failure to keep Accumulation Value in the GLWB Account through a GLWB Non-prescribed Withdrawal/Transfer will result in termination of your GLWB election.

The Investment Accounts we select to make up the GLWB Account may not be consistent with an aggressive investment strategy. These Investment Accounts could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. You should consult with your registered representative to determine if they are consistent with your investment objectives.

Current Investment Accounts in the GLWB Account. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Balanced (GLWB Account Allocation) Investment Account.

Changes to the GLWB Account and Other Investment Restrictions. At any time in our discretion, we reserve the right to:

•	Add, remove, or change the Investment Accounts that make up the GLWB Account;

•	Remove the GLWB Account so long as at least one GLWB Account remains available and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions;

•

Close the GLWB Account to additional Premium and transfers of Accumulation Value. If we exercise our right to close the GLWB Account, you will not be able to increase your GLWB Account Value and Income Base through allocations of additional Premium and transfers of Accumulation Value to the GLWB Account.

We also reserve the right to impose other investment restrictions that you must follow in order to maintain the GLWB, including a GLWB Account that requires the allocation of Premium and Accumulation Value:

•	among specified Investment Accounts in accordance with minimum and maximum percentages;

•	in accordance with approved asset allocation models;

•	in accordance with any other investment program(s) approved and designated by us.

We may also prohibit you from investing in certain Investment Accounts for a specified period of time, and/or require that you participate in an automatic account rebalancing program.

We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the GLWB. We will provide you with written notice at least 30 calendar days before any changes take effect. If you have not complied with the changes within 30 calendar days from the date of our notice to you, then we will terminate your GLWB election. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections at any time. See “Terminating the GLWB Election.” Before you activate the GLWB, you should consider the fact that we may change the Investment Accounts that make up the GLWB Account, remove or close the existing GLWB Account, and/or impose GLWB Account investment restrictions at some point in the future. You should consult with your registered representative.

Potential Conflict of Interest. In identifying the Investment Account (or Investment Accounts) to make up the GLWB Account, we and our affiliates, including Teachers Advisors, Inc. (“Advisors,” the investment adviser to the TIAA-CREF Balanced Fund), are subject to competing interests that may influence the Investment Accounts we choose. These competing interests involve compensation that Advisors or its affiliates may receive as the investment adviser to the TIAA- CREF Life Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the TIAA-CREF Life Funds. As an affiliate of Advisors, we may have an incentive to choose the TIAA-CREF Life Funds as part of the GLWB Account over unaffiliated funds.

Also, some officers and employees of Advisors are also officers or employees of us or our affiliates that may be involved in, and/or benefit from, your election of the GLWB. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than owners of the GLWB.

BENEFIT AVAILABLE ON THE ANNUITANT’S 90TH BIRTHDAY

The latest annuity starting date under the Contract when electing a life contingent annuity option is the Annuitants 90th birthday. If you have a GLWB in effect on the first Business Day of the Annuitant’s 90th birthday month and your GLWB Account Value has not depleted (reduced to zero), we will terminate your GLWB and annuitize your GLWB Account Value.

If the first Business Day of the Annuitant’s 90th birthday month occurs before the Lock-in Date, then we will annuitize your GLWB Account Value and provide annuity payments based on a One-Life Annuity under a Single Life GLWB. If the first Business Day of the Annuitant’s 90th birthday month occurs on or after the Lock-in Date, then we will annuitize your GLWB Account Value and provide annuity payments based on a One-Life Annuity under a Single Life GLWB or a Two-Life Annuity under a Joint Life GLWB. The amount of

28	Prospectus Intelligent Variable Annuity

your annuity payments with respect to your GLWB Account Value will be the greater of, on an annual basis: 1) your AGWA as of the last Business Day before the first Business Day of the Annuitant’s 90th birthday month; or 2) the amount that would result from applying your GLWB Account Value on the last Business Day before the first Business Day of the Annuitant’s 90th birthday month to your Contract’s applicable annuity purchase rates for an otherwise identical life annuity. Annuity payments will be made over the life of the Covered Person (or the last surviving Covered Person under a Joint Life GLWB). When we annuitize your GLWB Account Value, you will no longer have any GLWB Account Value and depending on how long you live after age 90, your total annuity payments may be less than the GLWB Account Value before annuitization.

For more information regarding annuity payments under the Contract, see “The Contract—the Annuity Period.”

GLWB CHARGE

Once you elect to activate the GLWB, we deduct a daily charge for the GLWB that compensates us for the costs and risks we assume in providing the benefit. We calculate this fee as a percentage of GLWB Account Value, where the daily deduction for a Single Life GLWB and a Joint Life GLWB is equivalent to a maximum of 2.00% of GLWB Account Value annually. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account. See “Accumulation Unit Value” for more information on the net investment factor.

We currently waive a portion of the GLWB charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before any increase, and any such increase will never exceed the 2.00% maximum guaranteed charge.

IMPACT OF WITHDRAWALS UNDER THE GUARANTEED MINIMUM DEATH BENEFIT

If you have elected the Guaranteed Minimum Death Benefit option, then we will include any withdrawals made under the GLWB in the calculation of the “adjusted sum” of withdrawals associated with the Guaranteed Minimum Death Benefit. See “Guaranteed Minimum Death Benefit Option.”

SPOUSAL CONTINUATION BEFORE DEPLETION OF GLWB ACCOUNT VALUE

Before the Lock-in Date. Upon the death of the Primary Owner before the Lock-in Date, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the GLWB age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a non-primary Owner before the Lock-in Date, the surviving spouse may continue any GLWB election in effect at the time of death if the surviving spouse elects to continue the Contract and become the sole Owner.

On or After the Lock-in Date. Upon the death of the Covered Person on or after the Lock-in Date (and before any depletion of GLWB Account Value) under a Single Life GLWB, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the GLWB’s issue age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a Covered Person on or after the Lock-in Date (and before any depletion of GLWB Account Value) under a Joint Life GLWB, the surviving spouse may continue the GLWB election if the surviving spouse elects to continue the Contract and become the sole Owner.

DEPLETION OF GLWB ACCOUNT VALUE ON OR AFTER THE LOCK-IN DATE

If your GLWB Account Value is depleted (reduced to zero) on or after the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will begin lifetime payments to you under the GLWB from our General Account.

•	We will pay to you in a lump sum any remaining AGWA not yet withdrawn in the current GLWB Year.

•

For the next GLWB Year, we will begin monthly payments to you equal to the AGWA divided by 12 so long as the Covered Person (or either Covered Person under a Joint Life GLWB) is alive). We may accept another payment interval upon your request.

•	We will make these payments until the death of the Covered Person under a Single Life GLWB or the death of the last surviving Covered Person under a Joint Life GLWB.

•	All other GLWB transactions, such as the ability to make additional Premium payments and transfers of Accumulation Value to the GLWB Account, will terminate.

•	Lifetime payments under the GLWB are subject to our financial strength and claims-paying ability.

If your GLWB Account Value is depleted on or after the Lock-in Date due to a GLWB Non-prescribed Withdrawal/Transfer, we will terminate your GLWB election. You will not be entitled to receive any lifetime payments under the GLWB. See “Terminating the GLWB Election.”

ASSIGNMENTS, TRANSFERS, AND EXCHANGES

The contract, the GLWB, and any contract or GLWB benefits may not be assigned, and any attempt to assign after the Lock-in Date will be void at the outset. If you transfer,

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assign, or exchange your Contract, the GLWB, or any Contract or GLWB benefit prior to the Lock-in Date, we will terminate your GLWB election. See “Terminating the GLWB Election.”

EFFECT OF DIVORCE ON GLWB BENEFITS

In the event an Owner is divorced while a GLWB election is in effect, you must provide written notice of the divorce to us, in a form acceptable to us, indicating the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order.

Note:	If one of the former spouses dies before we receive written notice of divorce, and if the former spouses are both Contractowners and the GLWB Account Value has not been depleted, then we will terminate the GLWB election as of the date of death, even if the deceased former spouse was not designated as a Covered Person under the GLWB or was not the only Covered Person under the GLWB. See “Terminating the GLWB Election.”

If we are informed in writing that the Contract will be divided between two Contracts to be separately owned by each former spouse, we will apportion the GLWB election into two effective GLWB elections in accordance with the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order, and pursuant to the following rules which will apply in addition to all otherwise applicable provisions of the GLWB. In the event that the order awards the Contract entirely to one former spouse, the following rules will assume that 100% of the GLWB election will be apportioned to that spouse.

If divorce occurred before the Lock-in Date:

•	The GLWB will be apportioned into two GLWBs.

•	The GLWB Account Value, Income Base, and HBV will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB will apply to both resulting GLWBs.

•

The owner of each of the resulting GLWBs can subsequently elect on the Lock-in Date a Single Life GLWB or a Joint Life GLWB (subject to the GLWB’s eligibility requirements) at the applicable Maximum Withdrawal Percentage.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

If divorce occurred on or after the Lock-in Date (and the GLWB Account Value was not depleted before divorce):

•	The GLWB will be apportioned into two Single Life GLWBs.

•	The GLWB Account Value, Income Base, and AGWA will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB will apply to both resulting GLWBs.

•

If the GLWB prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB will be the Covered Person under each resulting GLWB. If the GLWB prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB will be the Covered Person of that GLWB.

•

Under each of the resulting GLWBs, the owner may withdraw his or her apportioned AGWA from the GLWB Account and receive any lifetime payments for as long as the Covered Person is alive and all other conditions of the GLWB have been met.

•	The same Maximum Withdrawal Percentage previously applicable under the GLWB will apply to each resulting GLWB.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

If the GLWB Account Value was depleted prior to divorce and lifetime payments have begun:

•	The GLWB will be apportioned into two Single Life GLWBs.

•	The lifetime payments will be apportioned between the resulting GLWBs in accordance with the QDRO or other legally valid order.

•

If the GLWB prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB will be the Covered Person under each resulting GLWB. If the GLWB prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB will be the Covered Person of that GLWB.

•	Under each of the resulting GLWBs the owner will receive lifetime payments for as long as the Covered Person is alive.

•	All other terms and conditions of the GLWB will apply to the resulting GLWBs.

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ELECTION OF PARTIAL OR FULL ANNUITIZATION INSTEAD OF GLWB

Before making a GLWB election, you should carefully compare the GLWB’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. The following chart describes the differences between the GLWB and partial or full annuitization. You should consult with your registered representative and request an illustration. See “The Contracts—Annuity Period” and “Federal Income Taxes.”

	GLWB	Partial or Full Annuitization
Charge	1.20% current (2.00% maximum) of GLWB Account Value.	No additional charge. (The cost to provide annuity payments is factored into the annuity rates used to calculate such payments).
Amount of withdrawals/payments	Withdrawals and payments made under the GLWB will generally be lower than annuity payments made under annuitization.	Annuitization will generally result in higher annuity payments than withdrawals and payments made under the GLWB.
Decreases in withdrawal/payment amounts	If the Income Base decreases due to GLWB Non-prescribed Withdrawals/Transfers the amount of GLWB Prescribed Withdrawals/Transfers will decrease.	Annuity payments are fixed and will not decrease (other than due to any scheduled reduction in payment for the life of the survivor).
Increases in withdrawal/payment amounts

Once the GLWB Account Value is depleted, any continued lifetime payments made pursuant to GLWB are fixed and will not decrease.

If the Income Base increases due to Premiums, transfers, or Step-Ups, the amount of GLWB Prescribed Withdrawals/Transfers will increase.

Any lifetime payments made if the GLWB Account Value is depleted are fixed and will not increase.

Annuity payments are fixed and will not increase.
Flexibility in income stream

Owner may start and stop GLWB Prescribed Withdrawals/Transfers at any time.

As long as the GLWB Account has value, the Owner may also still take Non-prescribed Withdrawals/Transfers from the GLWB Account. These transfers and withdrawals will significantly reduce the GLWB AGWA or, if they reduce the GLWB Account Value to zero, terminate the GLWB (and terminate the GLWB charge)

If the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, then the owner cannot change the lifetime payment income stream.

Value allocated to the GLWB
When income benefits may begin	Prescribed withdrawals and transfers may only be taken after the Owner’s Lock-in Date. If taken before age 59 1/2, tax penalties may apply.

Partial full annuitization may be taken at any time. If taken before age 59 1/2, tax penalties may apply.

Only Premium and Accumulation Value allocated to partial or full annuitization is eligible to receive annuity payments from the General Account.

Investment restrictions	Only Premium and Accumulation Account are eligible to receive rider benefits.	Once annuitization begins, owner cannot change the income stream.
Tax treatment of withdrawals/payments

Withdrawals under the GLWB are treated as withdrawals for tax purposes.

Any lifetime payments made if the GLWB Account Value is depleted are treated as annuity payments for tax purposes.

Withdrawals are taxed less favorably than annuity payments.

Annuity payments are treated as annuity payments for tax purposes.
Guarantee	Lifetime payments are made from our General Account only if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.	Annuity payments are made from our General Account for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.

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	GLWB	Partial or Full Annuitization
Loss of guarantee

GLWB guaranteed lifetime payments may be significantly reduced or eliminated if you exercise the flexibility provided by the GLWB to access GLWB Account Value beyond GLWB Prescribed Withdrawals/Transfers causing the GLWB Account Value to decline, even to zero, or if the Covered Person(s) before any lifetime payments begin.

Payments are guaranteed for the lifetime of the Covered Person(s) if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.

Once annuity payments begin, they are guaranteed for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.

TAX CONSEQUENCES

For a discussion of tax consequences specific to the GLWB, including the treatment of spouses under the GLWB, please see “Death Benefits—Special Options for Spouses” and “Federal Income Taxes”.

TERMINATING THE GLWB ELECTION

Once you’ve elected a GLWB, your GLWB benefits will not terminate except as described below. If your GLWB election terminates, you will lose the guarantees that you had accumulated under the GLWB, including the Income Base, HBV, and/or AGWA. Your GLWB election will terminate upon the earliest of:

•	the Business Day the Contract is surrendered or terminated;

•	the Business Day we receive instructions from you to assign or otherwise transfer your Contract, the GLWB, or any Contract or GLWB benefits prior to the Lock-in Date;

•	the Business Day your GLWB Account Value reduces to zero due to a GLWB Non-prescribed Withdrawal/Transfer;

•

the date of a former spouse’s death before we receive written notice of divorce (even if the Covered Person is alive), where the former spouses are both Contract owners and the GLWB Account Value has not been depleted;

•	the date of the Primary Owner’s death before the Lock-in Date

•	the date of the Covered Person’s death on or after the Lock-in Date under a Single Life GLWB;

•	the date of the last surviving Covered Person’s death on or after the Lock-in Date under a Joint Life GLWB; or

•

the date all of your GLWB Account Value is applied to an annuity option (subject to any obligation we may have to make payments to you, as set forth under “Benefit Available on the Annuitant’s 90th Birthday”).

We will no longer deduct the GLWB charge upon termination of your GLWB election, nor will we refund any charges you have paid.

If your GLWB election terminated due to the death of the Primary Owner before the Lock-in Date or the Covered Person on or after the Lock-in Date under a Single Life GLWB, then subject to certain conditions the surviving spouse may make a new GLWB election. See “Spousal Continuation Before Depletion of GLWB Account Value.” If your GLWB election terminated due to a GLWB Non-prescribed Withdrawal/Transfer or because you did not comply with a change in the GLWB investment restrictions, then you may be able to make a new GLWB election once 90 calendar days have passed since the date of termination. The new Income Base, HBV, and/or AGWA may be significantly lower than under your prior GLWB election. We reserve the right to stop allowing new GLWB elections under the GLWB at any time.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA-CREF Life. While TIAA-CREF Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

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We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, partial annuitization, or withdrawal, we also will transfer Accumulation Units between bands if the Premium, partial annuitization, or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant (s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA- CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Charge. If you activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), we will assess an additional charge for a Single Life GLWB and a Joint Life GLWB that is guaranteed to never exceed 2.00% of GLWB Account Value, on an annual basis, as compensation for the costs and risks we assume in providing this guaranteed benefit. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account.

We currently waive a portion of the GLWB charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, any such increase will never exceed the 2.00% maximum guaranteed charge.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee,

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we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

THE CONTRACT—THE ANNUITY PERIOD

You can apply all or a portion of your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi-annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Partial annuitization is an irrevocable election by you to apply only a portion of your Accumulation Value to purchase a stream of annuity payments under the Contract, leaving the remainder of the Accumulation Value to accumulate on a tax- deferred basis. You may elect a partial annuitization of any annuity option. However, if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Caution should be exercised in choosing to annuitize a portion of Accumulation Value. Also, if you own a Qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Accumulation Value, you should consult your tax advisor. See “Federal Income Taxes.”

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), withdrawing Accumulation Value from the GLWB Account for partial annuitization other than as specified under the GLWB could significantly reduce, or even eliminate, the value of the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

If you have elected the Guaranteed Minimum Death Benefit Option, partially annuitizations will impact the guaranteed death benefit. See “Guaranteed Minimum Death Benefit Option.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later than the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and can not be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in good order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

•

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) and the Annuitant’s 90th birthday occurs before any depletion of GLWB Account Value, then we will provide annuity payments for the GLWB Account Value based on the GLWB. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).” Also, if you choose to apply the GLWB Account Value to receive annuity payments under the Contract, we may require you to transfer the GLWB Account Value from the GLWB Account at least one Business Day before the annuity starting date.

All annuity payments will be made out of the fixed account. We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad.

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If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB), we will terminate the GLWB if you apply all of your GLWB Account Value to an annuity option (subject to any obligation we may have to make payments to you as of the Annuitant’s 90th birthday). See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contractowner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half- Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) IS NOT AN ANNUITY OPTION

If you elect and activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) for an additional charge, you will have the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. If your GLWB Account Value is depleted (reduced to zero) following an established “lock-in date” due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated). However, the GLWB is not an annuity option. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contractowner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in good order) proof of death, the spouse will automatically become the Contractowner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she

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may elect to exercise for the Contract’s death benefit and any joint-life coverage under the Guaranteed Lifetime Withdrawal Benefit (GLWB). All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal or partial annuitization multiplied by the greater of 1 or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal or partial annuitization, divided by

•	the Accumulation Value on the Business Day of the withdrawal or partial annuitization, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made (including the withdrawal of Accumulation Value to elect partial annuitization and withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB).

•	On September 1st, a subsequent Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

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•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single- sum payment by check. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is liquidated.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

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TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non- Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any Non-Qualified Contract who is not a natural person (such as a corporation or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual and not a group contract, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract. We do not currently offer Qualified Contracts.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non- Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contract owner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract owner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

38	Prospectus Intelligent Variable Annuity

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient if distributed in a lump sum, in the same manner as a surrender of the Contract.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also generally qualify as a non-taxable exchange. IRS guidance provides that a distribution from either of the contracts involved in the direct partial exchange within 12 months of the exchange would result in the exchange being treated as a taxable distribution from the first contract, followed by a payment for the second contract, except in limited circumstances, including a lifetime event such as divorce, disability or loss of employment which occurred between the date of the partial direct exchange and the withdrawal. Contract owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non- qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Taxation of Qualified Contracts. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

Individual Retirement Annuities (IRAs), as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year ($5,500 for 2014; $6,500 for owners age 50 or older) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation ($12,000 for 2014 (as may be increased in future years—for cost of living adjustments); $14,500 for owners age 50 and older). The sponsoring employer is required to make matching or non- elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax advisor for more information about these distribution rules.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, Simple IRA or Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements. The value of the Guaranteed Minimum Death Benefit and other optional benefits such as the Guaranteed Lifetime Withdrawal Benefit may need to be considered in calculating minimum required distributions.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

Intelligent Variable Annuity Prospectus	39

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

We intend to treat all withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB) prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

OPTIONAL BENEFIT RIDERS—NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable. For a Qualified Contract, the investment in the Contract could be zero.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. A pro-rated amount of the cost basis is used in calculating the payments and exclusion ratio associated with the Partial Annuitization. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, Section 72(e) will treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

OTHER TAX ISSUES

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

40	Prospectus Intelligent Variable Annuity

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.- source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the

investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contractowners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit or the Guaranteed Lifetime Withdrawal Benefit (GLWB), are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract (such as those associated with the Guaranteed Lifetime Withdrawal Benefit (GLWB) would generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws

Intelligent Variable Annuity Prospectus	41

and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims- paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers.You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org. Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you. We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC

42	Prospectus Intelligent Variable Annuity

Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Contract was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA. During fiscal year 2013, we paid TC Services $5,778,672, during fiscal year 2012, we paid TPIS and TC Services $3,748,088, and during fiscal year 2011, we paid TPIS $400,229. We intend to recoup payments made to TC Services through fees and charges imposed under the Policy.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA-CREF to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, partial annuitization, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

(3)	cash withdrawals and partial annuitizations during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday- Friday at 877 694-0305; or 24 hours a day via our website www.tiaa-cref.org.

Intelligent Variable Annuity Prospectus	43

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-4	Additional Information
B-4	Financial Statements
B-5	Index to Financial Statements

44	Prospectus Intelligent Variable Annuity

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
TIAA-CREF Life Bond Sub-Account
2013		2,144	$36.79 to $37.45	$36.01 to $36.78	$78,245	2.63%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		1,772	$34.62 to $35.12	$36.79 to $37.45	$65,899	4.08%	0.25% to 0.60%	6.27% to 6.65%
2011		1,344	$32.76 to $33.11	$34.62 to $35.12	$46,948	3.76%	0.25% to 0.60%	5.68% to 6.05%
2010		1,000	$30.83 to $31.05	$32.76 to $33.11	$32,981	3.98%	0.25% to 0.60%	6.27% to 6.64%
2009		572	$28.88 to $28.98	$30.83 to $31.05	$17,723	6.05%	0.25% to 0.60%	6.76% to 7.14%
2008	(g)	157	$29.48 to $29.51	$28.88 to $28.98	$4,538	9.46%	0.25% to 0.60%	(0.21)% to 0.14%

TIAA-CREF Life Growth Equity Sub-Account
2013		374	$19.28 to $19.63	$26.82 to $27.39	$10,169	0.30%	0.25% to 0.60%	39.10% to 39.59%
2012		262	$16.58 to $16.82	$19.28 to $19.63	$5,112	0.72%	0.25% to 0.60%	16.29% to 16.70%
2011		266	$16.38 to $16.55	$16.58 to $16.82	$4,450	0.29%	0.25% to 0.60%	1.24% to 1.60%
2010		235	$14.52 to $14.63	$16.38 to $16.55	$3,877	0.57%	0.25% to 0.60%	12.74% to 13.13%
2009		159	$10.79 to $10.83	$14.52 to $14.63	$2,314	1.30%	0.25% to 0.60%	34.66% to 35.13%
2008	(g)	77	$16.06 to $16.07	$10.79 to $10.83	$830	1.72%	0.25% to 0.60%	(41.06)% to (40.86)%

TIAA-CREF Life Growth & Income Equity Sub-Account
2013		532	$34.12 to $34.73	$45.57 to $46.55	$24,559	1.29%	0.25% to 0.60%	33.58% to 34.04%
2012		351	$29.48 to $29.90	$34.12 to $34.73	$12,108	2.01%	0.25% to 0.60%	15.73% to 16.14%
2011		243	$28.80 to $29.11	$29.48 to $29.90	$7,231	1.29%	0.25% to 0.60%	2.35% to 2.71%
2010		128	$25.55 to $25.74	$28.80 to $29.11	$3,717	1.53%	0.25% to 0.60%	12.73% to 13.13%
2009		92	$20.12 to $20.20	$25.55 to $25.74	$2,356	2.17%	0.25% to 0.60%	27.00% to 27.44%
2008	(g)	56	$27.93 to $27.95	$20.12 to $20.20	$1,133	3.04%	0.25% to 0.60%	(35.19)% to (34.96)%

TIAA-CREF Life International Equity Sub-Account
2013		936	$24.41 to $24.85	$30.13 to $30.78	$28,653	2.67%	0.25% to 0.60%	23.41% to 23.85%
2012		842	$18.71 to $18.98	$24.41 to $24.85	$20,813	1.91%	0.25% to 0.60%	30.49% to 30.95%
2011		728	$24.73 to $24.99	$18.71 to $18.98	$13,762	1.82%	0.25% to 0.60%	(24.33)% to (24.07)%
2010		590	$20.79 to $20.94	$24.73 to $24.99	$14,714	1.86%	0.25% to 0.60%	18.92% to 19.34%
2009		406	$15.88 to $15.94	$20.79 to $20.94	$8,497	4.78%	0.25% to 0.60%	30.95% to 31.41%
2008	(g)	98	$38.70 to $38.98	$15.88 to $15.94	$1,549	0.11%	0.25% to 0.60%	(50.31)% to (50.14)%

TIAA-CREF Life Large-Cap Value Sub-Account
2013		341	$50.83 to $51.74	$67.87 to $69.33	$23,464	2.26%	0.25% to 0.60%	33.51% to 33.98%
2012		232	$42.57 to $43.18	$50.83 to $51.74	$11,915	2.15%	0.25% to 0.60%	19.42% to 19.84%
2011		199	$45.53 to $46.03	$42.57 to $43.18	$8,572	1.80%	0.25% to 0.60%	(6.52)% to (6.19)%
2010		141	$38.70 to $38.98	$45.53 to $46.03	$6,467	1.91%	0.25% to 0.60%	17.65% to 18.06%
2009		100	$29.62 to $29.73	$38.70 to $38.98	$3,888	2.25%	0.25% to 0.60%	30.67% to 31.13%
2008	(g)	45	$46.14 to $46.18	$29.62 to $29.73	$1,330	3.00%	0.25% to 0.60%	(41.10)% to (40.89)%

Intelligent Variable Annuity Prospectus	45

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
TIAA-CREF Life Money Market Sub-Account
2013		3,374	$11.39 to $11.60	$11.33 to $11.57	$38,727	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012		2,789	$11.46 to $11.62	$11.39 to $11.60	$32,123	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011		2,603	$11.52 to $11.65	$11.46 to $11.62	$30,080	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010		2,451	$11.57 to $11.66	$11.52 to $11.65	$28,434	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%
2009		2,005	$11.58 to $11.63	$11.57 to $11.66	$23,308	0.56%	0.25% to 0.60%	(0.06)% to 0.29%
2008	(g)	2,128	11.38	$11.58 to $11.63	$24,724	1.82%	0.25% to 0.60%	2.25% to 2.60%

TIAA-CREF Life Real Estate Securities Sub-Account
2013		143	$67.94 to $69.16	$68.81 to $70.29	$9,979	2.05%	0.25% to 0.60%	1.28% to 1.63%
2012		115	$57.06 to $57.87	$67.94 to $69.16	$7,923	1.97%	0.25% to 0.60%	19.07% to 19.49%
2011		105	$53.78 to $54.36	$57.06 to $57.87	$6,028	1.41%	0.25% to 0.60%	6.09% to 6.46%
2010		74	$41.25 to $41.55	$53.78 to $54.36	$4,002	2.72%	0.25% to 0.60%	30.38% to 30.84%
2009		47	$33.17 to $33.29	$41.25 to $41.55	$1,930	6.24%	0.25% to 0.60%	24.36% to 24.79%
2008	(g)	21	$52.38 to $52.42	$33.17 to $33.29	$713	9.55%	0.25% to 0.60%	(38.65)% to (38.43)%

TIAA-CREF Life Small-Cap Equity Sub-Account
2013		117	$58.23 to $59.27	$80.95 to $82.69	$9,579	0.75%	0.25% to 0.60%	39.03% to 39.52%
2012		70	$51.37 to $52.11	$58.23 to $59.27	$4,139	1.21%	0.25% to 0.60%	13.34% to 13.74%
2011		63	$53.97 to $54.55	$51.37 to $52.11	$3,269	0.57%	0.25% to 0.60%	(4.81)% to (4.47)%
2010		56	$42.57 to $42.88	$53.97 to $54.55	$3,067	0.99%	0.25% to 0.60%	26.79% to 27.23%
2009		24	$33.52 to $33.65	$42.57 to $42.88	$1,022	1.81%	0.25% to 0.60%	26.99% to 27.43%
2008	(g)	16	$45.78 to $45.82	$33.52 to 33.65	$511	2.52%	0.25% to 0.60%	(32.83)% to (32.60)%

TIAA-CREF Life Social Choice Sub-Account
2013		304	$32.96 to $33.55	$43.95 to $44.89	$13,537	1.94%	0.25% to 0.60%	33.33% to 33.80%
2012		182	$29.09 to $29.50	$32.96 to $33.55	$6,068	2.49%	0.25% to 0.60%	13.33% to 13.72%
2011		115	$29.27 to $29.59	$29.09 to $29.50	$3,382	2.44%	0.25% to 0.60%	(0.64)% to (0.29)%
2010		46	$25.39 to $25.52	$29.27 to $29.59	$1,342	2.04%	0.25% to 0.60%	15.32% to 15.72%
2009		30	$19.27 to $19.32	$25.39 to $25.52	$763	2.91%	0.35% to 0.60%	31.72% to 32.05%
2008	(g)	15	$27.74 to $27.76	$19.27 to $19.32	$290	3.06%	0.35% to 0.60%	(36.47)% to (36.31)%

TIAA-CREF Life Stock Index Sub-Account
2013		1,113	$39.73 to $40.44	$52.69 to $53.82	$59,575	2.29%	0.25% to 0.60%	32.63% to 33.10%
2012		957	$34.35 to $34.84	$39.73 to $40.44	$38,533	2.42%	0.25% to 0.60%	15.65% to 16.06%
2011		861	$34.23 to $34.60	$34.35 to $34.84	$29,901	2.08%	0.25% to 0.60%	0.35% to 0.70%
2010		659	$29.48 to $29.70	$34.23 to $34.60	$22,768	2.34%	0.25% to 0.60%	16.10% to 16.50%
2009		505	$23.11 to $23.20	$29.48 to $29.70	$14,982	2.44%	0.25% to 0.60%	27.60% to 28.04%
2008	(g)	109	$33.76 to $33.79	$23.11 to $23.20	$2,520	5.97%	0.25% to 0.60%	(37.46)% to (37.24)%

46	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
Calamos Growth and Income Portfolio Sub-Account
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010		203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%
2009		118	$10.57 to $10.61	$14.65 to $14.75	$1,732	2.76%	0.25% to 0.60%	38.59% to 39.07%
2008	(g)	58	$14.24 to $14.25	$10.57 to $10.61	$611	0.34%	0.25% to 0.60%	(32.14)% to (31.91)%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%
2009		17	$9.72	$12.99 to $13.09	$217	0.00%	0.25% to 0.60%	33.76% to 34.23%
2008	(g)	2	$15.30 to $15.31	$9.72	$17	0.00%	0.50%	(40.70)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%
2009		10	$9.43 to $9.45	$13.38 to $13.48	$134	0.00%	0.25% to 0.60%	41.92% to 42.42%
2008	(g)	3	$14.36 to $14.37	$9.43 to $9.45	$27	0.00%	0.35% to 0.60%	(37.64)% to (37.48)%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA International Small Portfolio Sub-Account
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

Intelligent Variable Annuity Prospectus	47

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
DFA VA Short-Term Fixed Portfolio Sub-Account
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%
2009		289	$9.69 to $9.73	$12.23 to $12.32	$3,548	4.59%	0.25% to 0.60%	26.20% to 26.64%
2008	(g)	121	$10.40 to $10.41	$9.69 to $9.73	$1,181	0.00%	0.25% to 0.60%	(5.11)% to (4.78)%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%
2009		224	$8.41 to $8.44	$11.26 to $11.35	$2,538	2.76%	0.25% to 0.60%	33.92% to 34.39%
2008	(g)	25	$13.23 to $13.24	$8.41 to $8.44	$210	0.00%	0.25% to 0.60%	(42.77)% to (42.57)%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%
2009		28	$19.96 to $20.04	$26.16 to $26.35	$746	0.90%	0.25% to 0.60%	31.04% to 31.50%
2008	(g)	14	$27.29 to $27.32	$19.96 to $20.04	$287	0.00%	0.25% to 0.60%	(30.30)% to (30.05)%

48	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Franklin Income Securities Fund—Class 1 Sub-Account

2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%
2009		105	$12.37 to $12.41	$16.70 to $16.82	$1,756	6.92%	0.25% to 0.60%	35.07% to 35.55%
2008	(g)	53	$17.11 to $17.13	$12.37 to $12.41	$652	2.67%	0.25% to 0.60%	(29.83)% to (29.59)%

Franklin Small-Mid Cap Growth Securities Fund—Class 1 Sub-Account
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%
2009		25	$13.40 to $13.45	$19.17 to $19.31	$487	0.00%	0.25% to 0.60%	43.09% to 43.59%
2008	(g)	10	$20.59 to $20.61	$13.40 to $13.45	$137	0.00%	0.25% to 0.60%	(42.69)% to (42.49)%

ING Clarion Global Real Estate Portfolio—Class I Sub-Account
2013		136	$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74	$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44	$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9	$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%
2009		44	$22.89 to $22.98	$33.30 to $33.54	$1,480	0.04%	0.25% to 0.60%	45.46% to 45.97%
2008	(g)	20	$36.87 to $36.90	$22.89 to $22.98	$450	0.08%	0.25% to 0.60%	(44.49)% to (44.29)%

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%
2009		50	$31.15 to $31.27	$55.60 to $56.00	$2,794	0.63%	0.25% to 0.60%	78.49% to 79.11%
2008	(g)	8	$60.86 to $60.91	$31.15 to $31.27	$242	(0.03)%	0.25% to 0.60%	(52.40)% to (52.23)%

Intelligent Variable Annuity Prospectus	49

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%
2009		207	$12.16 to $12.21	$16.16 to $16.28	$3,370	0.72%	0.25% to 0.60%	32.90% to 33.36%
2008	(g)	40	$16.37 to $16.39	$12.16 to $12.21	$483	1.67%	0.25% to 0.60%	(28.20)% to (27.95)%

MFS Growth Series—Initial Class Sub-Account
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%
2009		8	$15.55 to $15.59	$21.28 to $21.39	$166	0.33%	0.35% to 0.60%	36.85% to 37.19%
2008	(g)	4	$10.69 to $10.70	$15.55 to $15.59	$66	0.00%	0.35% to 0.60%	(37.79)% to (37.63)%

MFS Global Equity Series—Initial Class Sub-Account
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%
2009		46	$10.18 to $10.22	$13.36 to $13.45	$614	1.88%	0.25% to 0.60%	31.20% to 31.65%
2008	(g)	33	$13.93 to $13.94	$10.18 to $10.22	$340	0.00%	0.35% to 0.60%	(34.17)% to (33.94)%

MFS Investors Growth Stock Series—Initial Class Sub-Account
2013		194	$13.37 to $13.61	$17.31 to $17.68	$3,406	4.54%	0.25% to 0.60%	29.51% to 29.97%
2012		81	$11.50 to $11.66	$13.37 to $13.61	$1,091	1.11%	0.25% to 0.60%	16.27% to 16.68%
2011		72	$11.50 to $11.62	$11.50 to $11.66	$838	0.55%	0.25% to 0.60%	(0.02)% to 0.33%
2010		75	$10.29 to $10.34	$11.50 to $11.62	$864	0.41%	0.25% to 0.60%	11.80% to 12.19%
2009		37	$7.41 to $7.44	$10.29 to $10.34	$384	0.75%	0.35% to 0.60%	38.72% to 39.07%
2008	(g)	27	$22.34 to $22.36	$7.41 to $7.44	$198	0.00%	0.25% to 0.60%	(37.25)% to (37.03)%

MFS Utilities Series—Initial Class Sub-Account
2013		48	$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29	$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36	$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23	$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%
2009		16	$21.38 to $21.43	$28.28 to $28.42	$467	3.74%	0.35% to 0.60%	32.42% to 32.75%
2008	(g)	5	$31.54 to $31.56	$21.38 to $21.43	$105	0.00%	0.25% to 0.50%	(37.98)% to (37.82)%

50	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
Mutual Shares Securities Fund—Class 1 Sub-Account
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%
2009		44	$12.80 to $12.84	$16.07 to $16.19	$705	2.20%	0.25% to 0.60%	25.60% to 26.03%
2008	(g)	29	$18.88 to $18.90	$12.80 to $12.84	$376	3.65%	0.25% to 0.60%	(37.31)% to (37.09)%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account
2013		57	$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36	$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34	$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37	$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%
2009		46	$9.82 to $9.86	$15.24 to $15.35	$707	14.62%	0.25% to 0.60%	55.14% to 55.69%
2008	(g)	21	$18.76 to $18.78	$9.82 to $9.86	$205	0.82%	0.25% to 0.50%	(52.68)% to (52.51)%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2013		357	$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185	$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130	$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41	$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%
2009		17	$8.74 to $8.76	$12.73 to $12.82	$224	1.92%	0.25% to 0.60%	45.69% to 46.20%
2008	(g)	6	$14.81 to $14.82	$8.74 to $8.76	$52	0.51%	0.35% to 0.50%	(46.14)% to (46.01)%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2013		376	$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555	$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295	$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169	$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%
2009		118	$10.22 to $10.25	$12.37 to $12.46	$1,464	10.76%	0.25% to 0.60%	21.01% to 21.43%
2008	(g)	19	$12.31 to $12.32	$10.22 to $10.25	$190	7.84%	0.35% to 0.60%	(16.21)% to (16.00)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Inst. Class Sub-Account
2013	(s)	6	$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Inst. Class Sub-Account
2013	(t)	—	$24.43	$ —	$0	2.43%	0.42%	0.71%

Intelligent Variable Annuity Prospectus	51

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%
2009		168	$12.67 to $12.72	$14.74 to $14.85	$2,491	3.28%	0.25% to 0.60%	16.34% to 16.75%
2008	(g)	83	$13.38 to $13.39	$12.67 to $12.72	$1,049	2.31%	0.25% to 0.60%	(1.28)% to (0.94)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%
2009		863	$11.69 to $11.74	$13.78 to $13.88	$11,946	3.10%	0.25% to 0.60%	17.86% to 18.28%
2008	(g)	167	$13.19 to $13.21	$11.69 to $11.74	$1,952	2.18%	0.25% to 0.60%	(7.47)% to (7.15)%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%
2009		123	$10.48 to $10.54	$16.40 to $16.52	$2,033	0.00%	0.25% to 0.60%	56.46% to 57.01%
2008	(g)	23	$15.71 to $15.72	$10.48 to $10.54	$240	0.00%	0.25% to 0.60%	(39.76)% to (39.55)%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%
2009		32	$31.29 to $31.46	$54.88 to $55.27	$1,756	0.24%	0.25% to 0.60%	75.36% to 75.97%
2008	(g)	8	$62.09 to $62.14	$31.29 to $31.46	$251	0.03%	0.25% to 0.60%	(53.47)% to (53.30)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%
2009		92	$15.41 to $15.47	$21.66 to $21.82	$2,008	1.08%	0.25% to 0.60%	40.54% to 41.04%
2008	(g)	22	$24.84 to $24.86	$15.41 to $15.47	$343	0.00%	0.25% to 0.60%	(42.90)% to (42.70)%

52	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
PVC Equity Income Account—Class 1 Sub-Account
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%
2009		170	$12.68 to $12.71	$15.13 to $15.24	$2,586	6.51%	0.25% to 0.60%	(19.29)% to (19.71)%
2008	(g)	14	$17.63 to $17.65	$12.68 to $12.71	$181	0.00%	0.35% to 0.60%	(34.34)% to (34.17)%

PVC MidCap Account—Class 1 Sub-Account
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%
2009	(p)	50	$13.12 to $13.20	$13.62 to $13.72	$684	0.00%	0.25% to 0.60%	3.84% to 3.91%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$916	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%
2009		45	$8.44 to $8.47	$13.26 to $13.36	$605	0.00%	0.25% to 0.60%	57.10% to 57.65%
2008	(g)	19	$13.75 to $13.76	$8.44 to $8.47	$156	4.97%	0.25% to 0.60%	(43.61)% to (43.41)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%
2009		148	$7.55 to $7.58	$10.15 to $10.23	$1,515	0.00%	0.25% to 0.60%	34.40% to 34.86%
2008	(g)	38	$10.01 to $10.02	$7.55 to $7.58	$286	1.31%	0.25% to 0.60%	(27.62)% to (27.36)%

T. Rowe Price Limited-Term Bond Portfolio Sub-Account
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets Securities Fund—Class 1 Sub-Account
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%
2009		182	$7.61 to $7.63	$13.12 to $13.21	$2,399	3.26%	0.25% to 0.60%	72.29% to 72.89%
2008	(g)	18	$14.04 to $14.05	$7.61 to $7.63	$137	0.60%	0.35% to 0.60%	(52.90)% to (52.78)%

Intelligent Variable Annuity Prospectus	53

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)
Wanger International Sub-Account
2013		169	$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128	$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85	$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34	$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%
2009		21	$23.80 to $23.87	$35.44 to $35.70	$748	3.13%	0.25% to 0.60%	48.89% to 49.41%
2008	(g)	4	$39.08 to $39.11	$23.80 to $23.87	$85	0.00%	0.35% to 0.60%	(45.93)% to (45.79)%

Wanger Select Sub-Account
2013		51	$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58	$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43	$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36	$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%
2009		46	$14.21 to $14.25	$23.48 to $23.65	$1,078	0.00%	0.25% to 0.60%	65.19% to 65.77%
2008	(g)	5	$25.59 to $25.62	$14.21 to $14.25	$67	0.00%	0.35% to 0.60%	(49.39)% to (49.25)%

Wanger USA Sub-Account
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.60%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18	$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%
2009		14	$21.73 to $21.81	$30.72 to $30.95	$430	0.00%	0.25% to 0.60%	41.38% to 41.87%
2008	(g)	2	$33.07 to $33.09	$21.73 to $21.81	$43	0.00%	0.25% to 0.60%	(40.05)% to (39.84)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%
2009		237	$6.74 to $6.77	$10.42 to $10.50	$2,488	12.06%	0.25% to 0.60%	54.63% to 55.17%
2008	(g)	57	$9.56 to $9.57	$6.74 to $6.77	$387	10.94%	0.25% to 0.60%	(31.24)% to (30.99)%

54	Prospectus Intelligent Variable Annuity

concluded

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicitive of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(g)	Sub-account commenced operations on February 5, 2008.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(p)	Sub-account commenced operations on October 23, 2009.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.

Intelligent Variable Annuity Prospectus	55

APPENDIX B

EXAMPLE OF GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

The purpose of the following example is to demonstrate the operation of the GLWB. The example is based on hypothetical GLWB Account Values and transactions and assumes hypothetical positive and negative investment performance of the GLWB Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the GLWB Account will experience positive investment performance. Actual results may be higher or lower.

ASSUMPTIONS:

•	The Primary Owner is 60 years old on the date the contract is issued

•	The Primary Owner’s birthday is January 1 (the “GLWB Birthday”)

•	All of the initial Premium is allocated to the GLWB Account, which is comprised of the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account

•

The GLWB is locked in at age 71 as a Single Life GLWB, and the Owner begins making GLWB Prescribed Withdrawals/Transfers at that time—11 years after purchasing the contract (Note that this is shown below as the 12th contract year)

•	Because the Owner has locked in as a Single Life GLWB at age 71, he receives a 5.5% Maximum Withdrawal Percentage

•	Hypothetical Net Rates of Return are AFTER deductions for fees and charges

Contract Year	Beg of Year Attained Age	Beg of Year Premium		AGWA		Beg of Year Withdrawals Taken		Reduction %	HBV Before Premiumsand Withdrawals (A)		HBV After Premiumsand Withdrawals (A)		Hypothetical Net Rate of Return		End of Year GLWB Account Value		End of Year Income Base (B)
1	60	100,000	(C)	n/a		—		—	0		100,000	(C)	2.00%		102,000		102,000
2	61	50,000	(D)	n/a		—		—	102,000		152,000	(D)	2.00%		155,040		155,040
3	62			n/a		—		—	155,040		155,040		2.00%		158,141		158,141
4	63	—		n/a		—		—	158,141		158,141		-5.00	% (E)	150,234	(E)	158,141	(E)
5	64	—		n/a		—		—	158,141		158,141		-5.00	% (E)	142,722	(E)	158,141	(E)
6	65	30,000	(F)	n/a		—		—	158,141	(F)	188,141	(F)	2.00%		176,177		188,141	(F)
7	66	—		n/a		—		—	188,141		188,141		2.00%		179,700		188,141
8	67	—		n/a		10,000	(G)	5.56% (G)	188,141	(G)	177,680	(G)	2.00%		173,094		177,680	(G)
9	68	—		n/a		—		—	177,680		177,680		2.00%		176,556		177,680
10	69	—		n/a		—		—	177,680		177,680		2.00%		180,087		180,087
11	70	—		n/a		—		—	180,087		180,087		2.00%		183,689		183,689
12	71	—		10,103	(H)	10,103	(H)	—	n/a		n/a		2.00%		177,058		183,689
13	72	—		10,103		10,103		—	n/a		n/a		6.00%		176,972		183,689
14	73	—		10,103		5,000	(I)	—	n/a		n/a		8.00	% (I)	185,730	(I)	185,730	(I)
15	74	—		10,215	(I)	10,215		—	n/a		n/a		2.00%		179,025		185,730
16	75	—		10,215		10,215		—	n/a		n/a		2.00%		172,186		185,730
17	76	—		10,215		10,215		—	n/a		n/a		2.00%		165,210		185,730
18	77	—		10,215		50,000	(J)	24.08% (J)	n/a		n/a		2.00%		117,514		141,006
19	78	—		7,755	(J)	7,755		—	n/a		n/a		2.00%		111,954		141,006
20	79	—		7,755		7,755		—	n/a		n/a		2.00%		106,283		141,006

NOTES:

(A)

The Highest Birthday Value (“HBV”) is initially set to the initial premium or transfer into the GLWB Account. Thereafter on any Business Day prior to the Lock-In Date the HBV is equal to: (1) the highest GLWB Account Value attained on any GLWB Birthday occurring between the date the GLWB election is effective and the Lock-In Date; plus (2) each Premium and transfer of Accumulation Value made to the GLWB Account since that GLWB Birthday; minus (3) an adjustment for each transfer and withdrawal from the GLWB Account since that GLWB Birthday equal to an amount that reduces the HBV in the same proportion that the transfer or withdrawal reduces the GLWB Account Value as of the effective date of the transfer or withdrawal, but prior to the reduction of the GLWB Account Value by the transfer or withdrawal amount.

(B)

Before the Lock-In Date, the Income Base is equal to the greater of the GLWB Account Value and the HBV. After the Lock-In Date, the Income Base is increased by Premiums and transfers of Accumulation Value to the GLWB Account as well as “Step-Ups” equal to the GLWB Account Value on the Business Day before each GLWB Birthday (if the GLWB Account Value is greater than the Income Base), and decreased proportionately by GLWB Non-Prescribed Withdrawals/Transfers.

(C)	The initial Premium of $100,000 makes the initial HBV equal to $100,000.
(D)	Additional Premium of $50,000 in the 2 year increases the HBV by this same amount.
(E)	Before the Lock-In Date, when there is a drop in the GLWB Account Value due to poor investment performance the Income Base does not drop below the HBV, which acts as a floor.
(F)	Additional Premium of $30,000 in the 6th year increases the HBV and the Income Base by this same amount even though the GLWB Account Value is lower.

56	Prospectus Intelligent Variable Annuity

concluded

(G)

A withdrawal from the GLWB Account in the 8th contract year (prior to the Lock-In Date) has the effect of reducing the HBV and Income Base in a proportionate manner. Because the withdrawal reduces the GLWB Account Value by 5.56% ($10,000 ÷ $179,700), the HBV and Income Base also will be reduced by 5.56%. In this instance, it can be seen that the $10,000 withdrawal reduces the HBV and the Income Base by $10,461 ($188,141 x .0556) which is more than the amount of the withdrawal.

Also, because the Owner made a GLWB Withdrawal prior to the Lock-In Date, the Owner must wait 90 calendar days before he can allocate additional Premiums and/or Accumulation Value to the GLWB Account.
(H)

At the beginning of the 12th contract year the Owner establishes the Lock-In Date, where the Annual Guaranteed Withdrawal Amount (“AGWA”) is locked in and GLWB Prescribed Withdrawals/Transfers from the GLWB Account are permitted. The initial AGWA is equal to the Income Base multiplied by the Maximum Withdrawal Percentage, or $10,103 ($183,689 x .055). The Owner may withdraw up to $10,103 each GLWB Year for as long as the Covered Person is alive, regardless of the GLWB Account Value (assuming there are no subsequent changes to the Income Base).

(I)

The Owner is not required to withdraw the full AGWA each year. However, GLWB Prescribed Withdrawals/Transfers are not cumulative, and the Owner cannot carry over any unused GLWB Prescribed Withdrawals/Transfers to future GLWB Years.

In the 14th contract year, because the Owner takes a withdrawal lower than the AGWA AND the investment performance is sufficient to cause an increase in the GLWB Account Value higher than the Income Base, this resulted in a higher Income Base at the end of the year and a higher AGWA at the beginning of the 15th contract year due to a “Step-Up.” A Step-up is an increase in the Income Base to equal the GLWB Account Value on the Business Day before the GLWB Birthday if the GLWB Account Value is greater than the Income Base on that day. Because the GLWB Account Value at the end of the year is $185,730 and the Income Base is $183,689, the Income Base is increased to equal $185,730.

If the Income Base is stepped-up, then the AGWA will be increased to equal the new Income Base multiplied by the Maximum Withdrawal Percentage. The new AGWA beginning in the 15th contract year is $10,215 ($185,730 x 0.55).

(J)

In the 18th contract year, the owner withdraws $50,000. This is an excess of $39,785 over the AGWA of $10,215, or 24.08% of the GLWB Account Value ($39,785 ÷ $165,210). The $39,785 is a GLWB Non-Prescribed Withdrawal/Transfer, and has the effect of reducing the Income Base by 24.08%, or $44,724 ($185,730*.2408), to $141,006 ($185,730 - $44,724). Note that the Income Base is reduced by $44,724, which is more than the amount of the $39,785 GLWB Non-Prescribed Withdrawal/Transfer.

The AGWA at the beginning of the 19th contract year is also reduced to equal $7,755 ($141,006 x .055).

Intelligent Variable Annuity Prospectus	57

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/14

Statement of Additional Information

Intelligent Variable Annuity

Individual Flexible Premium Deferred Variable Annuity Contract

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2014

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2014 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

Table of contents for the statement of additional information

General Matters	B-2
State Regulation	B-3
Legal Matters	B-3
Experts	B-3
Additional Information	B-4
Financial Statements	B-4
Index to Financial Statements	B-5

General matters

The contract

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

Assignment of contracts

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

Protection against claims of creditors

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

Procedures for elections and change

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

Financial support agreement

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

Management related service contracts

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA- CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2013, 2012 and 2011TIAA-CREF Life provided total compensation for product administrative services of $12,106,765, $12,281,977 and $6,889,292, for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2013, 2012 and 2011 TIAA-CREF Life paid custody fees of $290,625, $305,206, and $288,019. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2013, 2012 and 2011, TIAA-CREF Life provided compensation for trade settlement services of $68,650, $77,644, and $87,944.

State regulation

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA-CREF Life Separate Account VA-1. PricewaterhouseCoopers LLP is also the independent auditor of TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

Separate Account Financial Statements

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2013 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD 21202 given on the authority of said firm as experts in auditing and accounting.

TIAA-CREF Life Insurance Company Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 included in this Registration Statement have been so included in reliance on the report PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial statements

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA- CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

B-4	Statement of Additional Information ■ Intelligent Variable Annuity

Intelligent Variable Annuity ■ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Contractowners of TIAA-CREF Life Separate Account VA-1 and

the Board of Directors of TIAA-CREF Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA-CREF Life Separate Account VA-1 at December 31, 2013, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of TIAA-CREF Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying investee mutual fund shares at December 31, 2013 with the transfer agent of the investee mutual funds or the investee mutual funds directly, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP (signed)

Baltimore, Maryland

April 17, 2014

B-6	Statement of Additional Information ■ Intelligent Variable Annuity

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2013

	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account	TIAA-CREF Life Large-Cap Value Sub-Account
ASSETS
Investments, at value	$110,901,525	$58,173,186	$102,273,462	$90,184,423	$64,869,368
Total assets	$110,901,525	$58,173,186	$102,273,462	$90,184,423	$64,869,368

NET ASSETS
Accumulation fund	$110,901,525	$55,886,189	$95,678,460	$87,179,446	$62,472,899
Annuity fund	—	2,286,997	6,595,002	3,004,977	2,396,469

Net assets	$110,901,525	$58,173,186	$102,273,462	$90,184,423	$64,869,368

Investments, at cost	$114,495,853	$37,546,956	$78,970,423	$76,701,300	$51,047,936
Shares held in corresponding Funds	4,443,170	2,206,037	2,762,654	4,475,654	1,770,452

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$26.81	$45.59	$30.14	$67.89
Lifetime Variable Select Annuity	36.01	26.83	45.57	30.15	67.90

Intelligent Variable Annuity
Band 1	36.23	26.98	45.85	30.31	68.28
Band 2	36.56	27.23	46.27	30.59	68.91
Band 3	36.78	27.39	46.55	30.78	69.33
Band 5	36.01	26.82	45.57	30.13	67.87
Band 6	36.34	27.06	45.99	30.41	68.49
Band 7	36.56	27.23	46.27	30.59	68.91

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account	TIAA-CREF Life Large-Cap Value Sub-Account
INVESTMENT INCOME
Dividends	$2,681,883	$137,455	$983,245	$1,956,870	$1,128,043

Expenses
Administrative expenses	143,359	88,610	155,296	134,804	91,781
Mortality and expense risk charges	322,652	179,875	320,164	275,433	188,447
Guaranteed minimum death benefits	24,745	3,875	6,248	5,754	7,649
Total expenses	490,756	272,360	481,708	415,991	287,877
Net investment income (loss)	2,191,127	(134,905)	501,537	1,540,879	840,166

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	694,148	3,059,710	4,255,059	(32,567)	3,163,482
Capital gain distributions	711,492	—	8,446,318	—	3,422,279
Net realized gain (loss)	1,405,640	3,059,710	12,701,377	(32,567)	6,585,761
Net change in unrealized appreciation (depreciation) on investments	(5,766,309)	13,264,092	11,855,130	15,610,970	8,092,340
Net realized and unrealized gain (loss) on investments	(4,360,669)	16,323,802	24,556,507	15,578,403	14,678,101
Net increase (decrease) in net assets from operations	$(2,169,542)	$16,188,897	$25,058,044	$17,119,282	$15,518,267

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-7

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2013

	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account	TIAA-CREF Life Stock Index Sub-Account
ASSETS
Investments, at value	$56,029,704	$49,958,432	$49,745,978	$44,113,489	$265,649,325
Total assets	$56,029,704	$49,958,432	$49,745,978	$44,113,489	$265,649,325

NET ASSETS
Accumulation fund	$56,029,704	$47,777,598	$48,134,032	$42,394,459	$255,078,088
Annuity fund	—	2,180,834	1,611,946	1,719,030	10,571,237

Net assets	$56,029,704	$49,958,432	$49,745,978	$44,113,489	$265,649,325

Investments, at cost	$56,029,704	$42,975,822	$41,063,323	$32,338,806	$183,548,680
Shares held in corresponding Funds	56,029,704	1,701,581	1,369,658	1,212,242	6,444,671

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$68.82	$80.97	$43.97	$52.71
Lifetime Variable Select Annuity	11.32	68.86	81.02	44.14	52.68

Intelligent Variable Annuity
Band 1	11.39	69.23	81.45	44.22	53.01
Band 2	11.50	69.86	82.19	44.62	53.50
Band 3	11.57	70.29	82.69	44.89	53.82
Band 5	11.33	68.81	80.95	43.95	52.69
Band 6	11.43	69.44	81.69	44.35	53.17
Band 7	11.50	69.86	82.19	44.62	53.50

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account	TIAA-CREF Life Stock Index Sub-Account
INVESTMENT INCOME
Dividends	$2,646	$916,960	$290,429	$628,817	$4,469,160

Expenses
Administrative expenses	72,478	99,021	74,533	64,053	413,245
Mortality and expense risk charges	162,973	203,761	151,867	133,583	834,502
Guaranteed minimum death benefits	9,886	2,844	1,927	4,037	8,997
Total expenses	245,337	305,626	228,327	201,673	1,256,744
Net investment income (loss)	(242,691)	611,334	62,102	427,144	3,212,416

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	—	3,530,069	2,204,815	1,317,012	7,934,206
Capital gain distributions	—	—	7,409,499	—	400,512
Net realized gain (loss)	—	3,530,069	9,614,314	1,317,012	8,334,718
Net change in unrealized appreciation (depreciation) on investments	—	(3,595,017)	3,425,040	8,644,374	53,120,223
Net realized and unrealized gain (loss) on investments	—	(64,948)	13,039,354	9,961,386	61,454,941
Net increase (decrease) in net assets from operations	$(242,691)	$546,386	$13,101,456	$10,388,530	$64,667,357

B-8	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account
ASSETS
Investments, at value	$4,162,177	$3,463,685	$2,232,218	$2,253	$2,718,884
Total assets	$4,162,177	$3,463,685	$2,232,218	$2,253	$2,718,884

NET ASSETS
Accumulation fund	$4,162,177	$3,463,685	$2,232,218	$2,253	$2,718,884

Net assets	$4,162,177	$3,463,685	$2,232,218	$2,253	$2,718,884

Investments, at cost	$3,787,730	$3,202,622	$2,140,706	$2,224	$2,772,063
Shares held in corresponding Funds	268,874	129,872	92,739	358	255,294

UNIT VALUE
Intelligent Variable Annuity
Band 1	$19.88	$28.68	$29.30	$—	$25.41
Band 2	20.06	28.94	29.57	—	25.47
Band 3	20.18	29.12	29.75	25.31	25.51
Band 5	19.76	28.51	29.12	—	25.36
Band 6	19.94	28.77	29.39	—	25.43
Band 7	20.06	28.94	29.57	—	25.47

	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account(a)	DFA VA Global Bond Portfolio Sub-Account
INVESTMENT INCOME
Dividends	$39,994	$7,491	$464	$—	$12,066

Expenses
Administrative expenses	3,633	1,934	1,204	—	1,549
Mortality and expense risk charges	8,899	4,681	3,161	—	3,387
Guaranteed minimum death benefits	1,788	402	191	—	678
Total expenses	14,320	7,017	4,556	—	5,614
Net investment income (loss)	25,674	474	(4,092)	—	6,452

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	90,694	421,837	234,792	—	(10,425)
Capital gain distributions	172,793	137,403	138,603	—	37,922
Net realized gain (loss)	263,487	559,240	373,395	—	27,497
Net change in unrealized appreciation (depreciation) on investments	252,892	181,809	63,230	29	(43,740)
Net realized and unrealized gain (loss) on investments	516,379	741,049	436,625	29	(16,243)
Net increase (decrease) in net assets from operations	$542,053	$741,523	$432,533	$29	$(9,791)

(a)	For the period November 26, 2013 (commencement of operations) to December 31, 2013.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-9

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2013

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account
ASSETS
Investments, at value	$1,887,557	$3,276,219	$5,854,861	$4,115,624	$3,036,442
Total assets	$1,887,557	$3,276,219	$5,854,861	$4,115,624	$3,036,442

NET ASSETS
Accumulation fund	$1,887,557	$3,276,219	$5,854,861	$4,115,624	$3,036,442

Net assets	$1,887,557	$3,276,219	$5,854,861	$4,115,624	$3,036,442

Investments, at cost	$1,761,955	$2,917,439	$5,870,180	$3,972,136	$2,689,506
Shares held in corresponding Funds	153,585	248,387	574,569	188,100	161,857

UNIT VALUE
Intelligent Variable Annuity
Band 1	$33.12	$32.78	$24.94	$38.06	$38.94
Band 2	33.20	32.86	25.01	38.15	39.04
Band 3	33.26	32.91	25.05	38.21	39.10
Band 5	33.06	32.72	24.90	37.99	38.88
Band 6	33.15	32.80	24.96	38.09	38.97
Band 7	33.20	32.86	25.01	38.15	39.04

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account
INVESTMENT INCOME
Dividends	$37,164	$71,099	$13,870	$47,713	$19,703

Expenses
Administrative expenses	935	1,634	2,829	1,887	1,391
Mortality and expense risk charges	2,052	3,239	6,713	4,023	2,841
Guaranteed minimum death benefits	193	237	824	434	363
Total expenses	3,180	5,110	10,366	6,344	4,595
Net investment income (loss)	33,984	65,989	3,504	41,369	15,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	49,464	16,682	(4,803)	135,751	138,461
Capital gain distributions	50,776	—	4,623	272,867	—
Net realized gain (loss)	100,240	16,682	(180)	408,618	138,461
Net change in unrealized appreciation (depreciation) on investments	115,936	346,827	(11,232)	140,982	338,652
Net realized and unrealized gain (loss) on investments	216,176	363,509	(11,412)	549,600	477,113
Net increase (decrease) in net assets from operations	$250,160	$429,498	$(7,908)	$590,969	$492,221

B-10	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	Franklin Income Securities Fund— Class 1 Sub-Account	Franklin Small- Mid Cap Growth Securities Fund— Class 1 Sub-Account
ASSETS
Investments, at value	$40,572,854	$15,138,601	$11,295,855	$7,546,773	$3,362,010
Total assets	$40,572,854	$15,138,601	$11,295,855	$7,546,773	$3,362,010

NET ASSETS
Accumulation fund	$40,572,854	$15,138,601	$11,295,855	$7,546,773	$3,362,010

Net assets	$40,572,854	$15,138,601	$11,295,855	$7,546,773	$3,362,010

Investments, at cost	$41,547,938	$13,097,194	$9,294,067	$7,010,794	$2,940,650
Shares held in corresponding Funds	3,853,073	1,241,887	270,754	456,826	118,464

UNIT VALUE
Intelligent Variable Annuity
Band 1	$14.62	$14.85	$50.99	$24.52	$35.38
Band 2	14.75	14.99	51.46	24.74	35.70
Band 3	14.84	15.08	51.77	24.89	35.92
Band 5	14.53	14.76	50.68	24.37	35.16
Band 6	14.67	14.90	51.15	24.59	35.48
Band 7	14.75	14.99	51.46	24.74	35.70

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	Franklin Income Securities Fund— Class 1 Sub-Account	Franklin Small- Mid Cap Growth Securities Fund— Class 1 Sub-Account
INVESTMENT INCOME
Dividends	$783,277	$136,238	$53,750	$359,086	$—

Expenses
Administrative expenses	35,134	10,463	8,262	5,994	1,966
Mortality and expense risk charges	85,772	24,389	16,861	14,490	5,085
Guaranteed minimum death benefits	12,810	3,021	1,592	2,267	528
Total expenses	133,716	37,873	26,715	22,751	7,579
Net investment income (loss)	649,561	98,365	27,035	336,335	(7,579)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(220,654)	200,271	248,539	161,003	113,390
Capital gain distributions	454,904	—	340,804	—	106,065
Net realized gain (loss)	234,250	200,271	589,343	161,003	219,455
Net change in unrealized appreciation (depreciation) on investments	(1,429,197)	1,821,945	1,733,052	279,910	428,358
Net realized and unrealized gain (loss) on investments	(1,194,947)	2,022,216	2,322,395	440,913	647,813
Net increase (decrease) in net assets from operations	$(545,386)	$2,120,581	$2,349,430	$777,248	$640,234

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-11

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2013

	ING Clarion Global Real Estate Portfolio— Class I Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account	MFS Growth Series—Initial Class Sub-Account
ASSETS
Investments, at value	$4,616,910	$4,297,284	$2,904,602	$8,593,065	$1,153,801
Total assets	$4,616,910	$4,297,284	$2,904,602	$8,593,065	$1,153,801

NET ASSETS
Accumulation fund	$4,616,910	$4,297,284	$2,904,602	$8,593,065	$1,153,801

Net assets	$4,616,910	$4,297,284	$2,904,602	$8,593,065	$1,153,801

Investments, at cost	$4,603,738	$3,179,483	$2,634,326	$7,292,475	$850,520
Shares held in corresponding Funds	421,251	80,564	69,124	445,237	29,532

UNIT VALUE
Intelligent Variable Annuity
Band 1	$33.82	$53.08	$60.33	$25.05	$38.61
Band 2	34.00	53.56	60.89	25.28	38.96
Band 3	34.13	53.89	61.26	25.43	39.20
Band 5	33.69	52.76	59.97	24.90	38.37
Band 6	33.88	53.24	60.52	25.13	38.72
Band 7	34.00	53.56	60.89	25.28	38.96

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	ING Clarion Global Real Estate Portfolio— Class I Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account	MFS Growth Series—Initial Class Sub-Account
INVESTMENT INCOME
Dividends	$221,541	$26,978	$82,767	$95,413	$9,808

Expenses
Administrative expenses	3,545	3,925	2,932	7,636	1,026
Mortality and expense risk charges	8,608	9,564	7,235	18,773	2,661
Guaranteed minimum death benefits	1,399	1,119	727	2,654	130
Total expenses	13,552	14,608	10,894	29,063	3,817
Net investment income (loss)	207,989	12,370	71,873	66,350	5,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	171,431	331,688	(537,981)	336,559	39,555
Capital gain distributions	—	—	—	144,819	—
Net realized gain (loss)	171,431	331,688	(537,981)	481,378	39,555
Net change in unrealized appreciation (depreciation) on investments	(264,183)	714,586	856,233	1,176,547	270,287
Net realized and unrealized gain (loss) on investments	(92,752)	1,046,274	318,252	1,657,925	309,842
Net increase (decrease) in net assets from operations	$115,237	$1,058,644	$390,125	$1,724,275	$315,833

B-12	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Global Equity Series— Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Mutual Shares Securites Fund— Class 1 Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account
ASSETS
Investments, at value	$2,825,877	$3,405,621	$2,228,536	$2,464,066	$1,357,065
Total assets	$2,825,877	$3,405,621	$2,228,536	$2,464,066	$1,357,065

NET ASSETS
Accumulation fund	$2,825,877	$3,405,621	$2,228,536	$2,464,066	$1,357,065

Net assets	$2,825,877	$3,405,621	$2,228,536	$2,464,066	$1,357,065

Investments, at cost	$2,521,253	$3,022,688	$2,074,409	$1,986,788	$1,151,023
Shares held in corresponding Funds	147,335	222,299	69,904	112,412	90,230

UNIT VALUE
Intelligent Variable Annuity
Band 1	$22.23	$17.42	$46.16	$25.71	$23.47
Band 2	22.43	17.58	46.59	25.95	23.69
Band 3	22.57	17.68	46.87	26.11	23.83
Band 5	22.10	17.31	45.89	25.56	23.33
Band 6	22.30	17.47	46.31	25.79	23.54
Band 7	22.43	17.58	46.59	25.95	23.69

	MFS Global Equity Series— Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Mutual Shares Securites Fund— Class 1 Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account
INVESTMENT INCOME
Dividends	$17,903	$102,371	$63,853	$45,437	$10,470

Expenses
Administrative expenses	1,957	2,262	1,574	1,994	890
Mortality and expense risk charges	4,738	5,602	4,001	4,625	2,200
Guaranteed minimum death benefits	712	1,031	569	938	328
Total expenses	7,407	8,895	6,144	7,557	3,418
Net investment income (loss)	10,496	93,476	57,709	37,880	7,052

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	283,952	164,069	99,699	113,598	75,915
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	283,952	164,069	99,699	113,598	75,915
Net change in unrealized appreciation (depreciation) on investments	180,643	322,388	114,687	329,260	156,382
Net realized and unrealized gain (loss) on investments	464,595	486,457	214,386	442,858	232,297
Net increase (decrease) in net assets from operations	$475,091	$579,933	$272,095	$480,738	$239,349

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-13

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2013

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account
ASSETS
Investments, at value	$8,404,249	$6,168,240	$144,576	$—	$4,679,753
Total assets	$8,404,249	$6,168,240	$144,576	$—	$4,679,753

NET ASSETS
Accumulation fund	$8,404,249	$6,168,240	$144,576	$—	$4,679,753

Net assets	$8,404,249	$6,168,240	$144,576	$—	$4,679,753

Investments, at cost	$7,471,521	$6,423,803	$145,875	$—	$5,226,379
Shares held in corresponding Funds	513,080	561,770	24,258	—	379,234

UNIT VALUE
Intelligent Variable Annuity
Band 1	$23.36	$16.25	$25.06	$—	$17.13
Band 2	23.57	16.39	25.07	—	17.28
Band 3	23.71	16.49	—	—	17.39
Band 5	23.22	16.15	—	—	17.02
Band 6	23.43	16.29	—	—	17.18
Band 7	23.57	16.39	—	—	17.28

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account(a)	PIMCO VIT Emerging Market Bond Portfolio— Institutional Class Sub-Account(b)	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account
INVESTMENT INCOME
Dividends	$72,326	$373,371	$—	$6	$60,191

Expenses
Administrative expenses	5,159	8,899	6	—	4,976
Mortality and expense risk charges	12,291	19,146	15	1	12,759
Guaranteed minimum death benefits	1,933	1,234	—	—	1,100
Total expenses	19,383	29,279	21	1	18,835
Net investment income (loss)	52,943	344,092	(21)	5	41,356

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	51,065	102,285	12	4	(147,207)
Capital gain distributions	—	—	—	37	32,229
Net realized gain (loss)	51,065	102,285	12	41	(114,978)
Net change in unrealized appreciation (depreciation) on investments	1,403,853	(491,644)	(1,299)	—	(390,135)
Net realized and unrealized gain (loss) on investments	1,454,918	(389,359)	(1,287)	41	(505,113)
Net increase (decrease) in net assets from operations	$1,507,861	$(45,267)	$(1,308)	$46	$(463,757)

B-14	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account
ASSETS
Investments, at value	$33,579,622	$7,744,176	$2,784,842	$6,124,964	$26,699,187
Total assets	$33,579,622	$7,744,176	$2,784,842	$6,124,964	$26,699,187

NET ASSETS
Accumulation fund	$33,579,622	$7,744,176	$2,784,842	$6,124,964	$26,699,187

Net assets	$33,579,622	$7,744,176	$2,784,842	$6,124,964	$26,699,187

Investments, at cost	$37,300,448	$6,681,125	$2,691,449	$4,541,063	$22,560,972
Shares held in corresponding Funds	2,665,049	384,517	75,716	253,937	1,271,390

UNIT VALUE
Intelligent Variable Annuity
Band 1	$16.23	$23.63	$59.05	$34.34	$26.18
Band 2	16.38	23.85	59.59	34.65	26.42
Band 3	16.48	23.99	59.95	34.87	26.58
Band 5	16.13	23.49	58.69	34.13	26.03
Band 6	16.28	23.70	59.23	34.44	26.26
Band 7	16.38	23.85	59.59	34.65	26.42

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account
INVESTMENT INCOME
Dividends	$656,454	$—	$—	$—	$632,325

Expenses
Administrative expenses	33,104	4,700	2,962	5,722	19,670
Mortality and expense risk charges	79,747	11,931	7,136	14,674	49,008
Guaranteed minimum death benefits	10,252	1,139	1,088	1,765	6,814
Total expenses	123,103	17,770	11,186	22,161	75,492
Net investment income (loss)	533,351	(17,770)	(11,186)	(22,161)	556,833

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(42,500)	263,215	(508,950)	594,358	1,261,890
Capital gain distributions	268,141	—	—	—	—
Net realized gain (loss)	225,641	263,215	(508,950)	594,358	1,261,890
Net change in unrealized appreciation (depreciation) on investments	(4,067,976)	934,694	777,350	991,716	2,758,509
Net realized and unrealized gain (loss) on investments	(3,842,335)	1,197,909	268,400	1,586,074	4,020,399
Net increase (decrease) in net assets from operations	$(3,308,984)	$1,180,139	$257,214	$1,563,913	$4,577,232

(a)	For the period November 20, 2013 (commencement of operations) to December 31, 2013.
(b)	For the period December 9, 2013 (commencement of operations) to December 31, 2013.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-15

Statements of assets and liabilities

TIAA-CREF Life Separate Account VA-1  ■  December 31, 2013

	PVC MidCap Account— Class 1 Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T.Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets Securities Fund— Class 1 Sub-Account
ASSETS
Investments, at value	$6,463,058	$602,885	$6,876,710	$15,453,514	$9,221,162
Total assets	$6,463,058	$602,885	$6,876,710	$15,453,514	$9,221,162

NET ASSETS
Accumulation fund	$6,463,058	$602,885	$6,876,710	$15,453,514	$9,221,162

Net assets	$6,463,058	$602,885	$6,876,710	$15,453,514	$9,221,162

Investments, at cost	$5,638,947	$521,350	$5,614,647	$15,561,288	$9,206,856
Shares held in corresponding Funds	108,861	46,990	494,017	3,147,355	898,749

UNIT VALUE
Intelligent Variable Annuity
Band 1	$28.76	$19.37	$17.62	$25.18	$14.41
Band 2	29.03	19.54	17.79	25.25	14.54
Band 3	29.20	19.66	17.89	25.29	14.63
Band 5	28.59	19.25	17.52	25.13	14.32
Band 6	28.85	19.43	17.68	25.20	14.45
Band 7	29.03	19.54	17.79	25.25	14.54

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2013

	PVC MidCap Account— Class 1 Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T.Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets Securities Fund— Class 1 Sub-Account
INVESTMENT INCOME
Dividends	$83,400	$2,841	$63,823	$156,924	$152,893

Expenses
Administrative expenses	5,035	713	5,534	10,443	7,555
Mortality and expense risk charges	11,890	1,733	14,193	24,746	16,266
Guaranteed minimum death benefits	1,694	256	1,536	4,877	1,632
Total expenses	18,619	2,702	21,263	40,066	25,453
Net investment income (loss)	64,781	139	42,560	116,858	127,440

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	466,082	60,042	363,186	(52,385)	12,588
Capital gain distributions	265,957	14,886	331,740	—	—
Net realized gain (loss)	732,039	74,928	694,926	(52,385)	12,588
Net change in unrealized appreciation (depreciation) on investments	578,783	47,882	911,681	(88,182)	(179,390)
Net realized and unrealized gain (loss) on investments	1,310,822	122,810	1,606,607	(140,567)	(166,802)
Net increase (decrease) in net assets from operations	$1,375,603	$122,949	$1,649,167	$(23,709)	$(39,362)

B-16	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

concluded

	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
ASSETS
Investments, at value	$9,409,130	$1,972,929	$804,686	$8,009,425
Total assets	$9,409,130	$1,972,929	$804,686	$8,009,425

NET ASSETS
Accumulation fund	$9,409,130	$1,972,929	$804,686	$8,009,425

Net assets	$9,409,130	$1,972,929	$804,686	$8,009,425

Investments, at cost	$8,488,738	$1,491,755	$720,038	$8,201,033
Shares held in corresponding Funds	272,334	54,186	19,564	986,382

UNIT VALUE
Intelligent Variable Annuity
Band 1	$55.23	$38.30	$57.66	$15.05
Band 2	55.73	38.65	58.19	15.18
Band 3	56.07	38.89	58.55	15.28
Band 5	54.89	38.07	57.32	14.95
Band 6	55.40	38.42	57.84	15.09
Band 7	55.73	38.65	58.19	15.18

	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
INVESTMENT INCOME
Dividends	$197,912	$5,315	$1,525	$457,341

Expenses
Administrative expenses	7,266	1,837	845	6,072
Mortality and expense risk charges	17,689	4,458	1,901	13,330
Guaranteed minimum death benefits	2,584	558	142	1,760
Total expenses	27,539	6,853	2,888	21,162
Net investment income (loss)	170,373	(1,538)	(1,363)	436,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	737	137,384	62,869	183,375
Capital gain distributions	482,884	26,886	96,727	—
Net realized gain (loss)	483,621	164,270	159,596	183,375
Net change in unrealized appreciation (depreciation) on investments	806,066	379,915	72,999	(273,154)
Net realized and unrealized gain (loss) on investments	1,289,687	544,185	232,595	(89,779)
Net increase (decrease) in net assets from operations	$1,460,060	$542,647	$231,232	$346,400

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-17

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	TIAA-CREF Life Bond Sub-Account		TIAA-CREF Life Growth Equity Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$2,191,127	$3,195,685	$(134,905)	$42,330
Net realized gain (loss)	1,405,640	1,838,808	3,059,710	2,342,557
Net change in unrealized appreciation (depreciation) on investments	(5,766,309)	738,651	13,264,092	3,735,085
Net increase (decrease) in net assets from operations	(2,169,542)	5,773,144	16,188,897	6,119,972

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	13,088,676	11,777,631	4,266,031	1,648,426
Net contractowner transfers between Sub-Accounts	(109,648)	8,327,814	3,043,051	(2,623,866)
Annuity payments	—	—	(250,249)	(174,074)
Withdrawals and death benefits (b)	(5,030,557)	(4,393,681)	(5,371,635)	(3,484,810)
Net increase (decrease) in net assets resulting from contractowner transactions	7,948,471	15,711,764	1,687,198	(4,634,324)
Net increase (decrease) in net assets	5,778,929	21,484,908	17,876,095	1,485,648

NET ASSETS
Beginning of period	105,122,596	83,637,688	40,297,091	38,811,443
End of period	$110,901,525	$105,122,596	$58,173,186	$40,297,091

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,837,781	2,404,268	2,016,262	2,263,842
Units purchased	358,835	326,577	164,553	88,842
Units sold/transferred	(145,168)	106,936	(101,777)	(336,422)
End of period	3,051,448	2,837,781	2,079,038	2,016,262

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Growth & Income Sub-Account		TIAA-CREF Life International Equity Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$501,537	$844,363	$1,540,879	$798,588
Net realized gain (loss)	12,701,377	2,616,166	(32,567)	(4,385,404)
Net change in unrealized appreciation (depreciation) on investments	11,855,130	5,958,432	15,610,970	21,015,618
Net increase (decrease) in net assets from operations	25,058,044	9,418,961	17,119,282	17,428,802

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	9,281,700	5,807,147	5,039,461	3,445,691
Net contractowner transfers between Sub-Accounts	3,238,713	2,408,257	(161,075)	(695,007)
Annuity payments	(771,554)	(540,905)	(309,700)	(251,613)
Withdrawals and death benefits (b)	(6,111,846)	(4,015,208)	(3,967,942)	(5,020,073)
Net increase (decrease) in net assets resulting from contractowner transactions	5,637,013	3,659,291	600,744	(2,521,002)
Net increase (decrease) in net assets	30,695,057	13,078,252	17,720,026	14,907,800

NET ASSETS
Beginning of period	71,578,405	58,500,153	72,464,397	57,556,597
End of period	$102,273,462	$71,578,405	$90,184,423	$72,464,397

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,958,967	1,890,378	2,866,911	2,995,040
Units purchased	207,184	176,274	166,150	158,499
Units sold/transferred	(74,332)	(107,685)	(155,124)	(286,628)
End of period	2,091,819	1,958,967	2,877,937	2,866,911

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	TIAA-CREF Life Large-Cap Value Sub-Account		TIAA-CREF Life Money Market Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$840,166	$566,942	$(242,691)	$(228,574)
Net realized gain (loss)	6,585,761	180,455	—	—
Net change in unrealized appreciation (depreciation) on investments	8,092,340	6,189,921	—	—
Net increase (decrease) in net assets from operations	15,518,267	6,937,318	(242,691)	(228,574)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,951,898	2,937,242	60,338,509	37,404,382
Net contractowner transfers between Sub-Accounts	4,294,177	(114,956)	(41,128,767)	(24,257,057)
Annuity payments	(225,623)	(140,397)	—	—
Withdrawals and death benefits (b)	(3,327,246)	(3,165,851)	(13,708,907)	(14,868,817)
Net increase (decrease) in net assets resulting from contractowner transactions	6,693,206	(483,962)	5,500,835	(1,721,492)
Net increase (decrease) in net assets	22,211,473	6,453,356	5,258,144	(1,950,066)

NET ASSETS
Beginning of period	42,657,895	36,204,539	50,771,560	52,721,626
End of period	$64,869,368	$42,657,895	$56,029,704	$50,771,560

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	803,348	818,862	4,427,254	4,580,248
Units purchased	92,316	60,835	5,293,309	3,261,623
Units sold/transferred	19,703	(76,349)	(4,817,876)	(3,414,617)
End of period	915,367	803,348	4,902,687	4,427,254

(a)	Amounts presented are net of premium tax charges.

(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Real Estate Securities Sub-Account		TIAA-CREF Life Small-Cap Equity Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$611,334	$636,201	$62,102	$171,496
Net realized gain (loss)	3,530,069	373,316	9,614,314	819,231
Net change in unrealized appreciation (depreciation) on investments	(3,595,017)	7,001,468	3,425,040	2,923,380
Net increase (decrease) in net assets from operations	546,386	8,010,985	13,101,456	3,914,107

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,479,616	4,816,034	3,116,874	1,903,002
Net contractowner transfers between Sub-Accounts	(2,514,168)	(199,480)	3,850,490	(1,242,797)
Annuity payments	(254,878)	(166,664)	(175,678)	(105,685)
Withdrawals and death benefits (b)	(4,997,802)	(3,535,243)	(2,023,183)	(3,155,910)
Net increase (decrease) in net assets resulting from contractowner transactions	(2,287,232)	914,647	4,768,503	(2,601,390)
Net increase (decrease) in net assets	(1,740,846)	8,925,632	17,869,959	1,312,717

NET ASSETS
Beginning of period	51,699,278	42,773,646	31,876,019	30,563,302
End of period	$49,958,432	$51,699,278	$49,745,978	$31,876,019

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	733,230	729,658	528,429	578,217
Units purchased	68,373	74,063	40,956	33,877
Units sold/transferred	(109,304)	(70,491)	23,221	(83,665)
End of period	692,299	733,230	592,606	528,429

(a)	Amounts presented are net of premium tax charges.

(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-21

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	TIAA-CREF Life Social Choice Equity Sub-Account		TIAA-CREF Life Stock Index Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$427,144	$384,691	$3,212,416	$3,085,367
Net realized gain (loss)	1,317,012	482,429	8,334,718	6,757,965
Net change in unrealized appreciation (depreciation) on investments	8,644,374	2,402,820	53,120,223	17,062,846
Net increase (decrease) in net assets from operations	10,388,530	3,269,940	64,667,357	26,906,178

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,478,960	1,954,859	16,278,696	10,687,639
Net contractowner transfers between Sub-Accounts	2,697,292	683,858	1,891,310	(961,748)
Annuity payments	(192,471)	(121,522)	(1,007,506)	(824,649)
Withdrawals and death benefits (b)	(1,618,870)	(1,378,458)	(12,534,210)	(11,953,273)
Net increase (decrease) in net assets resulting from contractowner transactions	5,364,911	1,138,737	4,628,290	(3,052,031)
Net increase (decrease) in net assets	15,753,441	4,408,677	69,295,647	23,854,147

NET ASSETS
Beginning of period	28,360,048	23,951,371	196,353,678	172,499,531
End of period	$44,113,489	$28,360,048	$265,649,325	$196,353,678

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	822,260	793,663	4,739,584	4,839,052
Units purchased	108,851	61,763	315,882	278,017
Units sold/transferred	28,530	(33,166)	(233,285)	(377,485)
End of period	959,641	822,260	4,822,181	4,739,584

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Calamos Growth and Income Portfolio Sub-Account		ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$25,674	$59,311	$474	$713
Net realized gain (loss)	263,487	129,786	559,240	122,904
Net change in unrealized appreciation (depreciation) on investments	252,892	89,857	181,809	82,689
Net increase (decrease) in net assets from operations	542,053	278,954	741,523	206,306

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	44,855	82,520	551,790	77,477
Net contractowner transfers between Sub-Accounts	80,589	(162,763)	845,536	(14,869)
Withdrawals and death benefits (b)	(81,529)	(151,624)	9,799	(24,954)
Net increase (decrease) in net assets resulting from contractowner transactions	43,915	(231,867)	1,407,125	37,654
Net increase (decrease) in net assets	585,968	47,087	2,148,648	243,960

NET ASSETS
Beginning of period	3,576,209	3,529,122	1,315,037	1,071,077
End of period	$4,162,177	$3,576,209	$3,463,685	$1,315,037

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	207,216	220,911	66,960	64,538
Units purchased	3,465	4,883	28,656	4,043
Units sold/transferred	(2,654)	(18,578)	24,020	(1,621)
End of period	208,027	207,216	119,636	66,960

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-23

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account		Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013(c)
FROM OPERATIONS
Net investment income (loss)	$(4,092)	$2,035	$—
Net realized gain (loss)	373,395	32,364	—
Net change in unrealized appreciation (depreciation) on investments	63,230	36,756	29
Net increase (decrease) in net assets from operations	432,533	71,155	29

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	292,867	27,114	—
Net contractowner transfers between Sub-Accounts	997,682	173,201	2,224
Withdrawals and death benefits (b)	(33,296)	(78,615)	—
Net increase (decrease) in net assets resulting from contractowner transactions	1,257,253	121,700	2,224
Net increase (decrease) in net assets	1,689,786	192,855	2,253

NET ASSETS
Beginning of period	542,432	349,577	—
End of period	$2,232,218	$542,432	$2,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	26,969	20,668	—
Units purchased	12,666	1,404	—
Units sold/transferred	35,899	4,897	89
End of period	75,534	26,969	89

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(c)	For the period November 26, 2013 (commencement of operations) to December 31, 2013.

B-24	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA Global Bond Portfolio Sub-Account		DFA VA International Small Portfolio Sub-Account
	December 31, 2013	December 31, 2012(d)	December 31, 2013	December 31, 2012(f)
FROM OPERATIONS
Net investment income (loss)	$6,452	$6,371	$33,984	$8,845
Net realized gain (loss)	27,497	4,718	100,240	6,138
Net change in unrealized appreciation (depreciation) on investments	(43,740)	(9,439)	115,936	9,666
Net increase (decrease) in net assets from operations	(9,791)	1,650	250,160	24,649

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,509,986	199,993	782,359	253,331
Net contractowner transfers between Sub-Accounts	894,226	205,499	478,621	112,986
Withdrawals and death benefits (b)	(80,770)	(1,909)	(14,070)	(479)
Net increase (decrease) in net assets resulting from contractowner transactions	2,323,442	403,583	1,246,910	365,838
Net increase (decrease) in net assets	2,313,651	405,233	1,497,070	390,487

NET ASSETS
Beginning of period	405,233	—	390,487	—
End of period	$2,718,884	$405,233	$1,887,557	$390,487

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	15,803	—	14,890	—
Units purchased	59,279	7,814	26,761	10,238
Units sold/transferred	31,687	7,989	15,192	4,652
End of period	106,769	15,803	56,843	14,890

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(d)	For the period May 9, 2012 (commencement of operations) to December 31, 2012.
(f)	For the period May 7, 2012 (commencement of operations) to December 31, 2012.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-25

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2013	December 31, 2012(g)	December 31, 2013	December 31, 2012(h)
FROM OPERATIONS
Net investment income (loss)	$65,989	$12,134	$3,504	$2,785
Net realized gain (loss)	16,682	(2,157)	(180)	1,488
Net change in unrealized appreciation (depreciation) on investments	346,827	11,952	(11,232)	(4,087)
Net increase (decrease) in net assets from operations	429,498	21,929	(7,908)	186

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,922,476	250,798	2,799,099	1,430,622
Net contractowner transfers between Sub-Accounts	547,421	144,757	2,560,569	(766,514)
Withdrawals and death benefits (b)	(40,021)	(639)	(161,027)	(166)
Net increase (decrease) in net assets resulting from contractowner transactions	2,429,876	394,916	5,198,641	663,942
Net increase (decrease) in net assets	2,859,374	416,845	5,190,733	664,128

NET ASSETS
Beginning of period	416,845	—	664,128	—
End of period	$3,276,219	$416,845	$5,854,861	$664,128

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	15,372	—	26,545	—
Units purchased	76,916	9,820	112,098	57,164
Units sold/transferred	7,349	5,552	95,562	(30,619)
End of period	99,637	15,372	234,205	26,545

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(g)	For the period July 10, 2012 (commencement of operations) to December 31, 2012.
(h)	For the period June 27, 2012 (commencement of operations) to December 31, 2012.

B-26	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	December 31, 2013	December 31, 2012(g)	December 31, 2013	December 31, 2012(f)
FROM OPERATIONS
Net investment income (loss)	$41,369	$6,578	$15,108	$4,343
Net realized gain (loss)	408,618	2	138,461	121
Net change in unrealized appreciation (depreciation) on investments	140,982	2,506	338,652	8,284
Net increase (decrease) in net assets from operations	590,969	9,086	492,221	12,748

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,735,525	271,865	1,166,135	261,422
Net contractowner transfers between Sub-Accounts	1,452,299	108,495	1,079,458	54,276
Withdrawals and death benefits (b)	(51,824)	(791)	(29,181)	(637)
Net increase (decrease) in net assets resulting from contractowner transactions	3,136,000	379,569	2,216,412	315,061
Net increase (decrease) in net assets	3,726,969	388,655	2,708,633	327,809

NET ASSETS
Beginning of period	388,655	—	327,809	—
End of period	$4,115,624	$388,655	$3,036,442	$327,809

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	14,290	—	12,097	—
Units purchased	57,152	10,208	34,834	9,990
Units sold/transferred	36,401	4,082	30,820	2,107
End of period	107,843	14,290	77,751	12,097

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(f)	For the period May 7, 2012 (commencement of operations) to December 31, 2012.
(g)	For the period July 10, 2012 (commencement of operations) to December 31, 2012.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-27

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Delaware VIP Diversified Income Series—Standard Class Sub-Account		Delaware VIP International Value Equity Series—Standard Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$649,561	$951,694	$98,365	$111,288
Net realized gain (loss)	234,250	246,740	200,271	(204,906)
Net change in unrealized appreciation (depreciation) on investments	(1,429,197)	312,093	1,821,945	930,357
Net increase (decrease) in net assets from operations	(545,386)	1,510,527	2,120,581	836,739

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	8,491,410	7,154,331	3,796,333	1,530,192
Net contractowner transfers between Sub-Accounts	3,346,710	4,493,579	2,098,409	531,767
Withdrawals and death benefits (b)	(1,223,448)	(853,585)	(256,808)	(172,654)
Net increase (decrease) in net assets resulting from contractowner transactions	10,614,672	10,794,325	5,637,934	1,889,305
Net increase (decrease) in net assets	10,069,286	12,304,852	7,758,515	2,726,044

NET ASSETS
Beginning of period	30,503,568	18,198,716	7,380,086	4,654,042
End of period	$40,572,854	$30,503,568	$15,138,601	$7,380,086

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,037,329	1,298,313	602,672	436,080
Units purchased	586,222	492,014	281,222	133,933
Units sold/transferred	131,139	247,002	127,050	32,659
End of period	2,754,690	2,037,329	1,010,944	602,672

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		Franklin Income Securities Fund— Class 1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$27,035	$27,847	$336,335	$263,264
Net realized gain (loss)	589,343	365,608	161,003	51,333
Net change in unrealized appreciation (depreciation) on investments	1,733,052	259,080	279,910	217,874
Net increase (decrease) in net assets from operations	2,349,430	652,535	777,248	532,471

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,911,078	659,445	783,316	565,339
Net contractowner transfers between Sub-Accounts	1,179,735	163,806	1,114,180	96,707
Withdrawals and death benefits (b)	(137,722)	(141,044)	(303,772)	(116,223)
Net increase (decrease) in net assets resulting from contractowner transactions	2,953,091	682,207	1,593,724	545,823
Net increase (decrease) in net assets	5,302,521	1,334,742	2,370,972	1,078,294

NET ASSETS
Beginning of period	5,993,334	4,658,592	5,175,801	4,097,507
End of period	$11,295,855	$5,993,334	$7,546,773	$5,175,801

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	154,656	136,477	238,397	212,361
Units purchased	42,924	17,871	36,397	26,863
Units sold/transferred	21,701	308	30,517	(827)
End of period	219,281	154,656	305,311	238,397

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-29

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Franklin Small-Mid Cap Growth Securities Fund—Class 1 Sub-Account		ING Clarion Global Real Estate Portfolio — Class I Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$(7,579)	$(5,800)	$207,989	$7,376
Net realized gain (loss)	219,455	67,438	171,431	7,260
Net change in unrealized appreciation (depreciation) on investments	428,358	65,015	(264,183)	368,969
Net increase (decrease) in net assets from operations	640,234	126,653	115,237	383,605

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	817,659	284,651	1,163,919	501,746
Net contractowner transfers between Sub-Accounts	533,584	(164,535)	1,260,235	457,523
Withdrawals and death benefits (b)	(97,298)	(114,920)	(359,528)	(67,400)
Net increase (decrease) in net assets resulting from contractowner transactions	1,253,945	5,196	2,064,626	891,869
Net increase (decrease) in net assets	1,894,179	131,849	2,179,863	1,275,474

NET ASSETS
Beginning of period	1,467,831	1,335,982	2,437,047	1,161,573
End of period	$3,362,010	$1,467,831	$4,616,910	$2,437,047

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	56,860	57,271	74,302	44,482
Units purchased	25,807	11,163	35,589	16,708
Units sold/transferred	11,677	(11,574)	26,008	13,112
End of period	94,344	56,860	135,899	74,302

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Forty Portfolio— Institutional Shares Sub-Account		Janus Aspen Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$12,370	$13,941	$71,873	$13,663
Net realized gain (loss)	331,688	133,388	(537,981)	(152,040)
Net change in unrealized appreciation (depreciation) on investments	714,586	501,210	856,233	554,797
Net increase (decrease) in net assets from operations	1,058,644	648,539	390,125	416,420

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	175,895	391,517	125,649	196,167
Net contractowner transfers between Sub-Accounts	(566,170)	436,594	(1,112,047)	(1,110,299)
Withdrawals and death benefits (b)	(225,030)	(142,003)	(123,955)	(215,172)
Net increase (decrease) in net assets resulting from contractowner transactions	(615,305)	686,108	(1,110,353)	(1,129,304)
Net increase (decrease) in net assets	443,339	1,334,647	(720,228)	(712,884)

NET ASSETS
Beginning of period	3,853,945	2,519,298	3,624,830	4,337,714
End of period	$4,297,284	$3,853,945	$2,904,602	$3,624,830

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	94,189	76,154	68,033	92,040
Units purchased	4,804	10,191	2,224	4,012
Units sold/transferred	(18,649)	7,844	(22,483)	(28,019)
End of period	80,344	94,189	47,774	68,033

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-31

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$66,350	$37,172	$5,991	$(2,496)
Net realized gain (loss)	481,378	437,855	39,555	68,224
Net change in unrealized appreciation (depreciation) on investments	1,176,547	98,117	270,287	19,728
Net increase (decrease) in net assets from operations	1,724,275	573,144	315,833	85,456

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	380,142	1,096,360	21,520	276,824
Net contractowner transfers between Sub-Accounts	151,871	567,484	6,831	(6,125)
Withdrawals and death benefits (b)	(352,577)	(288,866)	(6,278)	(5,924)
Net increase (decrease) in net assets resulting from contractowner transactions	179,436	1,374,978	22,073	264,775
Net increase (decrease) in net assets	1,903,711	1,948,122	337,906	350,231

NET ASSETS
Beginning of period	6,689,354	4,741,232	815,895	465,664
End of period	$8,593,065	$6,689,354	$1,153,801	$815,895

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	333,091	261,465	28,587	19,109
Units purchased	18,219	57,183	696	9,911
Units sold/transferred	(10,875)	14,443	368	(433)
End of period	340,435	333,091	29,651	28,587

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Global Equity Series—Initial Class Sub-Account		MFS Investors Growth Stock Series—Initial Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$10,496	$6,868	$93,476	$6,080
Net realized gain (loss)	283,952	47,188	164,069	89,469
Net change in unrealized appreciation (depreciation) on investments	180,643	131,108	322,388	40,018
Net increase (decrease) in net assets from operations	475,091	185,164	579,933	135,567

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	476,094	54,067	840,967	230,048
Net contractowner transfers between Sub-Accounts	639,903	309,417	928,764	(34,102)
Withdrawals and death benefits (b)	(39,261)	(39,934)	(34,676)	(79,128)
Net increase (decrease) in net assets resulting from contractowner transactions	1,076,736	323,550	1,735,055	116,818
Net increase (decrease) in net assets	1,551,827	508,714	2,314,988	252,385

NET ASSETS
Beginning of period	1,274,050	765,336	1,090,633	838,248
End of period	$2,825,877	$1,274,050	$3,405,621	$1,090,633

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	72,423	53,487	80,803	72,354
Units purchased	23,601	3,394	56,425	17,698
Units sold/transferred	30,132	15,542	56,956	(9,249)
End of period	126,156	72,423	194,184	80,803

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-33

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	MFS Utilities Series–Initial Class Sub-Account		Mutual Shares Securities Fund— Class 1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$57,709	$61,998	$37,880	$28,868
Net realized gain (loss)	99,699	35,598	113,598	13,202
Net change in unrealized appreciation (depreciation) on investments	114,687	26,745	329,260	150,848
Net increase (decrease) in net assets from operations	272,095	124,341	480,738	192,918

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	218,553	191,040	233,245	203,924
Net contractowner transfers between Sub-Accounts	638,514	(370,006)	151,341	69,675
Withdrawals and death benefits (b)	(32,017)	(58,929)	(95,793)	(20,183)
Net increase (decrease) in net assets resulting from contractowner transactions	825,050	(237,895)	288,793	253,416
Net increase (decrease) in net assets	1,097,145	(113,554)	769,531	446,334

NET ASSETS
Beginning of period	1,131,391	1,244,945	1,694,535	1,248,201
End of period	$2,228,536	$1,131,391	$2,464,066	$1,694,535

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	29,238	36,344	83,793	70,494
Units purchased	5,047	5,211	9,877	10,607
Units sold/transferred	13,623	(12,317)	1,419	2,692
End of period	47,908	29,238	95,089	83,793

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio–I Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$7,052	$287	$52,943	$7,904
Net realized gain (loss)	75,915	(5,459)	51,065	733,066
Net change in unrealized appreciation (depreciation) on investments	156,382	95,090	1,403,853	(404,673)
Net increase (decrease) in net assets from operations	239,349	89,918	1,507,861	336,297

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	152,605	83,234	2,290,328	750,356
Net contractowner transfers between Sub-Accounts	332,475	36,185	1,586,038	278,423
Withdrawals and death benefits (b)	(21,359)	(90,028)	(174,065)	(122,063)
Net increase (decrease) in net assets resulting from contractowner transactions	463,721	29,391	3,702,301	906,716
Net increase (decrease) in net assets	703,070	119,309	5,210,162	1,243,013

NET ASSETS
Beginning of period	653,995	534,686	3,194,087	1,951,074
End of period	$1,357,065	$653,995	$8,404,249	$3,194,087

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	36,176	34,328	185,342	130,239
Units purchased	7,464	4,932	108,575	45,937
Units sold/transferred	13,660	(3,084)	63,161	9,166
End of period	57,300	36,176	357,078	185,342

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-35

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013 (j)	December 31, 2013 (k)
FROM OPERATIONS
Net investment income (loss)	$344,092	$372,904	$(21)	$5
Net realized gain (loss)	102,285	(33,002)	12	41
Net change in unrealized appreciation (depreciation) on investments	(491,644)	443,731	(1,299)	—
Net increase (decrease) in net assets from operations	(45,267)	783,633	(1,308)	46

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,073,455	1,008,084	112,854	—
Net contractowner transfers between Sub-Accounts	(3,130,416)	3,333,418	33,024	(46)
Withdrawals and death benefits (b)	(833,297)	(225,748)	6	—
Net increase (decrease) in net assets resulting from contractowner transactions	(2,890,258)	4,115,754	145,884	(46)
Net increase (decrease) in net assets	(2,935,525)	4,899,387	144,576	—

NET ASSETS
Beginning of period	9,103,765	4,204,378	—	—
End of period	$6,168,240	$9,103,765	$144,576	$—

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	555,015	294,698	—	—
Units purchased	66,350	64,194	4,463	—
Units sold/transferred	(245,070)	196,123	1,304	—
End of period	376,295	555,015	5,767	—

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(j)	For the period November 20, 2013 (commencement of operations) to December 31, 2013.
(k)	For the period December 9, 2013 (commencement of operations) to December 31, 2013.

B-36	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$41,356	$298,100	$533,351	$1,823,692
Net realized gain (loss)	(114,978)	69,509	225,641	1,067,543
Net change in unrealized appreciation (depreciation) on investments	(390,135)	(46,077)	(4,067,976)	(517,247)
Net increase (decrease) in net assets from operations	(463,757)	321,532	(3,308,984)	2,373,988

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	407,730	456,000	5,682,268	5,281,055
Net contractowner transfers between Sub-Accounts	(622,335)	(984,890)	(2,041,920)	3,521,685
Withdrawals and death benefits (b)	(168,029)	(909,458)	(1,118,263)	(2,277,631)
Net increase (decrease) in net assets resulting from contractowner transactions	(382,634)	(1,438,348)	2,522,085	6,525,109
Net increase (decrease) in net assets	(846,391)	(1,116,816)	(786,899)	8,899,097

NET ASSETS
Beginning of period	5,526,144	6,642,960	34,366,521	25,467,424
End of period	$4,679,753	$5,526,144	$33,579,622	$34,366,521

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	292,623	374,807	1,903,265	1,530,878
Units purchased	22,679	24,865	346,992	302,619
Units sold/transferred	(44,068)	(107,049)	(197,125)	69,768
End of period	271,234	292,623	2,053,132	1,903,265

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-37

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account		Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$(17,770)	$100,256	$(11,186)	$245,266
Net realized gain (loss)	263,215	103,922	(508,950)	(314,638)
Net change in unrealized appreciation (depreciation) on investments	934,694	100,386	777,350	(35,260)
Net increase (decrease) in net assets from operations	1,180,139	304,564	257,214	(104,632)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,095,166	341,190	101,653	92,376
Net contractowner transfers between Sub-Accounts	1,028,532	86,630	(554,468)	159,022
Withdrawals and death benefits (b)	(86,859)	(61,720)	(174,637)	(55,554)
Net increase (decrease) in net assets resulting from contractowner transactions	3,036,839	366,100	(627,452)	195,844
Net increase (decrease) in net assets	4,216,978	670,664	(370,238)	91,212

NET ASSETS
Beginning of period	3,527,198	2,856,534	3,155,080	3,063,868
End of period	$7,744,176	$3,527,198	$2,784,842	$3,155,080

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	190,912	170,442	57,990	54,473
Units purchased	96,641	18,868	2,133	1,735
Units sold/transferred	37,641	1,602	(13,318)	1,782
End of period	325,194	190,912	46,805	57,990

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Value Portfolio—Class II Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$(22,161)	$7,454	$556,833	$340,947
Net realized gain (loss)	594,358	123,249	1,261,890	519,201
Net change in unrealized appreciation (depreciation) on investments	991,716	499,341	2,758,509	591,228
Net increase (decrease) in net assets from operations	1,563,913	630,044	4,577,232	1,451,376

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	231,541	108,891	4,922,119	2,176,072
Net contractowner transfers between Sub-Accounts	(570,413)	(92,917)	3,180,162	1,006,703
Withdrawals and death benefits (b)	(139,142)	(246,138)	(531,419)	(634,962)
Net increase (decrease) in net assets resulting from contractowner transactions	(478,014)	(230,164)	7,570,862	2,547,813
Net increase (decrease) in net assets	1,085,899	399,880	12,148,094	3,999,189

NET ASSETS
Beginning of period	5,039,065	4,639,185	14,551,093	10,551,904
End of period	$6,124,964	$5,039,065	$26,699,187	$14,551,093

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	192,437	201,465	699,901	571,469
Units purchased	10,242	4,353	213,015	109,305
Units sold/transferred	(25,605)	(13,381)	99,231	19,127
End of period	177,074	192,437	1,012,147	699,901

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-39

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	PVC MidCap—Class 1 Sub-Account		Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$64,781	$10,047	$139	$(3,282)
Net realized gain (loss)	732,039	163,695	74,928	(18,035)
Net change in unrealized appreciation (depreciation) on investments	578,783	190,609	47,882	93,460
Net increase (decrease) in net assets from operations	1,375,603	364,351	122,949	72,143

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,237,314	606,162	22,108	48,369
Net contractowner transfers between Sub-Accounts	1,028,049	153,445	(457,339)	(185,072)
Withdrawals and death benefits (b)	(103,948)	(59,642)	(1,349)	(51,465)
Net increase (decrease) in net assets resulting from contractowner transactions	2,161,415	699,965	(436,580)	(188,168)
Net increase (decrease) in net assets	3,537,018	1,064,316	(313,631)	(116,025)

NET ASSETS
Beginning of period	2,926,040	1,861,724	916,516	1,032,541
End of period	$6,463,058	$2,926,040	$602,885	$916,516

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	134,671	101,990	56,539	68,317
Units purchased	52,771	29,270	1,301	2,998
Units sold/transferred	35,396	3,411	(26,863)	(14,776)
End of period	222,838	134,671	30,977	56,539

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012(l)
FROM OPERATIONS
Net investment income (loss)	$42,560	$(12,197)	$116,858	$24,171
Net realized gain (loss)	694,926	241,371	(52,385)	13,291
Net change in unrealized appreciation (depreciation) on investments	911,681	255,059	(88,182)	(19,592)
Net increase (decrease) in net assets from operations	1,649,167	484,233	(23,709)	17,870

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	766,709	451,979	6,840,076	3,500,710
Net contractowner transfers between Sub-Accounts	(147,956)	247,326	4,020,687	2,099,370
Withdrawals and death benefits (b)	(196,899)	(168,332)	(947,933)	(53,557)
Net increase (decrease) in net assets resulting from contractowner transactions	421,854	530,973	9,912,830	5,546,523
Net increase (decrease) in net assets	2,071,021	1,015,206	9,889,121	5,564,393

NET ASSETS
Beginning of period	4,805,689	3,790,483	5,564,393	—
End of period	$6,876,710	$4,805,689	$15,453,514	$5,564,393

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	363,571	321,458	219,984	—
Units purchased	50,580	36,138	334,081	138,850
Units sold/transferred	(26,892)	5,975	58,443	81,134
End of period	387,259	363,571	612,508	219,984

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(l)	For the period March 19, 2012 (commencement of operations) to December 31, 2012.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-41

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Templeton Developing Markets Securities Fund—Class 1 Sub-Account		Wanger International Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$127,440	$67,762	$170,373	$49,437
Net realized gain (loss)	12,588	(91,448)	483,621	190,843
Net change in unrealized appreciation (depreciation) on investments	(179,390)	592,751	806,066	592,014
Net increase (decrease) in net assets from operations	(39,362)	569,065	1,460,060	832,294

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,729,138	855,110	1,772,585	1,382,605
Net contractowner transfers between Sub-Accounts	1,033,848	1,193,533	695,538	651,571
Withdrawals and death benefits (b)	(229,518)	(167,810)	(365,085)	(214,702)
Net increase (decrease) in net assets resulting from contractowner transactions	2,533,468	1,880,833	2,103,038	1,819,474
Net increase (decrease) in net assets	2,494,106	2,449,898	3,563,098	2,651,768

NET ASSETS
Beginning of period	6,727,056	4,277,158	5,846,032	3,194,264
End of period	$9,221,162	$6,727,056	$9,409,130	$5,846,032

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	457,345	328,577	128,085	84,774
Units purchased	122,432	62,124	35,561	32,971
Units sold/transferred	53,949	66,644	5,457	10,340
End of period	633,726	457,345	169,103	128,085

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Wanger Select Sub-Account		Wanger USA Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$(1,538)	$1,701	$(1,363)	$62
Net realized gain (loss)	164,270	(21,435)	159,596	23,526
Net change in unrealized appreciation (depreciation) on investments	379,915	227,487	72,999	130,878
Net increase (decrease) in net assets from operations	542,647	207,753	231,232	154,466

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	78,814	234,325	157,743	55,892
Net contractowner transfers between Sub-Accounts	(260,537)	230,708	(495,150)	(78,911)
Withdrawals and death benefits (b)	(69,722)	(47,369)	2,116	(66,500)
Net increase (decrease) in net assets resulting from contractowner transactions	(251,445)	417,664	(335,291)	(89,519)
Net increase (decrease) in net assets	291,202	625,417	(104,059)	64,947

NET ASSETS
Beginning of period	1,681,727	1,056,310	908,745	843,798
End of period	$1,972,929	$1,681,727	$804,686	$908,745

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	58,442	43,304	20,780	23,091
Units purchased	2,557	8,619	2,999	1,360
Units sold/transferred	(9,874)	6,519	(9,943)	(3,671)
End of period	51,125	58,442	13,836	20,780

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-43

Statements of changes in net assets

concluded

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2013	December 31, 2012
FROM OPERATIONS
Net investment income (loss)	$436,179	$340,434
Net realized gain (loss)	183,375	7,977
Net change in unrealized appreciation (depreciation) on investments	(273,154)	289,177
Net increase (decrease) in net assets from operations	346,400	637,588

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,853,488	513,527
Net contractowner transfers between Sub-Accounts	930,367	1,722,200
Withdrawals and death benefits (b)	(347,507)	(75,572)
Net increase (decrease) in net assets resulting from contractowner transactions	2,436,348	2,160,155
Net increase (decrease) in net assets	2,782,748	2,797,743

NET ASSETS
Beginning of period	5,226,677	2,428,934
End of period	$8,009,425	$5,226,677

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	364,657	200,025
Units purchased	130,768	38,748
Units sold/transferred	32,083	125,884
End of period	527,508	364,657

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1 – organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 55 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account.

On November 1, 2007, the Intelligent VA was launched as an additional variable annuity contract funded through the Separate Account. Intelligent VA allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks. The Annuity 2000 Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after April 1, 1998. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The following Sub-Accounts were added to the Separate Account:

Sub-Account	Inception Date	Commencement Date
Credit Suisse Trust-Commodity Return Strategy Portfolio	November 1, 2013	November 26, 2013
DFA VA Global Moderate Allocation Portfolio	November 1, 2013	—
PIMCO VIT Commodity Real Return Strategy Portfolio- Inst. Class	November 1, 2013	November 20, 2013
PIMCO VIT Emerging Markets Bond Portfolio- Inst. Class	November 1, 2013	December 9, 2013

On February 18, 2013, the MFS Growth Series-Initial Class and the Janus Aspen Overseas Portfolio-Institutional Shares closed to new investors.

Effective April 29, 2013, the Legg Mason Clearbridge Variable Aggressive Growth Portfolio—Class 1 and the Legg Mason Clearbridge Variable Small Cap Growth Portfolio—Class 1 changed their names to the ClearBridge Variable Aggressive Growth Portfolio—Class 1 and the ClearBridge Variable Small Cap Growth Portfolio—Class 1, respectively.

Effective May 1, 2013, the PVC MidCap Blend Account-Class 1 changed its name to the PVC Midcap Account-Class 1.

On August 15, 2013, the PVC MidCap Account-Class 1 closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed.

State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Intelligent Variable Annuity ■ Statement of Additional Information	B-45

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Separate Account expects to adopt these new disclosure requirements for the December 31, 2014 annual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Separate Account’s financial statements and notes disclosures.

Note 2 – valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ending December 31, 2013, there were no transfers between levels by the Sub-Accounts. As of December 31, 2013, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3 – expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The total expenses as presented in the Statements of Operations is net of fee waivers. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	0.30%	0.20%	0.20%
Fee waiver	0.20%	0.00%	0.00%
Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	1.00%	1.00%
Fee waiver	0.60%	0.60%
Current fee	0.40%	0.40%

B-46	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Intelligent Variable Annuity

	Maximum contractual fee	Fee waiver	Current fee
If accumulation value is less than $100,000	0.40%	0.00%	0.40%
If accumulation value is between $100,000-$500,000	0.25%	0.00%	0.25%
If accumulation value is greater than $500,000	0.15%	0.00%	0.15%
After the first 10 contract years	0.00%	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25
Optional guaranteed minimum death benefit charge	0.10%	None	None
Optional guaranteed lifetime withdrawal benefit charge	1.20%	None	None
Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%
Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4 – investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2013 were as follows:

Sub-Account	Purchases	Sales
TIAA-CREF Life Bond	$34,294,962	$23,443,872
TIAA-CREF Life Growth Equity	12,718,895	11,166,601
TIAA-CREF Life Growth & Income	28,589,079	14,004,210
TIAA-CREF Life International Equity	13,680,557	11,538,935
TIAA-CREF Life Large-Cap Value	23,475,325	12,519,674
TIAA-CREF Life Money Market	81,044,864	75,786,720
TIAA-CREF Life Real Estate	11,865,854	13,541,753
TIAA-CREF Life Small-Cap Equity	18,557,304	6,317,200
TIAA-CREF Life Social Choice	11,550,449	5,758,394
TIAA-CREF Life Stock Index	33,602,799	25,361,582
Calamos Growth and Income Portfolio	1,088,335	845,953
ClearBridge Variable Aggressive Growth Portfolio—Class I	3,727,523	2,182,521
ClearBridge Variable Small Cap Growth Portfolio—Class I	2,596,765	1,205,001
Credit Suisse Trust-Commodity Return Strategy Portfolio	2,224	1
DFA VA Global Bond Portfolio	2,859,038	491,222
DFA VA International Small Portfolio	1,652,510	320,839
DFA VA International Value Portfolio	3,018,731	522,867
DFA VA Short-Term Fixed Portfolio	7,526,015	2,319,247
DFA VA US Large Value Portfolio	4,350,557	900,320
DFA VA US Targeted Value Portfolio	3,049,448	817,928
Delaware VIP Diversified Income Series—Standard Class	18,248,659	6,529,522
Delaware VIP International Value Equity Series—Standard Class	8,030,104	2,293,805
Delaware VIP Small Cap Value Series—Standard Class	5,025,730	1,704,801
Franklin Income Securities Fund—Class 1	4,524,937	2,594,880
Franklin Small-Mid Cap Growth Securities Fund—Class 1	2,437,054	1,084,623
ING Clarion Global Real Estate Portfolio—Class I	3,616,277	1,343,661
Janus Aspen Forty Portfolio—Institutional Shares	902,700	1,505,634
Janus Aspen Overseas Portfolio—Institutional Shares	684,072	1,722,553
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	2,500,460	2,109,855
MFS Growth Series—Initial Class	235,473	207,410
MFS Global Equity Series—Initial Class	2,512,977	1,425,745

Intelligent Variable Annuity ■ Statement of Additional Information	B-47

Notes to financial statements TIAA-CREF Life Separate Account VA-1

Sub-Account	Purchases	Sales
MFS Investors Growth Stock Series—Initial Class	$3,046,972	$1,218,440
MFS Utilities Series—Initial Class	1,767,842	885,083
Mutual Shares Securites Fund—Class 1	856,034	529,361
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	893,241	422,469
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	5,425,590	1,670,347
PIMCO VIT All Asset Portfolio—Institutional Class	3,944,764	6,490,931
PIMCO VIT Commodity Real Return Strategy Portfolo—Inst. Class	152,894	7,032
PIMCO VIT Emerging Markets Bond Portfolio—Inst. Class	4,295	4,298
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	1,641,045	1,950,095
PIMCO VIT Real Return Portfolio—Institutional Class	15,480,194	12,156,616
Prudential Series Fund-Jennison 20/ 20 Focus Portfolio—Class II	4,301,926	1,282,857
Prudential Series Fund-Natural Resources Portfolio—Class II	1,217,710	1,856,347
Prudential Series Fund-Value Portfolio—Class II	1,724,619	2,224,794
PVC Equity Income Account—Class 1	13,087,051	4,959,356
PVC MidCap Account—Class 1	4,599,651	2,107,496
Royce Capital Fund Micro-Cap Portfolio—Investment Class	99,767	521,321
Royce Capital Fund Small-Cap Portfolio—Investment Class	2,245,798	1,449,643
T. Rowe Price® Limited-Term Bond Portfolio	13,732,781	3,703,093
Templeton Developing Markets Securities Fund—Class 1	5,376,943	2,716,036
Wanger International	4,642,992	1,886,696
Wanger Select	717,652	943,749
Wanger USA	936,871	1,176,797
Western Asset Variable Global High Yield Bond Portfolio—Class I	6,696,123	3,823,596

Note 5 – condensed financial information

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
TIAA-CREF Life Bond Sub-Account
2013	3,051	$36.79 to $37.45	$36.01 to $36.78	$110,902	2.49%	0.25% to 0.60%	(2.13)% to (1.79)%
2012	2,838	$34.62 to $35.12	$36.79 to $37.45	$105,123	3.88%	0.25% to 0.60%	6.27% to 6.65%
2011	2,404	$32.76 to $33.11	$34.62 to $35.12	$83,638	3.57%	0.25% to 0.60%	5.68% to 6.05%
2010	2,074	$30.83 to $31.05	$32.76 to $33.11	$68,174	3.70%	0.25% to 0.60%	6.27% to 6.64%
2009	1,668	$28.87 to $28.98	$30.83 to $31.05	$51,508	4.79%	0.25% to 0.60%	6.76% to 7.14%

TIAA-CREF Life Growth Equity Sub-Account
2013	2,079	$19.27 to $19.63	$26.81 to $27.39	$58,173	0.28%	0.25% to 0.60%	39.10% to 39.59%
2012	2,016	$16.57 to $16.82	$19.27 to $19.63	$40,297	0.68%	0.25% to 0.60%	16.29% to 16.70%
2011	2,264	$16.37 to $16.55	$16.57 to $16.82	$38,811	0.28%	0.25% to 0.60%	1.24% to 1.60%
2010	2,101	$14.52 to $14.63	$16.37 to $16.55	$35,506	0.48%	0.25% to 0.60%	12.74% to 13.13%
2009	2,304	$10.78 to $10.83	$14.52 to $14.63	$34,383	0.97%	0.25% to 0.60%	34.66% to 35.13%

TIAA-CREF Life Growth & Income Equity Sub-Account
2013	2,092	$34.11 to $34.73	$45.57 to $46.55	$102,273	1.13%	0.25% to 0.60%	33.58% to 34.04%
2012	1,959	$29.48 to $29.90	$34.11 to $34.73	$71,578	1.82%	0.25% to 0.60%	15.73% to 16.14%
2011	1,890	$28.80 to $29.11	$29.48 to $29.90	$58,500	1.09%	0.25% to 0.60%	2.35% to 2.71%
2010	1,865	$25.55 to $25.74	$28.80 to $29.11	$55,502	1.30%	0.25% to 0.60%	12.73% to 13.13%
2009	1,957	$20.12 to $20.20	$25.55 to $25.74	$51,421	1.77%	0.25% to 0.60%	26.99% to 27.44%

TIAA-CREF Life International Equity Sub-Account
2013	2,878	$24.41 to $24.85	$30.13 to $30.78	$90,184	2.46%	0.25% to 0.60%	23.41% to 23.85%
2012	2,867	$18.71 to $18.98	$24.41 to $24.85	$72,464	1.76%	0.25% to 0.60%	30.49% to 30.95%
2011	2,995	$24.73 to $24.99	$18.71 to $18.98	$57,557	1.61%	0.25% to 0.60%	(24.33)% to (24.07)%
2010	3,216	$20.79 to $20.94	$24.73 to $24.99	$81,166	1.40%	0.25% to 0.60%	18.92% to 19.34%
2009	3,248	$15.88 to $15.94	$20.79 to $20.94	$68,666	3.93%	0.25% to 0.60%	30.95% to 31.41%

B-48	Statement of Additional Information ■ Intelligent Variable Annuity

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
TIAA-CREF Life Large-Cap Value Sub-Account
2013	915	$50.83 to $51.74	$67.87 to $69.33	$64,869	2.04%	0.25% to 0.60%	33.51% to 33.98%
2012	803	$42.57 to $43.18	$50.83 to $51.74	$42,658	1.97%	0.25% to 0.60%	19.42% to 19.84%
2011	819	$45.54 to $46.03	$42.57 to $43.18	$36,205	1.54%	0.25% to 0.60%	(6.51)% to (6.19)%
2010	824	$38.70 to $38.98	$45.53 to $46.03	$38,594	1.61%	0.25% to 0.60%	17.65% to 18.06%
2009	831	$29.62 to $29.73	$38.70 to $38.98	$32,932	1.96%	0.25% to 0.60%	30.67% to 31.13%

TIAA-CREF Life Money Market Sub-Account
2013	4,903	$11.38 to $11.60	$11.32 to $11.57	$56,030	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012	4,427	$11.45 to $11.62	$11.38 to $11.60	$50,772	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011	4,580	$11.52 to $11.65	$11.45 to $11.62	$52,722	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010	4,835	$11.57 to $11.66	$11.52 to $11.65	$55,889	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%
2009	5,908	$11.58 to $11.63	$11.57 to $11.66	$68,467	0.58%	0.25% to 0.60%	(0.06)% to 0.29%

TIAA-CREF Life Real Estate Securities Sub-Account
2013	692	$67.94 to $69.16	$68.81 to $70.29	$49,958	1.69%	0.25% to 0.60%	1.28% to 1.63%
2012	733	$57.06 to $57.87	$67.94 to $69.16	$51,699	1.89%	0.25% to 0.60%	19.07% to 19.49%
2011	730	$53.78 to $54.36	$57.06 to $57.87	$42,774	1.24%	0.25% to 0.60%	6.09% to 6.46%
2010	714	$41.25 to $41.55	$53.78 to $54.36	$39,418	2.38%	0.25% to 0.60%	30.38% to 30.84%
2009	645	$33.17 to $33.29	$41.25 to $41.55	$27,414	4.30%	0.25% to 0.60%	24.36% to 24.79%

TIAA-CREF Life Small-Cap Equity Sub-Account
2013	593	$58.23 to $59.27	$80.95 to $82.69	$49,746	0.72%	0.25% to 0.60%	39.03% to 39.52%
2012	528	$51.37 to $52.11	$58.23 to $59.27	$31,876	1.11%	0.25% to 0.60%	13.34% to 13.74%
2011	578	$53.97 to $54.55	$51.37 to $52.11	$30,563	0.53%	0.25% to 0.60%	(4.81)% to (4.47)%
2010	631	$42.57 to $42.88	$53.97 to $54.55	$34,648	0.83%	0.25% to 0.60%	26.78% to 27.23%
2009	529	$33.52 to $33.65	$42.57 to $42.88	$22,878	1.43%	0.25% to 0.60%	26.99% to 27.43%

TIAA-CREF Life Social Choice Sub-Account
2013	960	$32.96 to $33.55	$43.95 to $44.89	$44,113	1.69%	0.25% to 0.60%	33.33% to 33.80%
2012	822	$29.09 to $29.50	$32.96 to $33.55	$28,360	2.02%	0.25% to 0.60%	13.33% to 13.72%
2011	794	$29.27 to $29.59	$29.09 to $29.50	$23,951	1.79%	0.25% to 0.60%	(0.64)% to (0.29)%
2010	741	$25.39 to $25.52	$29.27 to $29.59	$22,360	1.88%	0.25% to 0.60%	15.32% to 15.72%
2009	759	$19.27 to $19.35	$25.39 to $25.52	$19,768	2.24%	0.35% to 0.60%	31.72% to 32.05%

TIAA-CREF Life Stock Index Sub-Account
2013	4,822	$39.72 to $40.44	$52.68 to $53.82	$265,649	1.94%	0.25% to 0.60%	32.63% to 33.10%
2012	4,740	$34.35 to $34.84	$39.72 to $40.44	$196,354	2.20%	0.25% to 0.60%	15.65% to 16.06%
2011	4,839	$34.23 to $34.60	$34.35 to $34.84	$172,500	1.86%	0.25% to 0.60%	0.35% to 0.70%
2010	4,807	$29.48 to $29.70	$34.23 to $34.60	$170,557	1.87%	0.25% to 0.60%	16.10% to 16.50%
2009	4,853	$23.11 to $23.20	$29.48 to $29.70	$147,271	2.05%	0.25% to 0.60%	27.59% to 28.04%

Calamos Growth and Income Portfolio Sub-Account
2013	208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012	207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011	221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010	203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%
2009	118	$10.57 to $10.61	$14.65 to $14.75	$1,732	2.76%	0.25% to 0.60%	38.59% to 39.07%

ClearBridge Variable Aggressive Growth Portfolio–Class I Sub-Account
2013	120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012	67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011	65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010	44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%
2009	17	$9.72	$12.99 to $13.09	$217	0.00%	0.25% to 0.60%	33.76% to 34.23%

Intelligent Variable Annuity ■ Statement of Additional Information	B-49

Notes to financial statements TIAA-CREF Life Separate Account VA-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
ClearBridge Variable Small Cap Growth Portfolio–Class I Sub-Account
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%
2009		10	$9.43 to $9.45	$13.38 to $13.48	$134	0.00%	0.25% to 0.60%	41.92% to 42.42%

Credit Suisse Trust–Commodity Return Strategy Portfolio Sub-Account
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA International Small Portfolio Sub-Account
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series–Standard Class Sub-Account
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%
2009		289	$9.69 to $9.73	$12.23 to $12.32	$3,548	4.59%	0.25% to 0.60%	26.20% to 26.64%

Delaware VIP International Value Equity Series–Standard Class Sub-Account
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%
2009		224	$8.41 to $8.44	$11.26 to $11.35	$2,538	2.76%	0.25% to 0.60%	33.92% to 34.39%

Delaware VIP Small Cap Value Series–Standard Class Sub-Account
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%
2009		28	$19.96 to $20.04	$26.16 to $26.35	$746	0.90%	0.25% to 0.60%	31.04% to 31.50%

B-50	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
Franklin Income Securities Fund–Class 1 Sub-Account
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%
2009		105	$12.37 to $12.41	$16.70 to $16.82	$1,756	6.92%	0.25% to 0.60%	35.07% to 35.55%

Franklin Small-Mid Cap Growth Securities Fund–Class 1 Sub-Account
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%
2009		25	$13.40 to $13.45	$19.17 to $19.31	$487	0.00%	0.25% to 0.60%	43.09% to 43.59%

ING Clarion Global Real Estate Portfolio–Class I Sub-Account
2013		136	$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74	$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44	$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9	$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Janus Aspen Forty Portfolio–Institutional Shares Sub-Account
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%
2009		44	$22.89 to $22.98	$33.30 to $33.54	$1,480	0.04%	0.25% to 0.60%	45.46% to 45.97%

Janus Aspen Overseas Portfolio–Institutional Shares Sub-Account
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%
2009		50	$31.15 to $31.27	$55.60 to $56.00	$2,794	0.63%	0.25% to 0.60%	78.49% to 79.11%

Janus Aspen Perkins Mid Cap Value Portfolio–Institutional Shares Sub-Account
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%
2009		207	$12.16 to $12.21	$16.16 to $16.28	$3,370	0.72%	0.25% to 0.60%	32.90% to 33.36%

MFS Growth Series–Initial Class Sub-Account
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%
2009		8	$15.55 to $15.59	$21.28 to $21.39	$166	0.33%	0.35% to 0.60%	36.85% to 37.19%

MFS Global Equity Series–Initial Class Sub-Account
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%
2009		46	$10.18 to $10.22	$13.36 to $13.45	$614	1.88%	0.25% to 0.60%	31.20% to 31.65%

Intelligent Variable Annuity ■ Statement of Additional Information	B-51

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
MFS Investors Growth Stock Series–Initial Class Sub-Account
2013		194	$13.37 to $13.61	$17.31 to $17.68	$3,406	4.54%	0.25% to 0.60%	29.51% to 29.97%
2012		81	$11.50 to $11.66	$13.37 to $13.61	$1,091	1.11%	0.25% to 0.60%	16.27% to 16.68%
2011		72	$11.50 to $11.62	$11.50 to $11.66	$838	0.55%	0.25% to 0.60%	(0.02)% to 0.33%
2010		75	$10.29 to $10.34	$11.50 to $11.62	$864	0.41%	0.25% to 0.60%	11.80% to 12.19%
2009		37	$7.41 to $7.44	$10.29 to $10.34	$384	0.75%	0.35% to 0.60%	38.72% to 39.07%

MFS Utilities Series–Initial Class Sub-Account
2013		48	$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29	$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36	$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23	$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%
2009		16	$21.38 to $21.43	$28.28 to $28.42	$467	3.74%	0.35% to 0.60%	32.42% to 32.75%

Mutual Shares Securities Fund–Class 1 Sub-Account
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%
2009		44	$12.80 to $12.84	$16.07 to $16.19	$705	2.20%	0.25% to 0.60%	25.60% to 26.03%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio–I Class Sub-Account
2013		57	$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36	$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34	$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37	$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%
2009		46	$9.82 to $9.86	$15.24 to $15.35	$707	14.62%	0.25% to 0.60%	55.14% to 55.69%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio–I Class Sub-Account
2013		357	$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185	$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130	$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41	$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%
2009		17	$8.74 to $8.76	$12.73 to $12.82	$224	1.92%	0.25% to 0.60%	45.69% to 46.20%

PIMCO VIT All Asset Portfolio–Institutional Class Sub-Account
2013		376	$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555	$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295	$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169	$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%
2009		118	$10.22 to $10.25	$12.37 to $12.46	$1,464	10.76%	0.25% to 0.60%	21.01% to 21.43%

PIMCO VIT Commodity Real Return Strategy Portfolio–Inst. Class Sub-Account
2013	(s)	6	$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio–Inst. Class Sub-Account
2013	(t)	—	$24.43	$24.60	$—	2.43%	0.42%	0.71%

PIMCO VIT Global Bond Portfolio (Unhedged)–Institutional Class Sub-Account
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%
2009		168	$12.67 to $12.72	$14.74 to $14.85	$2,491	3.28%	0.25% to 0.60%	16.34% to 16.75%

B-52	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
PIMCO VIT Real Return Portfolio–Institutional Class Sub-Account
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%
2009		863	$11.69 to $11.74	$13.78 to $13.88	$11,946	3.10%	0.25% to 0.60%	17.86% to 18.28%

Prudential Series Fund–Jennison 20/20 Focus Portfolio–Class II Sub-Account
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%
2009		123	$10.48 to $10.54	$16.40 to $16.52	$2,033	0.00%	0.25% to 0.60%	56.46% to 57.01%

Prudential Series Fund–Natural Resources Portfolio–Class II Sub-Account
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%
2009		32	$31.29 to $31.46	$54.88 to $55.27	$1,756	0.24%	0.25% to 0.60%	75.36% to 75.97%

Prudential Series Fund–Value Portfolio–Class II Sub-Account
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%
2009		92	$15.41 to $15.47	$21.66 to $21.82	$2,008	1.08%	0.25% to 0.60%	40.54% to 41.04%

PVC Equity Income Account–Class 1 Sub-Account
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%
2009		170	$12.68 to $12.71	$15.13 to $15.24	$2,586	6.51%	0.25% to 0.60%	(19.29)% to (19.71)%

PVC MidCap Account–Class 1 Sub-Account
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%
2009	(p)	50	$13.12 to $13.20	$13.62 to $13.72	$684	0.00%	0.25% to 0.60%	3.84% to 3.91%

Royce Capital Fund Micro-Cap Portfolio–Investment Class Sub-Account
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$917	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%
2009		45	$8.44 to $8.47	$13.26 to $13.36	$605	0.00%	0.25% to 0.60%	57.10% to 57.65%

Royce Capital Fund Small-Cap Portfolio–Investment Class Sub-Account
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%
2009		148	$7.55 to $7.58	$10.15 to $10.23	$1,515	0.00%	0.25% to 0.60%	34.40% to 34.86%

Intelligent Variable Annuity ■ Statement of Additional Information	B-53

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets (c)(f)	Ratio of expenses to average net assets lowest to highest (a)(c)(g)	Total return lowest to highest (b)(h)
T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets Securities Fund–Class 1 Sub-Account
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%
2009		182	$7.61 to $7.63	$13.12 to $13.21	$2,399	3.26%	0.25% to 0.60%	72.29% to 72.89%

Wanger International Sub-Account
2013		169	$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128	$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85	$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34	$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%
2009		21	$23.80 to $23.87	$35.44 to $35.70	$748	3.13%	0.25% to 0.60%	48.89% to 49.41%

Wanger Select Sub-Account
2013		51	$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58	$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43	$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36	$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%
2009		46	$14.21 to $14.25	$23.48 to $23.65	$1,078	0.00%	0.25% to 0.60%	65.19% to 65.77%

Wanger USA Sub-Account
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.72%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18	$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%
2009		14	$21.73 to $21.81	$30.72 to $30.95	$430	0.00%	0.25% to 0.60%	41.38% to 41.87%

Western Asset Variable Global High Yield Bond Portfolio–Class I Sub-Account
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%
2009		237	$6.74 to $6.77	$10.42 to $10.50	$2,488	12.06%	0.25% to 0.60%	54.63% to 55.17%

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.

(b)	Not annualized for periods less than one year.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.

(f)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(k)	Sub-account commenced operations on May 9, 2012.

(l)	Sub-account commenced operations on May 7, 2012.

B-54	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(p)	Sub-account commenced operations on October 23, 2009.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.

Note 6 – subsequent events

On May 1, 2014 the following Sub-Account name changes will occur:

Current Name:	New name:

Franklin Income Securities Fund—Class 1

Franklin Small-Mid Cap Growth Securities Fund—Class 1

ING Clarion Global Real Estate Portfolio—Class I

Mutual Shares Securities Fund—Class 1

Templeton Developing Markets Securities Fund—Class 1

Franklin Income VIP Fund—Class 1

Franklin Small-Mid Cap Growth VIP Fund—Class 1

VY Clarion Global Real Estate Portfolio—Class I

Franklin Mutual Shares VIP Fund—Class 1

Templeton Developing Markets VIP Fund—Class 1

Intelligent Variable Annuity ■ Statement of Additional Information	B-55

B-56	Statement of Additional Information ■ Intelligent Variable Annuity

Report of management responsibility

April 7, 2014

To the Shareholder of

TIAA-CREF Life Insurance Company:

The accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA-CREF Life have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA-CREF Life internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA-CREF Life’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2013, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (originally published in 1992). Based on that assessment, management concluded that, as of December 31, 2013, TIAA-CREF Life’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (published in 1992).

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA-CREF Life for the years ended December 31, 2013, 2012 and 2011. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA-CREF Life’s policy that any management advisory or consulting service, which is not in accordance with TIAA-CREF Life’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respect on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA-CREF Life Board of Directors meets regularly with management, representatives of the independent accounting firm and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA-CREF Life statutory-basis financial statements, the New York State Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA-CREF Life as part of their periodic corporate examinations.

/s/ David M. Anderson	/s/ Linda S. Dougherty

David M. Anderson	Linda S. Dougherty
President and Chief Executive Officer	Vice President and Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-57

Report of independent auditors

To the Board of Directors of

TIAA-CREF Life Insurance Company:

We have audited the accompanying statutory financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2013 and 2012, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2013.

MANAGEMENT’S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR’S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations, changes in capital and surplus and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCooper LLP

New York, New York

April 7, 2014

B-58	Statement of Additional Information ■ Intelligent Variable Annuity

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands)	2013	2012
ADMITTED ASSETS
Bonds	$4,105,952	$3,684,513
Preferred stocks	2,470	2,470
Common stocks	573	271
Cash, cash equivalents and short-term investments	114,882	87,953
Contract loans	10,467	7,129
Other long-term investments	12,773	12,803
Investment income due and accrued	39,261	37,935
Federal income tax recoverable from TIAA	—	9,581
Net deferred federal income tax asset	11,799	6,272
Other assets	21,793	17,586
Separate account assets	3,668,669	1,789,814
Total admitted assets	$7,988,639	$5,656,327

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Reserves for life and health, annuities and deposit-type contracts	$3,914,277	$3,440,716
Asset valuation reserve	17,937	14,164
Interest maintenance reserve	7,769	6,934
Federal income tax payable	2,516	—
Other liabilities	33,566	21,093
Separate account liabilities	3,638,741	1,760,489
Total liabilities	7,614,806	5,243,396

Capital and Surplus
Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500
Additional paid-in capital	357,500	357,500
Surplus	13,833	52,931
Total capital and surplus	373,833	412,931
Total liabilities, capital and surplus	$7,988,639	$5,656,327

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-59

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2013	2012	2011
REVENUES
Insurance and annuity premiums and other considerations	$481,814	$284,892	$225,388
Net investment income	150,329	147,749	132,685
Commissions and expense allowances on reinsurance ceded	29,607	12,674	8,504
Reserve adjustments on reinsurance ceded	58,534	9,764	—
Other revenue	16,626	9,497	5,271
Total revenues	$736,910	$464,576	$371,848

EXPENSES
Policy and contract benefits	$118,156	$131,742	$128,247
Increase in policy and contract reserves	320,016	128,507	83,741
Insurance expenses and taxes (excluding Federal income taxes)	110,293	83,007	56,214
Commissions on premiums	31,785	5,366	—
Interest on deposit-type contracts	26,752	26,374	17,580
Net transfers to separate accounts	143,230	57,976	37,938
Other benefits and expenses	9,020	9,858	17,268
Total expenses	$759,252	$442,830	$340,988

Income before federal income tax and net realized capital gains (losses)	(22,342)	21,746	30,860
Federal income tax expense	6,949	1,243	10,545
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(37)	(2,360)	9,190
Net income	$(29,328)	$18,143	$29,505

B-60	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total
	(in thousands)
Balance, December 31, 2010	$2,500	$357,500	$10,581	$370,581
Net income			29,505	29,505
Net unrealized capital gain on investments			2,723	2,723
Change in asset valuation reserve			(2,789)	(2,789)
Change in surplus in separate accounts			(82)	(82)
Change in net deferred income tax			(14,040)	(14,040)
Change in non-admitted assets:
Deferred federal income tax asset			13,773	13,773
Amount recoverable from reinsurers			225	225
Deferred premium asset limitation			(1,070)	(1,070)
Incremental deferred federal income tax asset			(441)	(441)
Balance, December 31, 2011	$2,500	$357,500	$38,385	$398,385

Net income			18,143	18,143
Net unrealized capital gains on investments			129	129
Change in asset valuation reserve			(3,570)	(3,570)
Change in surplus in separate accounts			1,978	1,978
Change in liability for reinsurance in unauthorized companies			(1,190)	(1,190)
Change in net deferred income tax			(7,005)	(7,005)
Change in non-admitted assets:
Deferred federal income tax asset			7,836	7,836
Deferred premium asset limitation			(1,775)	(1,775)
Balance, December 31, 2012	$2,500	$357,500	$52,931	$412,931

Net income			(29,328)	(29,328)
Net unrealized capital gains on investments			314	314
Change in asset valuation reserve			(3,773)	(3,773)
Change in surplus in separate accounts			(3,680)	(3,680)
Change in liability for reinsurance in unauthorized companies			(6,837)	(6,837)
Change in net deferred income tax			16,015	16,015
Change in non-admitted assets:
Deferred federal income tax asset			(10,488)	(10,488)
Deferred premium asset limitation			(1,321)	(1,321)
Balance, December 31, 2013	$2,500	$357,500	$13,833	$373,833

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-61

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2013	2012	2011
CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$500,895	$288,626	$223,405
Miscellaneous income	34,259	19,036	12,494
Net investment income	149,421	146,894	132,287
Total Receipts	684,575	454,556	368,186
Policy and contract benefits	76,543	131,364	126,558
Commissions and expenses paid	150,895	97,489	68,319
Federal income tax (benefit) expense	(4,426)	7,097	(7,346)
Net transfers to separate accounts	144,632	59,157	36,345
Total Disbursements	367,644	295,107	223,876
Net cash from operations	316,931	159,449	144,310

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	594,673	484,231	383,016
Stocks	—	5,129	—
Mortgage loans	—	13,726	38,926
Miscellaneous proceeds	12	(8)	51
Cost of investments acquired:
Bonds	1,014,981	992,311	1,067,103
Miscellaneous applications	—	—	4,990
Net increase in contract loans	3,338	2,901	202
Net cash from investments	(423,634)	(492,134)	(650,302)

CASH FROM FINANCING AND OTHER
Net deposits on deposit-type contracts funds	127,392	317,384	520,049
Other cash provided (applied)	6,240	(3,248)	4,437
Net cash from financing and other	133,632	314,136	524,486
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	26,929	(18,549)	18,494
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	87,953	106,502	88,008

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$114,882	$87,953	$106,502

B-62	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

Note 1 – organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company and changed its name to TIAA-CREF Life Insurance Company (“TIAA-CREF Life” or the “Company”) on May 1, 1998. TIAA-CREF Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, fixed and variable universal life contracts, funding agreements, book value separate account agreements, term-life insurance and single premium immediate annuities.

Note 2 – significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of contractually guaranteed interest rates and mortality tables.

The deferred premium asset limitation results from the Department requiring that any deferred premium asset established along with the corresponding mean reserve should be reduced by the proportionate amount reinsured on a coinsurance basis. Under this approach the deferred premium asset for reinsurance is adjusted based upon the premium mode of the direct policy rather than the premium mode of the reinsurance agreement.

	For the Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income, New York SAP	$(29,328)	$18,143	$29,505
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	340	349	107
Deferred and Payout Annuities issued after 2000	—	—	—
Net Income, NAIC SAP	$(28,988)	$18,492	$29,612

Capital and Surplus, New York SAP	$373,833	$412,931	$398,385
New York SAP Prescribed Practices:
Deferred Premium Asset Limitation	29,068	27,747	25,972
Additional Reserves for:
Term Conversions	1,929	1,589	1,240
Deferred and Payout Annuities issued after 2000	2	2	2
Capital and Surplus, NAIC SAP	$404,832	$442,269	$425,599

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows.

Under GAAP:

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

Intelligent Variable Annuity ■ Statement of Additional Information	B-63

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss is projected to occur;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Declines in fair value of derivatives are recorded through earnings rather than surplus. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met. Replication Synthetic Asset Transactions (“RSAT”) are not recognized under GAAP;

•	Certain reinsurance transactions are accounted for as financing transactions and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while for statutory purposes, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses.

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain prior year amounts in the financial statements have been reclassified to conform to the 2013 presentation. These reclassifications did not affect the total assets, liabilities, net income or surplus previously reported.

Use of Estimates: The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses at the date of the financial statements. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life insurance (and health), annuities and deposit-type contracts and the valuation of deferred tax assets.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

B-64	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, with the intent and ability to hold, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured securities’ effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the securities or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI recognized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed and structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Common Stocks: Common stocks of unaffiliated companies are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation reserve is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation reserves for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus; (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments:

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The carrying amount of the Company’s investments in surplus notes was $11,633 thousand and $11,676 thousand at December 31, 2013 and 2012, respectively.

Intelligent Variable Annuity ■ Statement of Additional Information	B-65

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses impairment information by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other than temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase, and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, asset-liability management and asset replication purposes. Derivatives that can be used by the Company may include swaps, forwards, futures and options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under the same netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are generally accounted for at fair value, except the Stable Value Separate Account (“SVSA”) products which are accounted for at book value in accordance with NAIC guidance.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. The non-admitted portion of the Deferred Federal Income Tax (“DFIT”) asset was $26,886 thousand and $16,398 thousand at December 31, 2013 and 2012, respectively. The non-admitted portion of deferred premium assets was $29,068 thousand and $27,747 thousand at December 31, 2013 and 2012, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

B-66	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was never a 6 during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5 or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold may be interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction. OTTI for non-loan backed and structured securities, stocks, mortgage loans, real estate and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Application of new accounting pronouncements:

Effective January 1, 2012, the Company adopted SSAP No. 101–Income Taxes, a Replacement of SSAP No. 10R—Income Taxes, A Temporary Replacement of SSAP No. 10 and SSAP No. 10—Income Taxes effective January 1, 2012. For purposes of accounting for federal and foreign income taxes, the Company adopted FASB Statement No. 109, Accounting for Income Taxes (FAS 109) with modifications for state income taxes, the realization criteria for deferred tax assets, and the recording of the impact of changes in deferred tax balances. Adoption of SSAP No. 101 did not have a material impact on the current and deferred taxes that had been presented under SSAP No. 10R.

Intelligent Variable Annuity ■ Statement of Additional Information	B-67

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

Note 3 – long term bonds, preferred stocks and common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31 are shown below (in thousands):

	2013
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$279,098	$6,748	$(8,860)	$276,986
All Other Governments	19,402	—	(443)	18,959
States, Territories & Possessions	38,287	357	(1,666)	36,978
Political Subdivisions of States, Territories, & Possessions	13,727	71	(860)	12,938
Special Revenue & Special Assessment, Non-guaranteed agencies & Government	322,629	13,348	(7,113)	328,864
Industrial & Miscellaneous	3,417,454	111,127	(55,722)	3,472,859
Credit Tenant Loans	7,046	704	—	7,750
Hybrids	8,309	123	—	8,432
Total Bonds	4,105,952	132,478	(74,664)	4,163,766
Preferred Stocks	2,470	3,859	—	6,329
Total Bonds and Preferred Stocks	$4,108,422	$136,337	$(74,664)	$4,170,095

	2012
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$204,896	$13,802	$(7)	$218,691
States, Territories & Possessions	25,287	1,446	—	26,733
Political Subdivisions of States, Territories, & Possessions	11,957	119	(50)	12,026
Special Revenue & Special Assessment, Non-guaranteed agencies & Government	373,789	23,452	(186)	397,055
Industrial & Miscellaneous	3,052,644	235,989	(9,171)	3,279,462
Credit Tenant Loans	7,619	762	—	8,381
Hybrids	8,321	301	—	8,622
Total Bonds	3,684,513	275,871	(9,414)	3,950,970
Preferred Stocks	2,470	849	—	3,319
Total Bonds and Preferred Stocks	$3,686,983	$276,720	$(9,414)	$3,954,289

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, rating agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

B-68	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Based upon the factors above in the Company’s impairment evaluation process, the securities discussed in the following section which were in an unrealized loss position at December 31, 2013 and 2012, were not deemed to be other-than-temporarily impaired.

Unrealized Losses on Bonds and Preferred Stocks: The gross unrealized losses and estimated fair values for bonds and preferred stocks by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2013
All other bonds	$1,400,475	$(58,205)	$1,342,270	$112,629	$(9,430)	$103,199
Loaned-backed and structured bonds	150,655	(4,630)	146,025	33,140	(2,399)	30,741
Total bonds	$1,551,130	$(62,835)	$1,488,295	$145,769	$(11,829)	$133,940
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$1,551,130	$(62,835)	$1,488,295	$145,769	$(11,829)	$133,940

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2012
All other bonds	$152,915	$(843)	$152,072	$21,960	$(1,332)	$20,628
Loaned-backed and structured bonds	—	—	—	71,292	(7,239)	64,053
Total bonds	$152,915	$(843)	$152,072	$93,252	$(8,571)	$84,681
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$152,915	$(843)	$152,072	$93,252	$(8,571)	$84,681

As of December 31, 2013, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in manufacturing (19%), U.S. and other governments (12%) and public utilities (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in communication (27%), U.S. and other governments (14%), and commercial mortgage-backed securities (12%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in public utilities (28%), revenue and special obligations (21%) and manufacturing (12%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (55%) and residential mortgage-backed securities (21%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the cause of the decline is primarily attributable to increased market yields for these particular securities since acquisition caused principally by credit spreads. The Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover and the Company has concluded that these securities are not other–than-temporarily impaired.

Intelligent Variable Annuity ■ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (dollars in thousands):

	December 31, 2013			December 31, 2012
	Carrying Value	% of Total	Estimated Fair Value	Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$355,309	8.7%	$359,893	$338,034	9.2%	$345,739
Due after one year through five years	1,354,124	33.0	1,378,917	1,361,867	37.0	1,422,373
Due after five years through ten years	1,002,342	24.4	1,003,560	827,612	22.5	891,555
Due after ten years	937,191	22.8	951,935	619,507	16.7	727,905
Subtotal	3,648,966	88.9	3,694,305	3,147,020	85.4	3,387,572
Residential mortgage-backed securities	266,957	6.5	276,293	333,499	9.0	354,369
Commercial mortgage-backed securities	80,522	1.9	80,900	87,345	2.4	85,587
Asset-backed securities	109,507	2.7	112,268	116,649	3.2	123,442
Subtotal	456,986	11.1	469,461	537,493	14.6	563,398
Total	$4,105,952	100.0%	$4,163,766	$3,684,513	100.0%	$3,950,970

For the year ended December 31, 2013, the preceding table includes no NAIC 6 long-term bond investments.

For the year ended December 31, 2013, the preceding table includes sub-prime mortgage investments totaling $10,456 thousand under residential mortgage-backed securities. 100% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2012, the preceding table includes no NAIC 6 long-term bond investments.

For the year ended December 31, 2012, the preceding table includes sub-prime mortgage investments totaling $13,248 thousand under residential mortgage-backed securities. 68% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2013	2012
Manufacturing	23.6%	25.0%
Finance and financial services	16.5	12.4
Public utilities	12.3	13.7
Oil and gas	8.6	8.1
Residential mortgage-backed securities	6.5	9.1
U.S. and other governments	5.7	3.9
Mining	4.4	3.6
Transportation	4.2	3.5
Communication	4.0	4.9
Asset Backed Securities	2.7	3.2
Revenue and Special Obligation	2.7	2.4
Services	2.6	2.9
Real estate investment trusts	2.3	3.1
Commercial mortgage backed securities	2.0	2.4
Retail and wholesale trade	1.9	1.8
Total	100.0%	100.0%

Troubled Debt Restructuring: There were no troubled debt restructurings during 2013 or 2012.

Exchanges: The Company acquired bonds and stocks through exchanges aggregating $120,379 thousand and $14,961 thousand during the year ended December 31, 2013 and 2012, respectively. When exchanging securities, the Company generally accounts for assets at their fair value with any gain or loss realized at the date of exchange, unless the exchange was as a result of restricted securities under SEC rule 144A exchanged for unrestricted securities, which are accounted for at book value.

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

B-70	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company had no OTTI on securities which it lacked the ability to hold or had the intent to sell for the year ended December 31, 2013.

The following represents OTTI on securities with the intent to sell or the inability to retain for the year ended December 31, 2012 (in thousands):

	1	2		3
	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized
a. Intent to sell	$7,731	$1,486	$2,111	$4,134
b. Inability to retain	—	—	—	—
Total	$7,731	$1,486	$2,111	$4,134

The Company had no loan-backed or structured securities where the present value of cash flows expected to be collected was less than amortized cost and did not recognize any OTTI for the year ended December 31, 2013.

Other disclosures:

At December 31, 2013 and 2012, the carrying value of common stock denominated in foreign currency was $573 thousand and $271 thousand, respectively. The Company had no bonds denominated in foreign currency as of December 31, 2013 or 2012.

Debt securities amounting to approximately $8,324 thousand and $8,401 thousand at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees, as required by law.

The Company had no restricted stock as of December 31, 2013 or 2012.

Note 4 – mortgage loans

As of December 31, 2013, the Company did not have any mortgage loans. The Company did not originate conventional loans or acquire mezzanine loans during 2013 or 2012; therefore, there was no coupon rate or maximum percentage of any one loan to the value of the security at the time of the originated loans for 2013 or 2012.

Note 5 – subsidiaries and affiliates

TIAA-CREF Life Insurance Agency (“Agency”) is the sole operating subsidiary of TIAA-CREF Life. The Company has no investments in subsidiary, controlled and affiliated entities that exceed 10% of its admitted assets. Agency’s carrying value of $1,140 thousand and $1,128 thousand at December 31, 2013 and 2012, respectively, is included in other long-term investments on the statutory-basis statements of admitted assets, liabilities and capital and surplus. The carrying value of Agency was not audited or other-than-temporarily impaired for the years ended December 31, 2013 or 2012.

At December 31, 2013 and 2012, respectively, the Company reported $14,254 thousand and $11,744 thousand as amounts due to parent, subsidiaries and affiliates.

Note 6 – commitments

At December 31, 2013, the Company had no outstanding commitments to fund future investments.

Note 7 – investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, were as follows (in thousands):

	2013	2012	2011
Bonds	$151,290	$145,961	$131,395
Stocks	151	385	491
Mortgage loans	—	496	1,006
Cash, cash equivalents and short-term investments	28	441	514
Other long-term investments	1,181	1,047	457
Total gross investment income	$152,650	$148,330	$133,863
Less investment expenses	(3,846)	(2,831)	(2,224)
Net investment income before amortization of IMR	148,804	145,499	131,639
Amortization of IMR	1,525	2,250	1,046
Net investment income	$150,329	$147,749	$132,685

Intelligent Variable Annuity ■ Statement of Additional Information	B-71

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

The Company had no due and accrued income excluded from net income for the years ended December 31, 2013, 2012 or 2011.

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31 were as follows (in thousands):

	2013	2012	2011
Bonds	$3,031	$(2,804)	$(5,022)
Stocks	—	256	—
Cash, cash equivalent and short-term investments	13	(7)	51
Total before capital gain (loss) tax and transfers to IMR	3,044	(2,555)	(4,971)
Transfers to IMR	(2,360)	(2,757)	(1,299)
Capital loss tax benefit (expense)	(721)	2,952	15,460
Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(37)	$(2,360)	$9,190

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31 (in thousands):

	2013	2012	2011
Other-than-temporary impairments:
Bonds	$876	$8,287	$8,243
Total	$876	$8,287	$8,243

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2013, 2012 and 2011 were $66,840 thousand, $199,747 thousand and $104,382 thousand, respectively. Gross gains of $4,605 thousand, $5,668 thousand and $5,143 thousand, and gross losses, excluding impairments considered to be other-than-temporary, of $698 thousand, $184 thousand and $1,922 thousand were realized during 2013, 2012 and 2011, respectively.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated cases in the course of asset management activities, a security may be sold and repurchased in whole or in part within thirty days of the sale. There were no securities with a NAIC designation of 3 or below, or unrated, that were sold and reacquired within 30 days of the sale date during 2013, 2012 or 2011.

Unrealized Capital Gains and Losses: For the years ended December 31, 2013, 2012 and 2011, the net change in unrealized capital gains in investments, resulting in a net increase in carrying value of investments was $314 thousand, $129 thousand and $2,723 thousand, respectively.

Note 8 – disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

B-72	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2013 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$4,163,766	$4,105,952	$—	$4,148,745	$15,021	$—
Common Stock	573	573	573	—	—	—
Preferred Stock	6,329	2,470	6,329	—	—	—
Separate Accounts	3,657,612	3,668,669	1,376,020	2,281,592	—	—
Contract Loans	10,467	10,467	—	—	10,467	—
Cash, Cash Equivalent and Short Term Investments	114,886	114,882	34,304	80,582	—	—
Total	$7,953,633	$7,903,013	$1,417,226	$6,510,919	$25,488	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type Contracts	$2,013,451	$2,013,451	$—	$—	$2,013,451	$—
Separate Account	3,638,741	3,638,741	—	—	3,638,741	—
Total	$5,652,192	$5,652,192	$—	$—	$5,652,192	$—

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2012 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$3,950,970	$3,684,513	$—	$3,919,926	$31,044	$—
Common Stock	271	271	271	—	—	—
Preferred Stock	3,319	2,470	3,319	—	—	—
Separate Accounts	1,797,512	1,789,814	967,553	829,959	—	—
Contract Loans	7,129	7,129	—	—	7,129	—
Cash, Cash Equivalent and Short Term Investments	87,951	87,953	22,457	65,494	—	—
Total	$5,847,152	$5,572,150	$993,600	$4,815,379	$38,173	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type Contracts	$1,859,466	$1,859,466	$—	$—	$1,859,466	$—
Separate Account	1,760,489	1,760,489	—	—	1,760,489	—
Total	$3,619,955	$3,619,955	$—	$—	$3,619,955	$—

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2013 and 2012. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Assets and liabilities measured and reported at fair value

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values

Intelligent Variable Annuity ■ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Other than quoted prices within Level 1 inputs that are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,
•	Quoted prices for identical or similar assets or liabilities in markets that are not active,
•	Inputs other than quoted prices that are observable for the asset or liability,
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Financial assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value at December 31 (in thousands):

	2013
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common Stock
Industrial and miscellaneous	$573	$—	$—	$573
Separate accounts assets, net	1,309,909	79,037	—	1,388,946
Total assets at fair value	$1,310,482	$79,037	$—	$1,389,519

Total liabilities at fair value	$—	$—	$—	$—

	2012
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common Stock
Industrial and miscellaneous	$271	$—	$—	$271
Separate accounts assets, net	960,225	82,876	—	1,043,101
Total assets at fair value	$960,496	$82,876	$—	$1,043,372

Total liabilities at fair value	$—	$—	$—	$—

For assets and liabilities held at December 31, 2013 and 2012, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company’s policy is to recognize transfers between levels at the actual date of the event or change in circumstances that caused the transfer.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stocks and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange traded equities.

Level 2 financial instruments

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Level 3 financial instruments

There are no securities measured and reported at fair value in Level 3 as of December 31, 2013 and 2012.

B-74	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because such instruments do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using tools such as matrix pricing model. Such models estimate fair value using discounted cash flows at a market yield considering the appropriate treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2013 and 2012, there were no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 9 – restricted assets

The following table provides information on amounts and the nature of any assets pledged to others as collateral or otherwise restricted by the Company.

Restricted Assets at December 31, 2013 (dollars in thousands):

	Gross Restricted								Percentage
	Current Year
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,324	$—	$—	$—	$8,324	$8,402	$(78)	$8,324	0.103%	0.104%
Total Restricted Assets	$8,324	$—	$—	$—	$8,324	$8,402	$(78)	$8,324	0.103%	0.104%

Note 10 – derivative financial instruments

The Company uses derivative instruments for hedging and income generation. The Company does not engage in derivative financial instrument transactions for speculative purposes. As of December 31, 2013, the Company did not hold any derivative instruments and no collateral was held or posted.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company did not enter into any foreign currency swap contracts for the years ended December 31, 2013 and 2012.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts are designated as economic cash flow hedges and allow the Company to lock in a fixed interest rate and to transfer the risk of rate changes. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The Company also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows. These contracts are designated as economic fair value hedges in connection with certain interest sensitive products, and are carried at fair value as hedge accounting is not applied. For the years ended December 31, 2013 and 2012, the Company did not enter into any interest rate swap contracts.

Credit Default Swaps: The Company purchases credit default swaps as protection against unexpected adverse credit events in selective investments in the Company’s portfolio. This type of derivative is traded over-the-counter, and the Company is exposed to market, credit, and counterparty risk. When these swap contracts are designated as hedges, the premium payment to the counterparty is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. For the years ended December 31, 2013 and 2012, the Company did not enter into any credit default swaps contracts.

Intelligent Variable Annuity ■ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

Note 11 – separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2013, the Company reported separate account assets and liabilities for the following products: Variable Life, Variable Annuity, Group Life, Modified Guaranteed Annuity and Group Annuity Guaranteed Investment Contract (“GIC”).

The Company’s Separate Account VLI-1 (“VLI-1”) is a unit investment trust and was organized on May 23, 2001, and established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies. The assets of this account are carried at market value.

The Company’s Separate Account VLI-2 (“VLI-2”) is a unit investment trust and was organized on February 15, 2012 and established under New York Law for the purpose of issuing and funding group and individual variable life insurance policies. The assets of this account are carried at market value.

The Company’s Separate Account VA-1 (“VA-1”) was established on July 27, 1998 to fund individual non-qualified variable annuities. VA-1 is registered with the Securities and Exchange Commission (the “Commission”) as a unit investment trust under the Investment Company Act of 1940. The assets of this account are carried at market value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The Company has $20,000 thousand of seed money in the Company’s MVA-1 product since 2008 when the separate account was established. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-1 (“SVSA-1”) was established on May 14, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at book value.

The Company’s Stable Value Separate Account-2 (“SVSA-2”) was established on May 21, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at book value.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at book value.

For the SVSA accounts participant withdrawals are subject to restrictions and would typically be funded through a cash buffer account managed outside of the contract. Any excess benefit withdrawals would then be paid by the Company from the contract at book value. Plan sponsor withdrawals and certain participant-initiated withdrawals in excess of the cash buffer account are paid at the lesser of book or market value or at book value if 12 months advance notice is provided.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TC Life VLI—1	Variable Life	Section 4240 of the New York Insurance Law
TC Life VLI—2	Variable Life/Group Life	Section 4240 of the New York Insurance Law
TC Life VA—1	Variable Annuity	Section 4240 of the New York Insurance Law
TC Life MVA—1	Modified Guaranteed Annuity	Section 4240 of the New York Insurance Law
TC Life SVSA—1	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA—2	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA—3	Group Annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the products recorded within the separate account, some assets are considered legally insulated while others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-76	Statement of Additional Information ■ Intelligent Variable Annuity

continued

As of December 31, the Company’s separate account statement included assets legally insulated from the general account for the following products (in thousands):

	2013		2012
Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
TC Life VLI—1	$83,355	$—	$59,367	$—
TC Life VLI—2	29,494	—	6,277	—
TC Life VA—1	1,189,555	—	886,060	—
TC Life MVA—1	—	86,542	—	91,397
TC Life SVSA—1	1,014,856	—	746,713	—
TC Life SVSA—2	514,387	—	—	—
TC Life SVSA—3	750,480	—	—	—
Total	$3,582,127	$86,542	$1,698,417	$91,397

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $1,945 thousand and $3,801 thousand, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

As of December 31, 2013, the general account of the Company had paid (received) $(11) thousand towards separate account guarantees. The total separate account guarantees paid (received) by the general account for the preceding four years ending at December 31, are as following (in thousands):

2012	$203
2011	$197
2010	$111
2009	$341

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Information regarding separate accounts of the Company is as follows (in thousands):

	December 31, 2013
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1,540,355	$—	$247,444	$1,787,799
Reserves at 12/31/2013 for accounts with assets at:
Fair value	$34,473	$22,367	$1,300,243	$1,357,083
Amortized cost	2,269,111	—	—	2,269,111
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$34,473	$22,367	$—	$56,840
At fair value	2,269,111	—	1,300,243	3,569,354
At book value without fair value adjustment and with current surrender charge less than 5%	—	—	—	—
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

Intelligent Variable Annuity ■ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

	December 31, 2012
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$726,731	$—	$152,204	$878,935
Reserves at 12/31/2012 for accounts with assets at:
Fair value	$35,999	$24,499	$952,048	$1,012,546
Amortized cost	728,526	—	—	728,526
Total reserves	$764,525	$24,499	$952,048	$1,741,072

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$32,123	$24,214	$—	$56,337
At fair value	728,526	—	952,048	1,680,574
At book value without fair value adjustment and with current surrender charge less than 5%	3,876	285	—	4,161
Total reserves	$764,525	$24,499	$952,048	$1,741,072

	December 31, 2011
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$3,979	$—	$118,256	$122,235
Reserves at 12/31/2011 for accounts with assets at:
Fair value	$41,352	$29,235	$777,106	$841,693
Amortized cost	—	—	—	—
Total reserves	$41,352	$23,235	$777,106	$841,693

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$32,839	$23,216	$—	$56,055
At fair value	—	—	777,106	777,106
At book value without fair value adjustment and with current surrender charge less than 5%	8,513	19	—	8,532
Total reserves	$41,352	$23,235	$777,106	$841,693

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in thousands):

	2013	2012	2011
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$266,154	$167,500	$133,624
Transfers from Separate Accounts	(122,691)	(109,352)	(96,582)
Net transfers to Separate Accounts	143,463	58,148	37,042
Reconciling Adjustments:
Fund transfer exchange gain (loss)	(233)	(172)	896
Transfers as reported in the Statements of Operations of the Life, Accident & Health Annual Statement	$143,230	$57,976	$37,938

Note 12 – related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense reimbursement payments under the Service Agreement are made quarterly by TIAA-CREF Life to TIAA based on TIAA’s costs for providing such services. The Company also reimburses TIAA, at cost, on a quarterly basis for certain investment management services, according to the terms of an Investment Management Agreement. Reimbursements of $91,136 thousand, $71,383 thousand and $47,383 thousand were made to TIAA for the years ended December 31, 2013, 2012 and 2011, respectively.

Teachers Advisors, Inc. (“Advisors”), a subsidiary of TIAA-CREF Asset Management LLC (“TCAM”), which is a wholly owned subsidiary of TIAA, provides investment advisory services and other administrative services for the TIAA-CREF Life Separate Accounts in accordance with an Investment Management Agreement. Teachers Personal Investors Services, Inc. (“TPIS”), a subsidiary of TCAM and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Reimbursement of $2,229 thousand, $702 thousand and $0 were made to Advisors for the years ended December 31, 2013, 2012 and 2011, respectively.

B-78	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Effective May 1, 2012, the Company reimbursed TPIS and Services, on an at cost basis, for distribution services for variable life and after tax annuities. Prior to May 1, 2012, the distribution services were paid for under a fee arrangement. Expenses associated with the distribution services agreement were $11,807 thousand, $7,062 thousand and $705 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TCAM, is the program manager, are provided to TIAA-CREF Life by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement were $8,754 thousand, $6,544 thousand and $4,621 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of TIAA-CREF Life with recourse to TIAA.

The Company maintains a $100 million unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 14, 2014. As of December 31, 2013, $30 million of this facility was maintained on a committed basis for which the Company paid a commitment fee of 9.0 basis points on the unused committed amount. During the period ending December 31, 2013, 85 draw-downs totaling $228.5 million were made under this line of credit arrangement, with $76 thousand interest paid on these draw-downs, of which none were outstanding as of December 31, 2013.

Note 13 – federal income taxes

The Company has recorded current and deferred taxes in accordance with SSAP No. 101 Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10. The Company has exceeded the highest RBC threshold level which allows the Company to apply the smallest limitations to admit deferred tax assets under SSAP 101. The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. As of December 31, 2013 and December 31, 2012, the Company has not recorded a valuation allowance on deferred tax assets.

The components of Net Deferred Tax Assets (“DTA”) and Deferred Tax Liabilities (“DTL”) at December 31 are as follows (in thousands):

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$36,627	$6,218	$42,845	$18,299	$9,521	$27,820	$18,328	$(3,303)	$15,025
b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted Gross Deferred Tax Assets (a—b)	36,627	6,218	42,845	18,299	9,521	27,820	18,328	(3,303)	15,025
d) Deferred Tax Assets Nonadmitted	22,078	4,808	26,886	7,321	9,077	16,398	14,757	(4,269)	10,488
e) Subtotal Net Admitted Deferred Tax Asset (c—d)	14,549	1,410	15,959	10,978	444	11,422	3,571	966	4,537
f) Deferred Tax Liabilities	2,750	1,410	4,160	5,055	95	5,150	(2,305)	1,315	(990)
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e—f)	$11,799	$—	$11,799	$5,923	$349	$6,272	$5,876	$(349)	$5,527

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101
a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$11,799	$—	$11,799	$5,923	$349	$6,272	$5,876	$(349)	$5,527
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From 2(a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b) 2 below)	—	—	—	—	—	—	—	—	—
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date.	—	—	—	—	—	—	—	—	—
2. Adjusted Gross DTA Allowed per Limitation Threshold.	—	—	—	—	—	—	—	—	—
c) Adjusted Gross DTA (Excluding The Amount of DTA From (a) and (b) above) Offset by Gross DTL.	2,750	1,410	4,160	5,055	95	5,150	(2,305)	1,315	(990)
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$14,549	$1,410	$15,959	$10,978	$444	$11,422	$3,571	$966	$4,537

Intelligent Variable Annuity ■ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

	2013	2012
(a) Ratio Percentage Used to Determine Recovery Period and Threshold limitation Amount	891%	1,576%
(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In (b)2 Above	391,771	427,095

Impact of Tax Planning Strategies (in thousands):

	12/31/2013		12/31/2012		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary		(6) (Col 2-4) Capital
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage.
1. Adjusted Gross DTAs amount from Note 9A1 (c)	$36,627	$6,218	$18,299	$9,521	$18,328		$(3,303)
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—	—	—	—	—		—
3. Net admitted Adjusted Gross DTAs amount from Note 9A1 (e)	$14,549	$1,410	$10,978	$444	$3,571		$966
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—	—	—	—	—		—
Does the Company’s tax-planning strategy include the use of reinsurance?					Yes	☐	No	☒

Current income taxes incurred consist of the following major components (in thousands):

	12/31/2013	12/31/2012	Change
Current Income Tax:
Federal income taxes expense	$7,007	$1,240	$5,767
Foreign taxes	—	—	—
Subtotal	7,007	1,240	5,767
Federal income taxes expense (benefit) on capital gains (losses)	720	(2,844)	3,564
Other	(57)	(106)	49
Federal and foreign income taxes expense (benefit)	$7,670	$(1,710)	$9,380

	12/31/2013	12/31/2012	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$12,214	$4,976	$7,238
Deferred acquisition costs	21,210	12,595	8,615
Other (including items < 5% of total ordinary tax assets	394	312	82
Unauthorized reinsurance	2,809	416	2,393
Subtotal	36,627	18,299	18,328
Nonadmitted	22,078	7,321	14,757
Admitted ordinary deferred tax assets	$14,549	$10,978	$3,571

Capital
Investments	$6,218	$9,521	$(3,303)
Net capital loss carry-forward	—	—	—
Subtotal	6,218	9,521	(3,303)
Statutory valuation allowance (“SVA”) adjustment	—	—	—
Nonadmitted	4,808	9,077	(4,269)
Admitted capital deferred tax assets	1,410	444	966
Admitted deferred tax assets	$15,959	$11,422	$4,537

Deferred Tax Liabilities:
Ordinary
Investments	$2,750	$5,055	$(2,305)
Capital	1,410	95	1,315
Deferred tax liabilities	$4,160	$5,150	$(990)

Net Deferred Tax Assets / Liabilities:
Assets/Liabilities	$11,799	$6,272	$5,527

B-80	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement) for the years ended December 31 (in thousands):

	2013	2012	Change
Total deferred tax assets	$42,845	$27,820	$15,025
Total deferred tax liabilities	(4,160)	(5,150)	990
Net deferred tax assets/liabilities	38,685	22,670	16,015
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets/liabilities after SVA	$38,685	$22,670	$16,015

Tax effect of unrealized gains/(losses)			—
Statutory valuation allowance adjustment allocated to unrealized			—
Other intra-period allocation of deferred tax movement			—
Change in net deferred income tax (charge) benefit			$16,015

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2013 are as follows (dollars in thousands):

Description	Amount	Effective Tax Rate
Provision computed at statutory rate	$(6,754)	35.00%
Dividends received deduction	(260)	(1.35)
Amortization of interest maintenance reserve	(534)	2.77
Prior year true-up	350	(1.82)
Other	(68)	0.35
Total	$(7,266)	37.65%

Federal and foreign income tax incurred	$7,670	(39.75)%
Unauthorized reinsurance	2,393	(12.40)
Change in net deferred income tax charge (benefit)	(16,015)	82.99
Tax effect on unrealized capital gain	(1,314)	6.81
Total statutory income taxes	$(7,266)	37.65%

At December 31, 2013, the Company had no net operating loss carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total
2013	$7,007	$720	$7,727
2012	1,182	—	1,182
2011	10,379	—	10,379
Total	$18,568	$720	$19,288

There was no deposits reported as admitted assets under IRC Section 6603.

The Company files a consolidated federal income tax return with its parent, TIAA and its affiliates:

1) TIAA-CREF Asset Management, Inc.*

2) Dan Properties, Inc.

3) JV Georgia One, Inc.

4). JWL Properties, Inc.

5) ND Properties, Inc.

6). TCT Holdings, Inc.

7) Teachers Advisors, Inc.

8) Teachers Personal Investors Service, Inc.

9) T-Investment Properties Corp.

10) TIAA-CREF Tuition Financing, Inc.

11) TIAA-CREF Trust Company, FSB.

12) GreenWood Resources, Inc.

13) 730 Texas Forest Holdings, Inc.

Intelligent Variable Annuity ■ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

14) TIAA Global Markets, Inc.

15) T-C Sports Co., Inc.

16) TIAA Board of Overseers.

17) TIAA Park Evanston, Inc.

18) Oleum Holding Company, Inc.

19) Covariance Capital Management, Inc.

20) Westchester Group Investment Management, Inc.

21) Westchester Group Asset Management, Inc.

22) Westchester Group Investment Management Holding Company Inc.

23) Westchester Group Farm Management, Inc.

24) Westchester Group Real Estate, Inc.

*	TIAA-CREF Asset Management converted from a corporation to an LLC. effective December 31, 2013.

The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The Company had no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R. Liabilities, Contingencies and Impairments of Assets, with the modifications provided in SSAP No. 101, Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10, for which it is reasonably possible that the total liability will significantly increase within 12 months of the reporting date.

The IRS examination for tax years 2007, 2008, and 2009 federal income tax returns is currently in progress.

Note 14 – pension plan and postretirement benefits

The Company has no employees. The Company’s parent, TIAA, allocates employee benefit expenses based on salaries attributable to the Company. The Company’s share of net expense for the qualified defined contribution plan was approximately $2,499 thousand, $2,022 thousand and $1,334 thousand for the years ended December 31, 2013, 2012 and 2011, respectively and for other postretirement benefit plans was $696 thousand, $463 thousand and $270 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

Note 15 – policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (dollars in thousands):

2013	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$56,840	$—	$56,840	0.8%
At book value less current surrender charge of 5% or more	665	—	—	665	—
At fair value	—	2,269,110	1,189,810	3,458,920	50.3
Total with adjustment or at fair value	$665	$2,325,950	$1,189,810	$3,516,425	51.1%
At book value without adjustment (minimal or no charge or adjustment)	3,253,987	—	—	3,253,987	47.3
Not subject to discretionary withdrawal	108,691	—	—	108,691	1.6
Total (gross)	$3,363,343	$2,325,950	$1,189,810	$6,879,103	100.0%
Reinsurance ceded	—	—	—	—
Total (net)	$3,363,343	$2,325,950	$1,189,810	$6,879,103

B-82	Statement of Additional Information ■ Intelligent Variable Annuity

continued

2012	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$56,337	$—	$56,337	1.2%
At book value less current surrender charge of 5% or more	562	—	—	562	—
At fair value	—	728,526	886,396	1,614,922	33.3
Total with adjustment or at fair value	$562	$784,863	$886,396	$1,671,821	34.5%
At book value without adjustment (minimal or no charge or adjustment)	3,076,125	4,161	—	3,080,286	63.6
Not subject to discretionary withdrawal	89,688	—	—	89,688	1.9
Total (gross)	$3,166,375	$789,024	$886,396	$4,841,795	100.0%
Reinsurance ceded	—	—	—	—
Total (net)	$3,166,375	$789,024	$886,396	$4,841,795

Annuity reserves and deposit-type contract funds for the year ended December 31 are as follows (in thousands):

	2013	2012
General Account:
Total annuities (excluding supplementary contracts with life contingencies)	$1,348,130	$1,305,083
Supplementary contracts with life contingencies	1,762	1,826
Deposit-type contracts	2,013,451	1,859,466
Subtotal	3,363,343	3,166,375

Separate Accounts:
Annuities	1,238,184	942,318
Supplementary contracts with life contingencies	234	186
Deposit-type contracts	2,277,342	732,916
Subtotal	3,515,760	1,675,420
Total	$6,879,103	$4,841,795

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4.0%.

Based on the asset adequacy analysis, the Company has added an additional $13 million in 2013, which consists of $8 million associated with the deferred annuity business and $5 million associated with the individual life insurance business. This is in addition to the $10 million which was recorded in 2009 for life insurance reserves. In addition, for variable annuities, the excess of the reserve over the accumulation was increased to $7 million. On this basis, it was determined that the Company’s reserves were sufficient to meet its obligations.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company had no policies where the surrender values were in excess of the legally computed reserves at December 31, 2013 or December 31, 2012. The Company had $29.8 billion and $25.6 billion of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2013 and 2012, respectively.

Premium deficiency reserves related to the above insurance totaled $15,600 thousand and $11,242 thousand at December 31, 2013 and 2012, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Intelligent Variable Annuity ■ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company  ■  December 31, 2013

Note 16 – reinsurance

In 2004, the Company and TIAA entered into a series of agreements with Metropolitan Life Insurance Company (“MetLife”) including an administrative agreement for MetLife to service the long-term care business of the Company and TIAA, an indemnity reinsurance agreement where the Company and TIAA ceded to MetLife 100% of the long-term care liability and an assumption reinsurance agreement where, after appropriate filings in each jurisdiction, MetLife has been offering the Company policyholders the option of transferring the liability for policies from the Company and TIAA to MetLife. At December 31, 2013 and 2012, there were still premiums in force of $6,548 thousand and $6,242 thousand, respectively.

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2013	2012	2011
Reinsurance ceded:
Aggregate reserve for life and health insurance	$437,220	$397,767	$357,638
Insurance and annuity premiums	$118,103	$56,650	$41,247
Policy and contract benefits	$26,240	$14,005	$15,014
Increase in policy and contract reserves	$39,454	$40,128	$40,654

Note 17 – capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2013	2012
Net unrealized capital losses	$314	$129
Asset valuation reserve	$(3,773)	$(3,570)
Net deferred federal income tax	$16,015	$(7,005)
Change in non-admitted assets	$(11,809)	$6,061
Change in liability for reinsurance of unauthorized companies	$(6,837)	$(1,190)
Change in surplus of separate accounts	$(3,680)	$1,978

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company generally has not paid dividends to its shareholder and has no plans to do so in the current year.

Note 18 – contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC and Federal governmental authorities. The Company cooperates in these inquiries.

Death Claim Notification and Unclaimed Property Practices. Throughout the U.S. insurance industry, there have been multiple state actions addressing insurer practices regarding death claim notification and escheatment of unclaimed property as they pertain to life insurance, annuities and retained asset accounts.

On June 6, 2013, the Company was one of many insurers who reached a Global Resolution Agreement resolving any potential claims arising out of a multistate unclaimed property exam conducted by Texas, California, Massachusetts and 26 other states. The Agreement became effective July 12, 2013.

B-84	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

On June 24, 2013, the Company was one of many insurers who agreed to a multi-state settlement with insurance regulators that include the implementation of new business practices related to the payment of life insurance benefits. The Agreement became effective July 9, 2013. Forty-seven states, the District of Columbia, Guam and Puerto Rico have signed on to the Agreement. The settlement included a $203 thousand examination payment made by the Company for the costs incurred by the departments associated with the examination.

Note 19 – subsequent event

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 7, 2014, the date the financial statements were available to be issued. No such items were identified by the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-85

B-86	Statement of Additional Information ■ Intelligent Variable Annuity

Report of management responsibility

April 14, 2014

To the Policyholders of Teachers Insurance and Annuity Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2013, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (originally published in 1992). Based on that assessment, management concluded that, as of December 31, 2013, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (published in 1992).

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Vice President of Internal Audit regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2013, 2012 and 2011. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respect on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

Roger W. Ferguson, Jr.	Virginia M. Wilson
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-87

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America:

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory statements of admitted assets, liabilities, and capital and contingency reserves as of December 31, 2013 and 2012 and the related statutory statements of operations, changes in capital and contingency reserves and cash flows for each of the three years in the period ended December 31, 2013. We also have audited the Company’s internal control over financial reporting as of December 31, 2013, based on criteria established in the 1992 Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Management is responsible for the preparation and fair presentation of these financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for maintaining effective internal control over financial reporting, and for its assertion of the effectiveness of internal control over financial reporting, included in the accompanying Report of Management’s Responsibility. Our responsibility is to express an opinion on these financial statements and an opinion on the Company’s internal control over financial reporting based on our audits.

We conducted our audit of the financial statements in accordance with auditing standards generally accepted in the United States of America and our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audit of the financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and, testing and evaluating the design and operating effectiveness of internal control, based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows thereof for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2013, based on criteria established in the 1992 Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

A company’s internal control over financial reporting is a process effected by those charged with governance, management, and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 14, 2014

B-88	Statement of Additional Information ■ Intelligent Variable Annuity

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2013	2012
ADMITTED ASSETS
Bonds	$181,121	$173,954
Preferred stocks	48	38
Common stocks	2,675	3,495
Mortgage loans	14,246	12,956
Real estate	1,812	1,623
Cash, cash equivalents and short-term investments	1,362	1,681
Contract loans	1,466	1,358
Derivatives	60	96
Other long-term investments	20,059	17,973
Investment income due and accrued	1,763	1,772
Federal income taxes	6	—
Net deferred federal income tax asset	3,089	3,235
Other assets	439	437
Separate account assets	22,348	18,420
Total admitted assets	$250,494	$237,038

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$185,946	$180,020
Dividends due to policyholders	1,937	1,854
Interest maintenance reserve	2,283	1,687
Federal income taxes	—	3
Borrowed money	—	52
Asset valuation reserve	4,633	3,424
Derivatives	311	346
Other liabilities	2,262	2,276
Separate account liabilities	22,343	18,067
Total liabilities	219,715	207,729

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	2,000	2,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	28,776	27,306
Total capital and contingency reserves	30,779	29,309
Total liabilities, capital and contingency reserves	$250,494	$237,038

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-89

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2013	2012	2011
REVENUES
Insurance and annuity premiums and other considerations	$14,395	$12,085	$12,703
Annuity dividend additions	1,585	1,312	1,325
Net investment income	11,274	11,042	10,910
Other revenue	242	231	182
Total revenues	$27,496	$24,670	$25,120

BENEFITS AND EXPENSES
Policy and contract benefits	$12,900	$11,733	$11,341
Dividends to policyholders	3,409	3,128	3,082
Increase in policy and contract reserves	5,749	4,604	5,460
Net operating expenses	1,035	922	859
Net transfers to separate accounts	1,879	1,518	1,661
Other benefits and expenses	384	318	53
Total benefits and expenses	$25,356	$22,223	$22,456

Income before federal income taxes and net realized capital gains (losses)	$2,140	$2,447	$2,664
Federal income tax (benefit)	(28)	(11)	(139)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(417)	(416)	(444)
Net income	$1,751	$2,042	$2,359

B-90	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Contingency Reserves	Total
Balance, December 31, 2010	$3	$25,153	$25,156
Net income		2,359	2,359
Net unrealized capital gains on investments		390	390
Change in asset valuation reserve		(802)	(802)
Change in accounting principle		(23)	(23)
Change in surplus of separate accounts		134	134
Change in net deferred income tax		(1,129)	(1,129)
Change in non-admitted assets:
Deferred federal income tax asset		953	953
Other assets		93	93
Balance, December 31, 2011	$3	$27,128	$27,131

Net income		2,042	2,042
Net unrealized capital gains on investments		490	490
Change in asset valuation reserve		(599)	(599)
Change in surplus of separate accounts		64	64
Change in net deferred income tax		(1,119)	(1,119)
Prior year surplus adjustment		(5)	(5)
Change in non-admitted assets:
Deferred federal income tax asset		1,285	1,285
Other assets		20	20
Balance, December 31, 2012	$3	$29,306	$29,309

Net income		1,751	1,751
Net unrealized capital gains on investments		1,193	1,193
Change in asset valuation reserve		(1,209)	(1,209)
Change in surplus of separate accounts		(18)	(18)
Change in net deferred income tax		(1,083)	(1,083)
Change in post-retirement benefit liability		(11)	(11)
Change in non-admitted assets:
Deferred federal income tax asset		937	937
Other assets		(90)	(90)
Balance, December 31, 2013	$3	$30,776	$30,779

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-91

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2013	2012	2011
CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$14,398	$12,084	$12,705
Net investment income	10,770	10,590	10,948
Miscellaneous income	219	199	180
Total Receipts	25,387	22,873	23,833
Policy and contract benefits	12,954	11,722	11,321
Operating expenses	1,276	1,127	853
Dividends paid to policyholders	1,741	1,693	1,709
Federal income tax expense (benefit)	(13)	(16)	(141)
Net transfers to separate accounts	1,505	597	1,666
Total Disbursements	17,463	15,123	15,408
Net cash from operations	7,924	7,750	8,425

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	26,969	26,689	19,042
Stocks	872	843	669
Mortgage loans and real estate	2,131	2,954	2,162
Other invested assets	3,293	2,184	2,197
Miscellaneous proceeds	12	13	66
Cost of investments acquired:
Bonds	32,998	31,963	24,768
Stocks	936	559	486
Mortgage loans and real estate	3,753	2,784	1,922
Other invested assets	3,482	3,472	5,320
Miscellaneous applications	248	270	448
Net cash from investments	(8,140)	(6,365)	(8,808)

CASH FROM FINANCING AND OTHER
Borrowed money	(51)	(757)	(151)
Net deposits on deposit-type contracts funds	70	53	32
Other cash provided (applied)	(122)	403	(266)
Net cash from financing and other	(103)	(301)	(385)
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(319)	1,084	(768)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,681	597	1,365

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$1,362	$1,681	$597

B-92	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America  ■  December 31, 2013

Note 1 – organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2 – significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of mortality tables and contractually guaranteed interest rates.

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Net Income, New York SAP	$1,751	$2,042	$2,359
New York SAP Prescribed Practices:
Additional Reserves for:				.
Term Conversions	2	2	1
Deferred and Payout Annuities issued after 2000	73	63	171
Net Income, NAIC SAP	$1,826	$2,107	$2,531

Capital and Contingency Reserves, New York SAP	$30,779	$29,309	$27,131
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	20	18	16
Deferred and Payout Annuities issued after 2000	3,990	3,917	3,854
Capital and Contingency Reserves, NAIC SAP	$34,789	$33,244	$31,001

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on insurance policies and annuity contracts are accrued as the related earnings emerge from operations under GAAP rather than being accrued in the year when they are declared;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

Intelligent Variable Annuity ■ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•	Impairments on securities other than loan-backed and structured securities due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	The calculation for the post-retirement benefit obligations includes both vested and non-vested employees. Prior to January 1, 2013, non-vested employees were not considered under NAIC SAP;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Declines in fair value of derivatives are recorded through earnings rather than surplus. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met under GAAP. Replication Synthetic Asset Transactions (“RSAT”) are not recognized under GAAP;

•	Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while for statutory purposes, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses.

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain prior year amounts in the financial statements have been reclassified to conform to the 2013 presentation. These reclassifications did not affect the total assets, liabilities, net income or surplus previously reported.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life insurance (and health), annuities and deposit-type contracts and the valuation of deferred tax assets.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

B-94	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, with the intent and ability to hold, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or

Intelligent Variable Annuity ■ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is required.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other Long-term Investments: Other long-term investments primarily include investments in limited partnerships and limited liability companies which are carried at the Company’s percentage of the underlying U.S. GAAP, International Financial Reporting Standard or U.S. Tax basis equity as reflected on the respective entity’s financial statements. The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses impairment information by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The carrying amount of the Company’s investments in surplus notes was $91 million for both years ended December 31, 2013 and 2012.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures and options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of the separate account contract holders.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

B-96	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally a portion of deferred federal income tax (“DFIT”) assets, certain investments in other long-term investments, furniture and equipment, leasehold improvements, and prepaid expenses). The non-admitted portion of the DFIT asset was $8,027 million and $8,964 million at December 31, 2013 and 2012, respectively. Investment related non-admitted assets totaled $187 million and $267 million at December 31, 2013 and 2012, respectively. Other non-admitted assets were $795 million and $625 million at December 31, 2013 and 2012, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

The accumulated depreciation on EDP equipment and computer software was $1,246 million and $1,008 million at December 31, 2013 and 2012, respectively. Related depreciation expenses allocated to TIAA were $77 million, $51 million and $34 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The accumulated depreciation on furniture and equipment and leasehold improvements was $455 million and $444 million at December 31, 2013, and 2012, respectively. Related depreciation expenses allocated to TIAA were $10 million, $18 million and $25 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was not a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5, or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

Intelligent Variable Annuity ■ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

OTTI for non-loan-backed and structured securities, stocks, mortgage loans, real estate and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet, the cash collateral received is invested and reported on the balance sheet and accounted for based on the type of investment. An offsetting liability is reported in “Other liabilities.”

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Application of new accounting pronouncements:

Effective January 1, 2013, the Company adopted SSAP No. 92—Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14. SSAP No. 92 was effective for quarterly and annual reporting periods beginning on or after January 1, 2013 with early adoption permitted. This statement establishes financial accounting and reporting standards for an insurer that offers a defined benefit postretirement plan to its employees. Any unfunded defined benefit amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, is a liability under SSAP No. 5R and shall be reported in the first quarter statutory financial statements after the transition date with a corresponding entry to unassigned funds (surplus). Net periodic pension cost shall include a component for unrecognized prior service cost for non-vested employees beginning in 2013. The Company determined that SSAP No. 92 did not have a material impact.

Effective January 1, 2012, the Company adopted SSAP No. 101—Income Taxes, a Replacement of SSAP No. 10—Income Taxes and SSAP No. 10R—Income Taxes, A Temporary Replacement of SSAP No. 10. For purposes of accounting for federal and foreign income taxes, reporting entities shall adopt FASB Statement No. 109, Accounting for Income Taxes (“FAS 109”) with modifications for state income taxes, the realization criteria for deferred tax assets, and the recording of the impact of changes in deferred tax balances. SSAP No. 101 did not have a material impact on the current and deferred taxes presented under SSAP No. 10R.

Effective January 1, 2013, the Company adopted SSAP No. 103—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 103 was effective for years beginning on and after January 1, 2013 and applied prospectively. Early application is prohibited. This statement must be applied to transfers occurring on or after the effective date. The concept of a qualifying special purpose entity is no longer relevant for statutory accounting purposes. The unit of account for sale treatment is defined to be an entire financial asset or a pro rata participating interest without subordination. The disclosure provisions of this statement are applied to transfers that occurred both before and after the effective date of this statement. SSAP No. 103 did not have an impact on the Company.

B-98	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 3 – long-term bonds, preferred stocks, and common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31, are shown below (in millions):

	2013
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$41,161	$1,841	$(1,169)	$41,833
All Other Governments	3,929	381	(76)	4,234
States, Territories and Possessions	647	23	(15)	655
Political Subdivisions of States, Territories, and Possessions	491	8	(23)	476
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	18,862	1,307	(652)	19,517
Credit Tenant Loans	5,796	365	(92)	6,069
Industrial and Miscellaneous	107,416	6,447	(2,155)	111,708
Hybrids	1,002	60	(16)	1,046
Parent, Subsidiaries and Affiliates	1,817	54	—	1,871
Total Bonds	181,121	10,486	(4,198)	187,409
Preferred Stocks	48	40	—	88
Total Bonds and Preferred Stocks	$181,169	$10,526	$(4,198)	$187,497

	2012
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$41,456	$5,966	$(55)	$47,367
All Other Governments	3,677	802	(3)	4,476
States, Territories and Possessions	491	76	—	567
Political Subdivisions of States, Territories, and Possessions	345	30	—	375
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	20,256	2,398	(16)	22,638
Credit Tenant Loans	5,025	431	(23)	5,433
Industrial and Miscellaneous	99,209	10,556	(1,060)	108,705
Hybrids	1,334	90	(28)	1,396
Parent, Subsidiaries and Affiliates	2,161	75	(2)	2,234
Total Bonds	173,954	20,424	(1,187)	193,191
Preferred Stocks	38	13	—	51
Total Bonds and Preferred Stocks	$173,992	$20,437	$(1,187)	$193,242

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company

Intelligent Variable Annuity ■ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

Based upon the factors above in the Company’s impairment evaluation process, the securities discussed in the following section which were in an unrealized loss position at December 31, 2013 and 2012, were not deemed to be other-than-temporarily impaired.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2013
Loan-backed and structured bonds	$16,499	$(1,026)	$15,473	$5,111	$(565)	$4,546
All other bonds	31,179	(1,995)	29,184	5,485	(702)	4,783
Total bonds	$47,678	$(3,021)	$44,657	$10,596	$(1,267)	$9,329
Unaffiliated common stocks	2	—	2	106	(48)	58
Preferred stocks	—	—	—	5	(1)	4
Total bonds and stocks	$47,680	$(3,021)	$44,659	$10,707	$(1,316)	$9,391

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2012
Loan-backed and structured bonds	$1,719	$(47)	$1,672	$7,887	$(1,131)	$6,756
All other bonds	5,988	(154)	5,834	608	(46)	562
Total bonds	$7,707	$(201)	$7,506	$8,495	$(1,177)	$7,318
Unaffiliated common stocks	138	(22)	116	—	—	—
Preferred stocks	10	(2)	8	—	—	—
Total bonds and stocks	$7,855	$(225)	$7,630	$8,495	$(1,177)	$7,318

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in residential mortgage-backed securities (22%), U.S., Canada and other government (22%) and public utilities (8%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (25%), U.S., Canada and other government (23%), and residential mortgage-backed securities (14%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in U.S., Canada and other government (25%), asset-backed securities (12%) and manufacturing (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (73%) and residential mortgage-backed securities (19%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the cause of the decline is primarily attributable to increased market yields for these particular securities since acquisition caused principally by credit spreads. The Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover and the Company has concluded that these securities are not other–than-temporarily impaired.

B-100	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (dollars in millions):

	December 31, 2013			December 31, 2012
	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$4,724	2.6%	$4,819	$3,923	2.3%	$4,019
Due after one year through five years	20,503	11.3	22,126	20,380	11.6	22,183
Due after five years through ten years	35,068	19.4	35,983	34,773	20.0	38,505
Due after ten years	45,218	25.0	45,939	38,912	22.4	46,050
Subtotal	105,513	58.3	108,867	97,988	56.3	110,757
Residential mortgage-backed securities	47,094	26.0	49,304	51,170	29.5	56,525
Commercial mortgage-backed securities	10,785	5.9	10,821	9,467	5.4	9,328
Asset-backed securities	17,729	9.8	18,417	15,329	8.8	16,581
Subtotal	75,608	41.7	78,542	75,966	43.7	82,434
Total	$181,121	100.0%	$187,409	$173,954	100.0%	$193,191

For the year ended December 31, 2013, the preceding table includes sub-prime mortgage investments totaling $2,988 million under residential mortgage-backed securities. $2,712 million or 91% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2012, the preceding table includes sub-prime mortgage investments totaling $3,126 million under residential mortgage-backed securities. $2,511 million or 80% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Sub-prime securities are backed by loans that are in the riskiest category of loans and are typically sold in a separate market from prime loans.

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2013	2012
Residential mortgage-backed securities	26.0%	29.4%
U.S. and other governments	11.4	12.2
Manufacturing	10.2	9.8
Asset-backed securities	9.8	8.8
Public utilities	8.3	7.7
Commercial mortgage-backed securities	6.0	5.5
Finance and financial services	5.8	5.5
Oil and gas	5.2	5.1
Services	4.2	3.5
Revenue and special obligations	3.3	2.5
Communications	3.1	3.2
Retail and wholesale trade	1.8	1.8
Mining	1.3	1.4
Transportation	1.3	1.3
Real estate investment trusts	1.1	0.9
Other	1.2	1.4
Total	100.0%	100.0%

At December 31, 2013 and 2012, 93.3% and 92.5%, respectively, of the long-term bond portfolio was comprised of investment grade securities (NAIC 1 and 2).

Intelligent Variable Annuity ■ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table presents the Company’s carrying value and estimated fair value for the residential mortgage-backed securities portfolio (“RMBS”) at December 31, (in millions):

	2013		2012
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$46,273	$48,511	$48,144	$53,539
2	377	379	1,640	1,667
3	172	153	985	974
4	135	126	175	154
5	116	112	214	176
6	21	23	12	15
Total	$47,094	$49,304	$51,170	$56,525

With respect to the RMBS in the above table, approximately 99% and 97% were rated investment grade (NAIC 1 and 2) at December 31, 2013 and 2012, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in RMBS. Additionally, the Company continues to manage the RMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the RMBS portfolio as an integral component of its overall asset liability management program.

The following table presents the Company’s carrying value and estimated fair value for the commercial mortgage-backed securities (“CMBS”) portfolio at December 31, (in millions):

	2013		2012
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$9,312	$9,384	$7,301	$7,528
2	271	273	246	230
3	219	212	607	481
4	319	292	585	467
5	469	428	564	409
6	195	232	164	213
Total	$10,785	$10,821	$9,467	$9,328

With respect to the CMBS in the above table, approximately 89% and 80% were rated investment grade (NAIC 1 and 2) and approximately 38% and 66% were issued prior to 2006 (based on carrying value) at December 31, 2013 and 2012, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are bonds with a NAIC designation of 6. The statutory carrying value of these investments and related contractual maturity is listed in the following table at December 31, (in millions):

	2013	2012
Due after one year through five years	$68	$3
Due after ten years	2	2
Subtotal	70	5
Residential mortgage-backed securities	21	12
Commercial mortgage-backed securities	195	164
Asset-backed securities	57	53
Total	$343	$234

Troubled Debt Restructuring: There were no troubled debt restructurings during 2013 or 2012.

Exchanges: During 2013 and 2012, the Company also acquired bonds and stocks through exchanges aggregating $2,623 million and $3,094 million, of which approximately $18 million and $26 million were acquired through non-monetary transactions,

B-102	Statement of Additional Information ■ Intelligent Variable Annuity

continued

respectively. When exchanging securities, the Company generally accounts for assets at fair value unless the exchange was as a result of restricted 144As exchanged for unrestricted securities, which are accounted for at book value.

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

The following table represents OTTI on securities with the intent to sell or the inability to retain for the years ended December 31, (in millions):

	1	OTTI		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized, 2013
a. Intent to sell	$237	$20	$10	$207
b. Inability to retain	—	—	—	—
Total 2013	$237	$20	$10	$207

OTTI recognized, 2012
a. Intent to sell	$743	$98	$130	$515
b. Inability to retain	—	—	—	—
Total 2012	$743	$98	$130	$515

At December 31, 2013, the Company held loan-backed and structured securities with an OTTI recognized during 2013 where the present value of cash flows expected to be collected is less than the amortized cost. See Note 25 for listing of securities.

Other Disclosures: During 2013 and 2012, the Company acquired common stocks from other long term private equity fund investment distributions totaling $51 million and $47 million, respectively.

At December 31, 2013 and 2012, the carrying amount of restricted unaffiliated common stock was $494 million and $516 million, respectively. At December 31, 2013 and 2012, the carrying amount of restricted preferred stock was $5 million and $4 million, respectively. The restrictions include share sales, private sales, general partner approval for sale, contractual restrictions and public or free trade restrictions.

At December 31, 2013 and 2012, the carrying amount of bonds and stocks denominated in a foreign currency was $3,394 million and $3,766 million, respectively. Bonds denominated in foreign currency totaled $1,817 million and $2,120 million at December 31, 2013 and 2012, respectively and represent amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

Note 4 – mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgage loans originated during 2013 ranged from 3.49% to 4.99% and from 3.80% to 5.71% for 2012. The coupon rates for mezzanine mortgage loans originated during 2013 ranged from 5.00% to 6.25% and from 6.75% to 7.96% for 2012.

The maximum percentage of any one loan to the value of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 70% and 98% for commercial loans for the years ended December 31, 2013 and 2012, respectively. In 2012, there was one loan issued with a loan to value of 98% with a value of $64 million at December 31, 2012. The loan is a full recourse construction loan with a committed tenant.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2013 and 2012 have been written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale have been written down to the current fair value of the loan. For impaired mortgage loans where the impairments were deemed to be temporary, an allowance for credit losses has been established.

The following table provides information on impaired loans classified as “Commercial—All Other” with or without allowance for credit losses as of December 31, (in millions):

	Commercial–All Other
	2013	2012	2011
With Allowance for Credit Losses	$—	$—	$—
No Allowance for Credit Losses	$202	$206	$248

Intelligent Variable Annuity ■ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table provides information for investment in impaired loans classified as “Commercial—All Other”—Average Recorded Investment, Interest Income Recognized, Recorded Investment on Nonaccrual Status and Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting as of December 31, (in millions):

	Commercial–All Other
	2013	2012	2011
Average Recorded Investment	$34	$34	$35
Interest Income Recognized	$14	$14	$16
Recorded Investments on Nonaccrual Status	$—	$—	$—
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	$14	$14	$16

The Company had no allowance for credit losses for the years ended December 31, 2013 and 2012, respectively.

2011
Allowance for credit losses (in millions):
Balance at the beginning of the period	$2
Additions charged to surplus	—
Direct write-downs/charges against the allowance	—
Recoveries of amounts previously added to surplus	(2)
Balance at the end of the period	$—

For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan–to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually.

For the agricultural mortgage loan, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are updated quarterly.

Credit quality of commercial and agricultural mortgage loans

The credit quality of commercial and agricultural mortgage loans held-for-investment, were as follows (dollars in millions):

	Recorded Investment
	Loan-to-value Ratios
	> 90%	81% - 90%	70% - 80%	< 70%	Total	% of Total
December 31, 2013:
Debt Service Coverage Ratios:
Greater than 1.20x	$26	$20	$641	$11,955	$12,642	88.4%
1.05x—1.20x	—	—	141	553	694	4.9
Less than 1.05x	42	17	183	262	504	3.5
Agriculture	—	—	—	265	265	1.9
Construction	188	—	—	—	188	1.3
Total	$256	$37	$965	$13,035	$14,293	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans (dollars in millions):

Commercial
	Farm	Insured	All Other	Mezzanine	Total
Year-End 2013
Recorded Investment	$265	$—	$13,543	$485	$14,293
Current
Interest Reduced	$—	$—	$—	$—	$—
Recorded Investment
Number of Loans	—	—	—	—	—
Percent Reduced	—	—	—	—	—

B-104	Statement of Additional Information ■ Intelligent Variable Annuity

continued

		Commercial
	Farm	Insured	All Other	Mezzanine	Total
Year-End 2012
Recorded Investment
Current	$265	$—	$12,511	$225	$13,001
Interest Reduced
Recorded Investment	$—	$—	$363	$—	$363
Number of Loans	—	—	3	—	3
Percent Reduced	—	—	0.86%	—	0.86%

Year-End 2011
Recorded Investment
Current	$265	$—	$12,729	$187	$13,181
Interest Reduced
Recorded Investment	$—	$—	$216	$—	$216
Number of Loans	—	—	2	—	2
Percent Reduced	—	—	1.14%	—	1.14%

Mortgage Loan Diversification: The following tables set forth the commercial mortgage loan portfolio by property type and geographic distribution (dollars in millions):

	Commercial Mortgage Loans by Property Type
	December 31, 2013		December 31, 2012
	Carrying Value	% of Total	Carrying Value	% of Total
Shopping centers	$4,854	34.1%	$4,278	33.0%
Office buildings	4,774	33.5	4,288	33.1
Industrial buildings	2,068	14.5	2,118	16.4
Apartments	1,825	12.8	1,423	11.0
Land	265	1.9	265	2.0
Mixed use	259	1.8	264	2.0
Hotel	161	1.1	164	1.3
Other	40	0.3	156	1.2
Total	$14,246	100.0%	$12,956	100.0%

	Commercial Mortgage Loans by Geographic Distribution
	December 31, 2013		December 31, 2012
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$3,389	23.7%	$3,312	25.6%
South Atlantic	3,202	22.5	2,908	22.4
Middle Atlantic	2,848	20.0	2,373	18.3
South Central	2,486	17.5	2,199	17.0
North Central	1,223	8.6	1,209	9.3
Mountain	522	3.7	361	2.8
New England	263	1.8	230	1.8
Other	313	2.2	364	2.8
Total	$14,246	100.0%	$12,956	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

Pacific states are AK, CA, HI, OR and WA

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Middle Atlantic states are PA, NJ and NY

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY

Other comprises investments in Australia and Canada.

Intelligent Variable Annuity ■ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, 2013 and 2012, approximately 16.9% and 18.9% of the mortgage loan portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2013 and 2012, approximately 15.9% and 15.3% of the mortgage loan portfolio, respectively, was invested in Texas and is included in the South Central region shown above.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans were as follows (dollars in millions):

	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$801	5.6%	$804	6.2%
Due after one year through five years	4,938	34.7	6,013	46.4
Due after five years through ten years	5,893	41.4	4,505	34.8
Due after ten years	2,614	18.3	1,634	12.6
Total	$14,246	100.0%	$12,956	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2013 or 2012. When restructuring mortgage loans, the Company generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more than 180 days past due at December 31, 2013 or 2012.

During 2013, the Company did not reduce interest rates on any outstanding commercial loans.

During 2012, the Company reduced interest rates on three outstanding commercial loans. The first loan changed from 5.40% to 4.50% from November 1, 2012 through maturity on November 1, 2015. The other two loans changed from 7.50% to 6.69% from August 3, 2012 through maturity on January 1, 2019. The recorded investment excluding accrued interest of these loans was $363 million at December 31, 2012.

The Company did not have any taxes, assessments or amounts advanced that were not included in the mortgage loan totals for the years ended December 31, 2013 and 2012.

The Company has no reverse mortgages as of December 31, 2013 or 2012.

Mortgage loans of $53 million and $13 million at December 31, 2013 and 2012, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

For the years ended December 31, 2013 and 2012, the carrying values of mortgage loans denominated in foreign currency were $313 million and $281 million, respectively.

The Company does not hold sub-prime mortgages in the commercial mortgage portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5 – real estate

At December 31, 2013 and 2012, the Company’s directly owned real estate investments of $1,812 million and $1,623 million, respectively, were carried net of third party mortgage encumbrances. There were no third party mortgage encumbrances as of December 31, 2013 and 2012.

The carrying values of the directly owned real estate portfolio were diversified by property type and geographic region at December 31 as follows (dollars in millions):

	Directly Owned Real Estate by Property Type
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$696	38.4%	$836	51.5%
Industrial buildings	639	35.3	501	30.9
Mixed-use projects	188	10.4	95	5.9
Apartments	160	8.8	59	3.6
Retail	112	6.2	114	7.0
Land under development	17	0.9	18	1.1
Total	$1,812	100.0%	$1,623	100.0%

B-106	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	Directly Owned Real Estate by Geographic Region
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$971	53.6%	$605	37.3%
South Atlantic	683	37.7	699	43.1
Middle Atlantic	96	5.3	203	12.5
South Central	62	3.4	116	7.1
Total	$1,812	100.0%	$1,623	100.0%

At December 31, 2013 and 2012, approximately 32.5% and 19.4% of the real estate portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2013 and 2012, approximately 16.4% and 18.5% of the real estate portfolio, respectively, was invested in Virginia and is included in the South Atlantic region shown above.

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

OTTI for directly owned real estate investments for the years ended December 31, 2013, 2012 and 2011 were $0, $17 million and $2 million, respectively and these amounts are included in the impairment table in Note 9. The OTTI during 2012 was for directly owned industrial properties in the states of Illinois and Texas and directly owned land in the State of Georgia. $13 million of OTTI during 2012 was a result of the Company’s intent to sell. The impairments were a result of unfavorable market conditions. The OTTI during 2011 was for directly owned land in California. The impairments are included in net realized capital losses in the statutory-basis statements of operations.

As of December 31, 2013 and 2012, $0 and $31 million, respectively, of the Company’s real estate investments were classified as held for sale. For the year ended December 31, 2013 and 2012, the Company recognized a net realized gain on real estate sold of $30 million and $84 million, respectively. The gains are included in net realized capital gains (losses) in the statutory-basis statements of operations.

Depreciation expense on directly owned real estate investments for the years ended December 31, 2013, 2012 and 2011, was $51 million, $53 million and $54 million, respectively. The amount of accumulated depreciation at December 31, 2013, 2012 and 2011 was $362 million, $337 million and $478 million, respectively.

There were no real estate properties acquired via the assumption or in satisfaction of debt during 2013, 2012 or 2011.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

As of December 31, 2013, the Company does not have any low income housing tax credits.

Note 6 – subsidiaries and affiliates

The Company holds interests in certain subsidiaries and affiliates that are primarily involved in the ownership and management of investments for the Company. The carrying value, OTTI and net investment income of investment subsidiaries and affiliates at December 31 are shown below (in millions):

	2013	2012	2011
Net carrying value of investment subsidiaries and affiliates
Reported as common stock	$633	$1,517	$1,901
Reported as other long-term investments	10,884	8,915	7,532
Total net carrying value	$11,517	$10,432	$9,433

OTTI	$7	$9	$30
Net investment income (distributed from investment subsidiaries and affiliates)	$589	$460	$255

The larger investment subsidiaries and affiliates, included in the above table, are TIAA Global Public Investments, LLC, T-C GA RE Holdings, LLC, Covariance Capital Management Series, LLC (“CCMS 1”), Ceres Agricultural Properties, LLC, TIAA Oil & Gas Investments, LLC, Infra Alpha, LLC, ND Properties, Inc. and TIAA Super Regional Mall Member Sub, LLC.

Intelligent Variable Annuity ■ Statement of Additional Information	B-107

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The carrying value, OTTI and net investment income of operating subsidiaries and affiliates at December 31 are shown below (in millions):

	2013	2012	2011
Net carrying value of operating subsidiaries and affiliates
Reported as common stock	$814	$695	$478
Reported as other long-term investments	1,119	808	623
Total net carrying value	$1,933	$1,503	$1,101

OTTI	$138	$75	$94
Net investment income (distributed from operating subsidiaries and affiliates)	$7	$1	$1

The Company’s operating subsidiaries and affiliates primarily consist of, TIAA Global Ag Holdco, LLC, TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), TCT Holdings, Inc., Oleum Holding Company, Inc., TIAA-CREF Asset Management LLC, TIAA Emerging Markets Debt Fund, TIAA-CREF Individual & Institutional Services, LLC and TIAA-CREF Asset Management Distressed Opportunities Fund, LP.

The 2013 and 2012 OTTI relates to a decline in the fair value of subsidiaries and affiliates for which the carrying value is not expected to recover. Fair value of subsidiaries and affiliates is generally determined using the net asset value of the underlying financial statements at the measurement date.

The Company held bonds of affiliates at December 31, 2013 and 2012 for $1,817 million and $2,161 million, respectively. One hundred percent (100%) and ninety eight percent (98%) of these affiliated bonds were issued by ND Properties, Inc. at December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, no investment in a subsidiary or affiliate exceeded 10% of the Company’s admitted assets and the Company does not have any investment in foreign insurance subsidiaries. For the years ended December 31, 2013, 2012 and 2011, the Company did not have any related party transactions which exceeded one-half of 1% of the Company’s admitted assets.

As of December 31, 2013 and December 31, 2012, the net amount due from subsidiaries and affiliates was $235 million and $184 million, respectively. The net amounts due are generally settled on a daily basis except for TIAA Realty, Inc., ND Properties, Inc., Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Tuition Financing, Inc. (“TFI”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), and TIAA-CREF Asset Management LLC which are settled monthly.

The Company discloses contingencies and guarantees related to subsidiaries and affiliates in Note 22.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach. The financial statements for the downstream non-insurance holding companies listed in the table below are not audited and the Company has limited the value of its investment in these noninsurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

The following table summarizes the Company’s carrying value in each such downstream non-insurance holding company as of December 31, (in millions):

Subsidiary	2013	2012
TIAA Oil & Gas Investments, LLC	$910	$550
Infra Alpha, LLC	637	298
TIAA Global Ag Holdco, LLC	525	289
TIAA Super Regional Mall Member Sub, LLC	430	217
Occator Agricultural Properties, LLC	417	211
Dionysus Properties, LLC	373	432
Mansilla Participacoes LTDA	317	349
TIAA Infrastructure Investments, LLC	171	31
TIAA-CREF Asset Management LLC	122	105
T-C 685 Third Avenue Member, LLC	121	107
T-C SBMC Joint Venture, LLC	60	—
TIAA Stonepeak Investments I, LLC	44	70

B-108	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Subsidiary	2013	2012
Broadleaf Timberland Investments, LLC	$30	$—
T-C SMA II, LLC	29	26
TIAA-CREF Redwood, LLC	26	29
TIAA SynGas, LLC	22	20
Almond Processors, LLC	21	19
TIAA GTR Holdco, LLC	11	—
T-C SMA III, LLC	8	8
TIAA-CREF LPHC, LLC	2	—
730 Texas Forest Holdings, Inc.	1	1
TIAA Union Place Phase I, LLC	—	73
TIAA Stonepeak Investments II, LLC	—	3
Total	$4,277	$2,838

Note 7 – other long-term investments

The components of the Company’s carrying value in other long-term investments at December 31 were (in millions):

	2013	2012
Unaffiliated other invested assets	$7,966	$8,710
Affiliated other invested assets	12,003	9,185
Other long-term assets	90	78
Total other long-term investments	$20,059	$17,973

As of December 31, 2013, unaffiliated other invested assets of $7,966 million includes $7,403 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $563 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2013, affiliated other invested assets of $12,003 million includes investments in securities related holdings of $3,680 million, investments in agriculture and timber related holdings of $3,152 million, investments in real estate related holdings of $2,761 million and investments in energy and infrastructure of $1,891 million. The remaining $519 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

As of December 31, 2012, unaffiliated other invested assets of $8,710 million includes $7,611 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $1,099 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2012, affiliated other invested assets of $9,185 million includes investments in agriculture and timber related holdings of $2,659 million, investments in real estate related holdings of $2,163 million, investments in energy and infrastructure of $971 million and investments in securities related holdings of $3,034 million. The remaining $358 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

For the years ended December 31, 2013, 2012 and 2011, OTTI in other long-term investments for which the carrying value is not expected to be recovered were $178 million, $129 million and $233 million, respectively.

For the years ended December 31, 2013 and 2012, other long-term investments denominated in foreign currency were $1,739 million and $1,733 million, respectively.

Note 8 – investments commitments

The outstanding obligation for future investments at December 31, 2013, is shown below by asset category (in millions):

	2014	2015	In later years	Total Commitments
Bonds	$582	$58	$8	$648
Stocks	14	10	21	45
Mortgage loans	895	—	—	895
Real Estate	19	—	—	19
Other long-term investments	1,495	1,005	2,059	4,559
Total	$3,005	$1,073	$2,088	$6,166

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate commitments and mortgage commitments is generally contingent upon the underlying properties meeting specified requirements,

Intelligent Variable Annuity ■ Statement of Additional Information	B-109

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

including construction, leasing and occupancy. Due to the Company’s due diligence in closing mortgage commitments, there is a lag between commitment and closing. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9 – investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$9,206	$9,391	$9,462
Stocks	61	82	27
Mortgage loans	772	796	810
Real estate	203	244	234
Derivatives	(8)	23	10
Other long-term investments	1,430	960	775
Cash, cash equivalents and short-term investments	7	3	3
Total gross investment income	11,671	11,499	11,321
Less investment expenses	(542)	(574)	(551)
Net investment income before amortization of IMR	11,129	10,925	10,770
Plus amortization of IMR	145	117	140
Net investment income	$11,274	$11,042	$10,910

The total due and accrued income excluded from net income was $1 million each for the years ended December 31, 2013, 2012 and 2011.

Future minimum rental income expected to be received over the next five years under existing real estate leases in effect as of December 31, 2013 (in millions):

	2014	2015	2016	2017	2018	Total
Future rental income	$107	$98	$88	$76	$62	$431

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$604	$163	$422
Stocks	(50)	89	40
Mortgage loans	—	13	28
Real estate	30	68	15
Derivatives	(24)	(61)	(236)
Other long-term investments	(115)	(122)	(200)
Cash, cash equivalents and short-term investments	(121)*	9	(16)
Total before capital gains taxes and transfers to IMR	324	159	53
Transfers to IMR	(741)	(575)	(497)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(417)	$(416)	$(444)

*	The realized loss is discussed further in Note 22 – TIAA Global Markets, Inc. Dissolution.

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31, (in millions):

	2013	2012	2011
Other-than-temporary impairments:
Bonds	$281	$643	$509
Stocks	77	52	8
Mortgage loans	—	13	3
Real estate	—	17	2
Derivatives	—	8	—
Other long-term investments	178	129	233
Total	$536	$862	$755

B-110	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2013, 2012 and 2011 were $8,949 million, $11,211 million and $8,011 million, respectively. Gross gains of $948 million, $917 million and $973 million and gross losses, excluding impairments considered to be other-than-temporary of $74 million, $155 million and $42 million were realized during 2013, 2012 and 2011, respectively.

The Company has no contractual commitments to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated cases in the course of asset management activities, a security may be sold and repurchased in whole or in part within thirty days of the sale. There were no securities with a NAIC designation of 3 or below, or unrated, that were sold and reacquired within 30 days of the sale date during 2013 and 2012.

The details by NAIC designation 3 or below securities sold during the year ended December 31, 2011 and reacquired within 30 days of the sale date are (dollars in million):

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
NAIC 3	5	$5	$5	$—
NAIC 4	3	$4	$4	$—

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) in investments, resulting in a net increase (decrease) in the carrying value of investments for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$138	$172	$(21)
Stocks	123	18	99
Mortgage loans	(21)	(13)	(36)
Derivatives	(9)	(109)	210
Other long-term investments	962	422	138
Total	$1,193	$490	$390

Note 10 – securitizations

When the Company sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities (“SPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs during 2013 or 2012. Teachers Advisors, Inc. (“Advisors”), an indirect subsidiary of TIAA, provides investment advisory services for most assets previously securitized by the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-111

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following sensitivity analysis represents changes in the fair value of the securitized assets. The following table as of December 31, 2013 summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2001 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2001	Bonds	$1	$5	(a)	$—	$—
2007	Mortgages	19	18	(b)	1	3
	Total	$20	$23		$1	$3

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2013 was as follows:

a)	The retained interests securitized in 2001 were valued using an independent third-party pricing service. The third-party pricing levels imply a yield rate of 4.70%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

b)	The retained interests securitized in 2007 were valued using an independent third-party pricing service. The third-party pricing levels implied yields for the securities ranging from 6.65% to 31.01%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11 – disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2013 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$187,409	$181,121	$—	$182,835	$4,574	$—
Common Stock	1,228	1,228	663	33	532	—
Preferred Stock	88	48	42	23	23	—
Mortgage Loans	14,823	14,246	—	—	14,823	—
Derivatives	83	60	—	68	15	—
Contract Loans	1,466	1,466	—	—	1,466	—
Separate Accounts	22,349	22,348	6,615	3,344	12,390	—
Cash, Cash Equivalents and Short Term Investments	1,362	1,362	1,078	284	—	—
Total	$228,808	$221,879	$8,398	$186,587	$33,823	$—

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continued

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$853	$853	$—	$—	$853	$—
Separate account	22,343	22,343	—	—	22,343	—
Derivatives	330	311	—	330	—	—
Total	$23,526	$23,507	$—	$330	$23,196	$—

The following table provided information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2012 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$193,191	$173,954	$73	$177,418	$15,700	$—
Common Stock	1,178	1,178	619	—	559	—
Preferred Stock	51	38	13	24	14	—
Mortgage Loans	14,228	12,956	—	—	14,228	—
Derivatives	123	96	—	104	19	—
Contract Loans	1,358	1,358	—	—	1,358	—
Separate Accounts	18,425	18,420	4,591	2,707	11,127	—
Cash, Cash Equivalents and Short Term Investments	1,681	1,681	1,126	37	518	—
Total	$230,235	$209,681	$6,422	$180,290	$43,523	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$765	$765	$—	$—	$765	$—
Separate account	18,067	18,067	—	—	18,067	—
Derivatives	372	346	—	372	—	—
Total	$19,204	$19,178	$—	$372	$18,832	$—

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2013 and 2012. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Assets and liabilities measured and reported at fair value

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2013
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$176	$116	$292
Total Bonds	$—	$176	$116	$292
Common Stock
Industrial and Miscellaneous	$663	$33	$532	$1,228
Total Common Stocks	$663	$33	$532	$1,228
Total Preferred Stocks	$—	$—	$3	$3
Derivatives:
Foreign Exchange Contracts	$—	$36	$—	$36
Interest Rate Contracts	—	19	—	19
Credit Default Swaps	—	2	—	2
Total Derivatives	$—	$57	$—	$57
Separate Accounts assets, net	$6,605	$3,120	$12,390	$22,115
Total assets at fair value	$7,268	$3,386	$13,041	$23,695

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$200	$—	$200
Interest Rate Contracts	—	1	—	1
Credit Default Swaps	—	30	—	30
Total liabilities at fair value	$—	$231	$—	$231

	2012
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$23	$322	$345
Total Bonds	$—	$23	$322	$345
Common Stock
Industrial and Miscellaneous	$619	$—	$559	$1,178
Total Common Stocks	$619	$—	$559	$1,178
Total Preferred Stocks	$—	$—	$8	$8
Derivatives:
Foreign Exchange Contracts	$—	$56	$—	$56
Interest Rate Contracts	—	31	—	31
Credit Default Swaps	—	2	—	2
Total Derivatives	$—	$89	$—	$89
Separate Accounts assets, net	$4,584	$2,570	$11,122	$18,276
Total assets at fair value	$5,203	$2,682	$12,011	$19,896

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$198	$—	$198
Credit Default Swaps	—	44	—	44
Total liabilities at fair value	$—	$242	$—	$242

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continued

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange listed equities and public real estate investment trusts.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

There were no transfers of common stock between Level 1 and Level 2 during 2013 or 2012.

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2013 (in millions):

	Beginning Balance at 01/01/2013	Transfers into Level 3		Transfers out of Level 3		Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases		Issuances (Sales)	Settlements		Ending Balance at 12/31/2013
Bonds	$322	$29	[a]	$(250)	[b]	$(12)	$32	$1		$—	$(6)		$116
Common Stock	559	19	[c]	—		(36)	(42)	38		(6)	—		532
Preferred Stock	8	—		(5)	[d]	—	—	—		—	—		3
Separate Account	11,122	—		—		(13)	1,065	(55)	[e]	(436)	707	[e]	12,390
Total	$12,011	$48		$(255)		$(61)	$1,055	$(16)		$(442)	$701		$13,041

(a)	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. The pricing information used in the valuation of these securities was not readily observable in the market.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(c)	The Company transferred common stocks into Level 3 due to the significance of unobservable market data used in the valuation of these securities.
(d)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(e)	Purchases and settlements include refinancing and loan settlement activity on mortgage loans for real estate purchased in prior periods.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2012 (in millions):

	Beginning Balance at 01/01/2012	Transfers into Level 3		Transfers out of Level 3		Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2012
Bonds	$457	$207	[a]	$(353)	[b]	$(52)	$49	$28	$(6)	$(8)	$322
Common Stock	371	154	[c]	(68)	[d]	(36)	129	9	—	—	559
Preferred Stock	1	9	[e]	—		(2)	—	—	—	—	8
Separate Account	9,925	—		—		(116)	965	1,378	(685)	(345)	11,122
Total	$10,754	$370		$(421)		$(206)	$1,143	$1,415	$(691)	$(353)	$12,011

(a)	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. The pricing information used in the valuation of these securities was not readily observable in the market.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2012.
(c)	The Company transferred common stocks into Level 3 due the significance of unobservable market data used in the valuation of these securities.
(d)	The Company transferred common stocks out of Level 3 due to the availability of observable or corroborated by market data at fair value as of December 31, 2012.
(e)	The Company transferred preferred stocks into Level 3 which were not previously measured and reported at fair value primarily due to the decrease in NAIC rating to 4, 5 or 6.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Characteristics of items being measured for Level 2 and Level 3:

Bonds Level 2 and Level 3:

As of December 31, 2013, the reported fair value of bonds in Level 2 and Level 3 was $292 million, representing 65 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

63 of the 65 bonds reported at fair value are categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 40 bonds with a fair value of $241 million are collateralized by commercial mortgage loans, 21 bonds with a fair value of $22 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $25 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.28%.

The remaining 2 bonds reported at fair value are categorized as Corporate securities and have a fair value of $4 million.

As of December 31, 2012, the reported fair value of bonds in Level 2 and Level 3 was $345 million, representing 80 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

The 80 bonds reported at fair value are all categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 52 bonds with a fair value of $273 million are collateralized by commercial mortgage loans, 26 bonds with a fair value of $48 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $24 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.33%.

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continued

Common Stocks Levels 2 and Levels 3:

As of December 31, 2013, the reported fair value of common stocks in Level 2 and Level 3 was $565 million representing 22 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30.

Of the 22 common stocks, 6 common stocks with a fair value of $33 million were in Level 2 and 16 common stocks with a fair value of $532 million were reported in Level 3. Out of the 22 common stocks, 19 common stocks with a fair value of $553 million have a pricing method where the rate was determined by the reporting entity, and 3 common stocks with a fair value of $12 million have a pricing method where the rate is determined by a stock exchange.

As of December 31, 2012, the reported fair value of common stocks in Level 2 and Level 3 was $559 million representing 16 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30.

Of the 16 common stocks, 15 common stocks with a fair value of $559 million were reported in Level 3. Out of the 15 common stocks, 10 common stocks with a fair value of $277 million have a pricing method where the price per share is determined by the reporting entity; and 5 common stocks with a fair value of $282 million have a pricing method where the unit price is published by the NAIC Securities Valuation Office.

Preferred Stocks Level 3:

As of December 31, 2013, the reported fair value of preferred stocks in Level 3 was $3 million, representing 1 individual preferred stock with a pricing method where the price per share is determined by the reporting entity. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

As of December 31, 2012, the reported fair value of preferred stocks in Level 3 was $8 million, representing 2 individual preferred stocks. 1 preferred stock with a fair value of $4 million has a pricing method where the price per share is determined by the reporting entity; and 1 preferred stock with a fair value of $4 million has a pricing method where the unit price is published by the NAIC Securities Valuation Office. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2013 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs		Weighted Average
Fixed Maturity Bonds:
RMBS	$9	Discounted Cash Flow	Discount Rate	5.8% – 17.4%		10.5%
		Market Comparable	Credit Analysis/Market Comparable	$2.85 – $100.50		$52.83
CMBS	$79	Discounted Cash Flow	Discount Rate	9.7% – 68.1%		26.9%
		Market Comparable	Credit Analysis/Market Comparable	$9.64 – $65.00		$26.85
ABS	$25	Market Comparable	Credit Analysis/Market Comparable	$99.00		$99.00
Corporate	$3	Enterprise Value	Book Value Multiple	1.5x		1.5x
Equity Securities:
Common Stock	$532	Equity Method	Book Value Multiple	1.1x – 2.8x		1.2x
		Market Comparable	EBITDA	6.4x – 12.2x		9.6x
			Book Value Multiple	0.0x – 1.2x		0.6x
Preferred Stock	$3	Market Comparable	Book Value Multiple	0.9x		0.9x
Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs		Weighted Average
Separate Account Assets:
Real Estate Properties and Real Estate Joint Ventures	$14,307
Office Properties		Income Approach—Discounted cash flow	Discount Rate	6.0	% –9.5%	7.0%
			Terminal Capitalization Rate	5.0	% –8.3%	5.9%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.8	% –8.3%	5.6%
Industrial Properties		Income Approach—Discounted cash flow	Discount Rate	6.7	% –10.0%	7.4%
			Terminal Capitalization Rate	5.5	% –8.0%	6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.8	% –8.3%	5.6%

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Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Residential Properties		Income Approach—Discounted cash flow	Discount Rate	6.0% –8.0%	6.6%
			Terminal Capitalization Rate	4.3% –6.3%	5.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% –5.8%	4.4%
Retail Properties		Income Approach—Discounted cash flow	Discount Rate	6.0% –13.0%	7.5%
			Terminal Capitalization Rate	5.3% –12.5%	6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5% –12.0%	5.7%

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage Loans Payable	$(2,279)
Office and Industrial Properties		Discounted Cash Flow	Loan to Value Ratio	38.7% – 57.3%	45.2%
			Equivalency Rate	2.2% – 4.8%	3.9%
		Net Present Value	Loan to Value Ratio	38.7% – 57.3%	45.2%
			Weighted Average Cost of Capital Risk Premiums	1.5% – 2.9%	1.9%
Residential Properties		Discounted Cash Flow	Loan to Value Ratio	34.8% – 61.5%	47.4%
			Equivalency Rate	2.6% – 4.4%	3.8%
		Net Present Value	Loan to Value Ratio	34.8% – 61.5%	47.4%
			Weighted Average Cost of Capital Risk Premiums	1.4% – 3.2%	2.1%
Retail Properties		Discounted Cash Flow	Loan to Value Ratio	26.5% – 130.7%	59.9%
			Equivalency Rate	2.4% – 7.4%	4.3%
		Net Present Value	Loan to Value Ratio	26.5% – 130.7%	59.9%
			Weighted Average Cost of Capital Risk Premiums	0.9% – 13.8%	4.5%
Limited Partnerships	$362	Net Asset Value	Net Asset Value (a)

(a)	The range has not been disclosed due to the wide range of possible values given the diverse nature of the underlying investments.

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The Risk Management Valuation group, which reports to the Chief Credit Risk Officer, sets the valuation policies for fixed income and equity securities and is responsible for the determination of fair value.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, external appraiser whose appraisals are reviewed by the Company’s internal appraisal staff and by the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

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continued

Mortgage loans payable are valued internally by the Company’s internal valuation department, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market, and the credit quality of the Real Estate Account.

Note 12 – restricted assets

The following table provides information on amounts and the nature of any assets pledged to others as collateral or otherwise restricted by the Company.

Restricted Assets at December 31, 2013 (dollars in millions):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease (5 minus 6))	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$471	$—	$—	$—	$471	$440	$31	$471	0.182%	0.188%
On deposit with states	7	—	—	—	7	7	—	7	0.003	0.003
Pledged as collateral not captured in other categories	113	—	—	—	113	150	(37)	113	0.044	0.045
Total restricted assets	$591	$—	$—	$—	$591	$597	$(6)	$591	0.229%	0.236%

Detail of assets pledged as collateral not captured in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate).

	Gross Restricted
	Current Year (in millions)								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivative Collateral	$113	$—	$—	$—	$113	$92	$21	$113	0.044%	0.045%
Term Asset-Backed Securities Loan Facility	—	—	—	—	—	58	(58)	—	—	—
Total	$113	$—	$—	$—	$113	$150	$(37)	$113	0.044%	0.045%

Note 13 – derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group. Additional information related to derivatives may also be found in Note 11, Disclosures about Fair Value of Financial Instruments.

Intelligent Variable Annuity ■ Statement of Additional Information	B-119

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, have been put in place with thirteen of the Company’s seventeen derivative OTC-bilateral counterparties. The CSA’s allow TIAA’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2013, TIAA held cash collateral of $8 million from its counterparties. The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2013, the Company pledged cash collateral or margin of $90 million and securities collateral or margin of $23 million to its counterparties.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating were to fall below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination would require immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2013 is $214 million for which the Company has posted collateral of $82 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss as of December 31, 2013, from foreign currency swap contracts that do not qualify for hedge accounting treatment was $28 million. The net realized loss for the year ended December 31, 2013, from all foreign currency swap contracts was $28 million.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the value of the contracts related to foreign currency exchange rates are recognized as unrealized gains or losses. A foreign exchange premium or (discount) is recorded at the time a contract is opened, based on the difference between the forward exchange rate and the spot rate. The Company amortizes the foreign exchange premium/(discount) into investment income over the life of the forward contract or at the settlement date, if the forward contract is less than a year. The net unrealized loss for the year ended December 31, 2013, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $2 million. The net realized loss for the year ended December 31, 2013, from all foreign currency forward contracts was $11 million.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss for the year ended December 31, 2013, from interest rate swap contracts that do not qualify for hedge accounting treatment was $14 million. The net realized gain for the year ended December 31, 2013, from all interest rate swap contracts was $0.5 million.

Exchange Traded Interest Rate Futures: The Company enters into interest rate futures contracts as a hedge against the effect of interest rate fluctuations on certain fixed interest rate bonds. These contracts are designed as economic hedges and allow the Company to manage changes, due to interest rates, in the value of securities that it owns. This type of derivative instrument is exposed to market risk and is traded with regulated futures commission merchants who are members of a trading exchange. The interest rate futures contracts are initially carried at the amount of cash margin deposits outstanding, with subsequent changes in variation margin recognized in unrealized gains or unrealized losses. The net realized gain for the year ended December 31, 2013 from all interest rate futures contracts was $14 million.

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The

B-120	Statement of Additional Information ■ Intelligent Variable Annuity

continued

net unrealized gain for the year ended December 31, 2013, from purchased credit default swap contracts that do not qualify for hedge accounting treatment was $11 million. The net realized gain for the year ended December 31, 2013 from all purchased credit default swap contracts was $0.2 million.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer. The net realized gain for the year ended December 31, 2013 from all written credit default swap contracts was $0.6 million.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. The Company has written contracts on the “Super Senior” (60% to 100%) tranche of the Dow Jones North American Investment Grade Index Series 7 and 9 (DJ.NA.IG.7 and DJ.NA.IG.9, respectfully), whereby the Company is obligated to perform should the default rates of each index exceed 60%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2013 Impairment
DJ Investment Grade Index—Series 7 & 9
Super Senior Tranche 60%-100%	2–4 years	$2,574	0.24%	$15	—

The following table contains information related to Replication positions where Credit Default Swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2013 Impairment
Corporate	0–2 years	$636	0.85%	$5	$—
Corporate	2–5 years	40	1.00%	—	—
Corporate	5–8 years	35	4.43%	5	—
Sovereign	0–2 years	62	1.00%	1	—
Sovereign	2–5 years	80	1.00%	(1)	—
Total		$853		$10	$—

Intelligent Variable Annuity ■ Statement of Additional Information	B-121

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

RSAT NAIC Designation	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
1 Highest Quality	Tranche	$2,574	$15	$2,717	$2,732
	Corporate	561	5	548	553
	Sovereign	55	—	54	54
	Subtotal	3,190	20	3,319	3,339
	Tranche	—	—	—	—
2 High Quality	Corporate	85	1	86	87
	Sovereign	77	(1)	71	70
	Subtotal	162	—	157	157
3 Medium Quality	Tranche	—	—	—	—
	Corporate	35	—	43	43
	Sovereign	10	—	10	10
	Subtotal	45	—	53	53
4 Low Quality	Tranche	—	—	—	—
	Corporate	30	5	30	35
	Sovereign	—	—	—	—
	Subtotal	30	5	30	35
Total		$3,427	$25	$3,559	$3,584

A summary of derivative asset and liability positions by carrying value, held by the Company, including notional amounts, carrying values and estimated fair values, appears below (in millions):

		December 31, 2013			December 31, 2012
		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign Currency Swap Contracts	Assets	$354	$34	$34	$759	$55	$56
	Liabilities	2,403	(268)	(291)	2,485	(292)	(322)
	Subtotal	2,757	(234)	(257)	3,244	(237)	(266)
Foreign Currency Forward Contracts	Assets	191	2	2	93	1	1
	Liabilities	331	(7)	(7)	184	(4)	(4)
	Subtotal	522	(5)	(5)	277	(3)	(3)
Interest Rate Swap Contracts	Assets	291	19	19	351	32	32
	Liabilities	55	(1)	(1)	—	—	—
	Subtotal	346	18	18	351	32	32
Credit Default Swap Contracts—RSAT	Assets	3,290	3	26	3,460	6	32
	Liabilities	137	(5)	(1)	112	(6)	(2)
	Subtotal	3,427	(2)	25	3,572	—	30
Credit Default Swap Contracts (Purchased Default Protection)	Assets	98	2	2	83	2	2
	Liabilities	1,418	(30)	(30)	1,743	(44)	(44)
	Subtotal	1,516	(28)	(28)	1,826	(42)	(42)
Total	Assets	4,224	60	83	4,746	96	123
	Liabilities	4,344	(311)	(330)	4,524	(346)	(372)
	Total	$8,568	$(251)	$(247)	$9,270	$(250)	$(249)

For the twelve months ended December 31, 2013, there were no impairments of derivative positions. For the twelve months ended December 31, 2013, the average fair value of derivatives used for other than hedging purposes, which is the derivative component of RSATs, was $27.9 million in assets.

B-122	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The table below illustrates the Fair Values of Derivative Instruments in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Hedging instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
Qualifying Hedge Relationships	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV
Foreign Currency Swaps	Derivatives	$—	Derivatives	$1	Derivatives	$(98)	Derivatives	$(128)
Total Qualifying Hedge Relationships		—		1		(98)		(128)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Derivatives	19	Derivatives	32	Derivatives	(1)	Derivatives	—
Foreign Currency Swaps	Derivatives	34	Derivatives	55	Derivatives	(193)	Derivatives	(194)
Foreign Currency Forwards	Derivatives	2	Derivatives	1	Derivatives	(7)	Derivatives	(4)
Purchased Credit Default Swaps	Derivatives	2	Derivatives	2	Derivatives	(30)	Derivatives	(44)
Total Non-qualifying Hedge Relationships		57		90		(231)		(242)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Derivatives	26	Derivatives	32	Derivatives	(1)	Derivatives	(2)
Total Derivatives used for other than Hedging Purposes		26		32		(1)		(2)
Total Derivatives		$83		$123		$(330)		$(372)

The table below illustrates the Effect of Derivative Instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Effect of Derivative Instruments
	December 31, 2013		December 31, 2012
Qualifying Hedge Relationships	Income Statement Location	Realized Gain (Loss)	Income Statement Location	Realized Gain (Loss)
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	$(3)	Net Realized Capital Gain (Loss)	$(36)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Total Qualifying Hedge Relationships		(3)		(36)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	(25)	Net Realized Capital Gain (Loss)	(41)
Foreign Currency Forwards	Net Realized Capital Gain (Loss)	(11)	Net Realized Capital Gain (Loss)	7
Purchased Credit Default Swaps	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	(1)
Interest Rate Futures Contracts	Net Realized Capital Gain (Loss)	14	Net Realized Capital Gain (Loss)	—
Total Non-qualifying Hedge Relationships		(22)		(35)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Net Realized Capital Gain (Loss)	1	Net Realized Capital Gain (Loss)	10
Total Derivatives used for other than Hedging Purposes	Net Realized Capital Gain (Loss)	1	Net Realized Capital Gain (Loss)	10
Total Derivatives		$(24)		$(61)

Intelligent Variable Annuity ■ Statement of Additional Information	B-123

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 14 – separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account and was established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 was registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 was registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Real Estate Account (“REA”) is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of providing an investment option to the Company’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments that are easily converted to cash to maintain adequate liquidity.

TIAA Stable Value is an insulated, non-unitized separate account and was established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Accounts support a flexible premium deferred fixed annuity contract that is intended initially to be offered to employer sponsored retirement plans.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2013 and 2012, the Company’s separate account statement included legally insulated assets of $22,348 million and $18,420 million, respectively. The assets legally insulated from the general account as of December 31, 2013 are attributed to the following products (in millions):

Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
TIAA Separate Account VA-1	$964	$—
TIAA Separate Account VA-3	4,128	—
TIAA Real Estate Account	17,023	—
TIAA Stable Value	233	—
Total	$22,348	$—

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2013 and 2012, the general account of the Company had a maximum guaranteed minimum death benefit for separate account liabilities of $0.4 million and $0.7 million, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charge.

B-124	Statement of Additional Information ■ Intelligent Variable Annuity

continued

For the year ended December 31, 2013, the general account of the Company had paid (received) $0.4 million towards separate account guarantees. The total separate account guarantees paid (received) by the general account for the preceding five years ending at December 31, are as follows (in millions):

2012	$0.4
2011	$0.1
2010	$0.5
2009	$2.1
2008	$3.4

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If the Real Estate Separate Account cannot fund participant requests, the general account will fund them by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order. To compensate the general account for the risk taken, the separate account paid liquidity charges as follows for the past five (5) years (in millions):

2013	$30.5
2012	$31.4
2011	$23.7
2010	$13.1
2009	$12.1

The table below shows amounts that the TIAA general account has paid towards the separate account liquidity guarantees and thus purchased units in the Real Estate Separate Account for the past five (5) years (in millions):

2013	$—
2012	$—
2011	$—
2010	$—
2009	$1,058.7

During 2013, there was $325 million of accumulation units redeemed by the Real Estate Separate Account. As of December 31, 2013, there were no outstanding accumulation units.

The Company engages in securities lending transactions through its VA-1 Separate Account.

As of December 31, 2013 and 2012, the VA-1 Separate Account had loaned securities of $25.3 million and $15.9 million and collateral of $25.8 million and $16.1 million, respectively.

The Company’s VA-1 Separate Account may lend securities to qualified institutional borrowers to earn additional income. The VA-1 Separate Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the VA-1 Separate Account will generally be invested in high quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The VA-1 Separate Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$121	$—	$3,415	$3,536
Reserves
For accounts with assets at:
Fair value	$—	$—	$21,975	$21,975
Amortized cost	228	—	—	228
Total reserves	$228	$—	$21,975	$22,203

Intelligent Variable Annuity ■ Statement of Additional Information	B-125

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
By withdrawal characteristics:
Subject to discretionary withdrawal	$228	$—	$—	$228
At fair value	—	—	21,975	21,975
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$228	$—	$21,975	$22,203

	2012
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$92	$—	$2,545	$2,637
Reserves
For accounts with assets at:
Fair value	$—	$—	$17,777	$17,777
Amortized cost	113	—	—	113
Total reserves	$113	$—	$17,777	$17,890

By withdrawal characteristics:
Subject to discretionary withdrawal	$7	$—	$—	$7
At fair value	—	—	17,777	17,777
Not subject to discretionary withdrawal	106	—	—	106
Total reserves	$113	$—	$17,777	$17,890

	2011
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$38	$—	$2,655	$2,693
Reserves
For accounts with assets at:
Fair value	$—	$—	$14,615	$14,615
Amortized cost	67	—	—	67
Total reserves	$67	$—	$14,615	$14,682

By withdrawal characteristics:
Subject to discretionary withdrawal	$4	$—	$—	$4
At fair value	—	—	14,615	14,615
Not subject to discretionary withdrawal	63	—	—	63
Total reserves	$67	$—	$14,615	$14,682

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2013	2012	2011
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$3,852	$2,935	$3,121
Transfers from Separate Accounts	(1,973)	(1,417)	(1,463)
Net transfers (from) or to Separate Accounts	1,879	1,518	1,658
Reconciling Adjustments:
Fund transfer exchange gain (loss)	—	—	3
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,879	$1,518	$1,661

Note 15 – management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for its operating and investment subsidiaries and affiliates. The Company has allocated expenses of $1,719 million, $1,464 million and $1,252 million

B-126	Statement of Additional Information ■ Intelligent Variable Annuity

continued

to its various subsidiaries and affiliates for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company FSB and VA-1.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by the Company and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by two subsidiaries of the Company. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $967 million, $878 million and $870 million for the years ended December 31, 2013, 2012 and 2011, respectively, are not included in the statement of operations and had no effect on the Company’s operations.

Advisors provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services are provided in accordance with a Distribution Services Agreement between REA and Services. The Distribution and Administrative Services Agreement between REA and Services limits the work performed by Services to distribution activities with the Company assuming responsibility for all administrative activities. The Company and Services receive management fee payments from REA on a daily basis according to formulae established each year and adjusted periodically, with the objective of keeping the management fees as close as possible to actual expenses attributable to operating REA. Any differences between actual expenses and daily charges are adjusted quarterly.

The following amounts receivable from or payable to subsidiaries and affiliates are included in the lines Other assets and Other liabilities on the Balance Sheet, as of December 31 (in millions):

	Receivable		Payable
Subsidiary/Affiliate	2013	2012	2013	2012
CREF	$—	$11	$16	$—
Investment Management	—	1	3	—
TIAA-CREF Life	13	10	—	0.3
TPIS	4	5	—	—
Covariance	4	7	—	—
TIAA-CREF Alternative Advisors	4	—	—	—
Total	$25	$34	$19	$0.3

Note 16 – federal income taxes

By charter, the Company is a stock life insurance company that operates on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, the Company is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

The Company has recorded current and deferred taxes in accordance with SSAP No. 101, Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10. The Company has exceeded the highest RBC threshold level which allows the Company to apply the smallest limitations to admit deferred tax assets under SSAP 101. The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of available evidence the Company has recorded a valuation allowance of $9.8 million on foreign tax credit carryforwards as of December 31, 2013.

Intelligent Variable Annuity ■ Statement of Additional Information	B-127

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$11,491	$1,279	$12,770	$12,057	$1,472	$13,529	$(566)	$(193)	$(759)
b) Statutory Valuation Allowance Adjustments	10	—	10	8	—	8	2	—	2
c) Adjusted Gross Deferred Tax Assets (a–b)	11,481	1,279	12,760	12,049	1,472	13,521	(568)	(193)	(761)
d) Deferred Tax Assets Non-admitted	8,027	—	8,027	8,560	404	8,964	(533)	(404)	(937)
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	3,454	1,279	4,733	3,489	1,068	4,557	(35)	211	176
f) Deferred Tax Liabilities	274	1,370	1,644	320	1,002	1,322	(46)	368	322
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$3,180	$(91)	$3,089	$3,169	$66	$3,235	$11	$(157)	$(146)

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components Under SSAP No. 101 (in millions)
a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 below)	$3,008	$81	$3,089	$3,169	$66	$3,235	$(161)	$15	$(146)
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	$3,008	$81	$3,089	$3,169	$66	$3,235	$(161)	$15	$(146)
2. Adjusted Gross DTA Allowed per Limitation Threshold	xxx	xxx	$4,149	xxx	xxx	$3,897	xxx	xxx	$252
c) Adjusted Gross DTA (Excluding The Amount of DTA From (a) and (b) above) Offset by Gross DTL	$446	$1,198	$1,644	$320	$1,002	$1,322	$126	$196	$322
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,454	$1,279	$4,733	$3,489	$1,068	$4,557	$(35)	$211	$176

								2013	2012
								(dollars in millions)
Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount								1109%	1064%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In (b)2 Above								36,397	33,671

	12/31/2013		12/31/2012		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies (dollars in millions):
Determination Of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets, By Tax Character as a Percentage.
Adjusted Gross DTAs Amount From Note 9A1(c)	$11,481	$1,279	$12,049	$1,472	$(568)	$(193)
Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	1.0%	—	2.5%	—	(1.5)%	—
Net Admitted Adjusted Gross DTAs Amount From Note 9A1(e)	$3,454	$1,279	$3,489	$1,068	$(35)	$211
Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	3.4%	—	8.6%	—	(5.2)%	—

TIAA does not have tax-planning strategies that include the use of reinsurance.

TIAA has no temporary differences for which deferred tax liabilities are not recognized.

B-128	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Income taxes incurred consist of the following major components (in millions):

	12/31/2013	12/31/2012	Change
Current Income Tax:
Federal income tax expense (benefit)	$(307)	$(763)	$456
Foreign Taxes	5	—	5
Subtotal	$(302)	$(763)	$461
Federal income taxes expense (benefit) on net capital gains	701	(24)	725
Generation/(Utilization) of loss carry-forwards	(427)	776	(1,203)

Federal and foreign income taxes incurred	$(28)	$(11)	$(17)

Deferred Tax Assets:
Ordinary:
Policyholder reserves	$327	$348	$(21)
Investments	839	723	116
Deferred acquisition costs	27	28	(1)
Policyholder dividends accrual	678	649	29
Fixed assets	183	154	29
Compensation and benefits accrual	243	286	(43)
Receivables – non-admitted	117	36	81
Net operating loss carry-forward	1,682	2,136	(454)
Tax credit carry-forward	48	43	5
Other (including items < 5% of total ordinary tax assets	689	512	177
Intangible Assets – Business in Force and Software	6,658	7,142	(484)
Subtotal	$11,491	$12,057	$(566)
Statutory valuation allowance adjustment	10	8	2
Non-admitted	8,027	8,560	(533)
Admitted ordinary deferred tax assets	$3,454	$3,489	$(35)

Capital:
Investments	$1,198	$1,421	$(223)
Real estate	81	38	43
Other (including items < 5% of total capital tax assets	—	13	(13)
Subtotal	$1,279	$1,472	$(193)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	—	404	(404)
Admitted capital deferred tax assets	1,279	1,068	211
Admitted deferred tax assets	$4,733	$4,557	$176

Deferred Tax Liabilities:
Ordinary:
Investments	$267	$317	$(50)
Other (including items < 5% of total ordinary tax liabilities)	7	3	4
Subtotal	$274	$320	$(46)
Capital:
Investments	1,370	1,002	368
Subtotal	$1,370	$1,002	$368
Deferred tax liabilities	$1,644	$1,322	$322

Net Admitted Deferred Tax:
Assets/Liabilities	$3,089	$3,235	$(146)

Intelligent Variable Annuity ■ Statement of Additional Information	B-129

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement) (in millions):

	12/31/2013	12/31/2012	Change
Total deferred tax assets	$12,770	$13,529	$(759)
Total deferred tax liabilities	(1,644)	(1,322)	(322)
Net deferred tax assets / liabilities	$11,126	$12,207	$(1,081)
Statutory valuation allowance (“SVA”) adjustment	(10)	(8)	(2)
Net deferred tax assets / liabilities after SVA	$11,116	$12,199	$(1,083)
Tax effect of unrealized gains/(losses)			378
Change in net deferred income tax (charge)/benefit from sources other than unrealized capital gains (losses)			$(705)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2013 are as follows (dollars in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$2,464	$862	35.00%
Dividends received deduction	37	13	0.52
Amortization of interest maintenance reserve	(145)	(51)	(2.07)
Meal disallowance, spousal travel, non-deductible lobbying, fines & penalties	4	1	0.06
Prior year true-ups	(410)	(144)	(5.82)
Non-admitted assets	(83)	(29)	(1.17)
Other	70	25	0.92
Total	$1,937	$677	27.44%

Federal and foreign income tax incurred expense (benefit)		$(28)	(1.14)%
Change in net deferred income tax charge (benefit)		1,083	43.93
Tax effect of unrealized capital gain		(378)	(15.35)
Total statutory income taxes		$677	27.44%

At December 31, 2013, the Company had net operating loss carry forwards expiring through the year 2027 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2001	$155	2016
2002	780	2017
2003	467	2018
2004	356	2019
2008	1,035	2023
2012	2,012	2027
Total	$4,805

At December 31, 2013, the Company had no capital loss carry forwards.

At December 31, 2013, the Company had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2005	$6	2015
2006	3	2016
2007	2	2017
2008	2	2018
2009	2	2019
2010	2	2020
2011	5	2021
2012	3	2022
Total	$25

B-130	Statement of Additional Information ■ Intelligent Variable Annuity

continued

At December 31, 2013, the Company had General Business Credit carry forwards as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2004	$1	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	5	2028
2009	2	2029
2011	1	2031
Total	$23

The Company did not incur federal income taxes expense for 2013 or preceding years that would be available for recoupment in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company has filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts receivable from / (payable to) the Company’s subsidiaries for federal income taxes were $6 million and $(3) million at December 31, 2013 and 2012, respectively.

1) TIAA-CREF Life Insurance Company

2) TIAA-CREF Asset Management LLC*

3) Dan Properties, Inc.

4) JV Georgia One, Inc.

5) JWL Properties, Inc.

6) ND Properties, Inc.

7) TCT Holdings, Inc.

8) Teachers Advisors, Inc.

9) Teachers Personal Investors Service, Inc.

10) T-Investment Properties Corp.

11) TIAA-CREF Tuition Financing, Inc.

12) TIAA-CREF Trust Company, FSB

13) 730 Texas Forest Holdings, Inc.

14) TIAA Global Markets, Inc.

15) T-C Sports Co., Inc.

16) TIAA Board of Overseers

17) TIAA Park Evanston, Inc.

18) Oleum Holding Company, Inc.

19) Covariance Capital Management, Inc.

20) Westchester Group Investment Management, Inc.

21) Westchester Group Investment Management Holding Company, Inc.

22) Westchester Group Asset Management, Inc.

23) Westchester Group Farm Management, Inc.

24) Westchester Group Real Estate, Inc.

25) GreenWood Resources, Inc.

*	TIAA-CREF Asset Management, Inc. converted from a corporation to an LLC effective December 31, 2013.

The Company has no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R—Liabilities, Contingencies and Impairments of Assets, with the modifications provided in SSAP No. 101 and there is no reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

The IRS examination for tax years 2007, 2008, and 2009 federal income tax returns is currently in process.

Note 17 – pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each

Intelligent Variable Annuity ■ Statement of Additional Information	B-131

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $38 million, $36 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The status of this plan for retirees and eligible active employees is summarized below (in millions):

	Post-retirement Benefits
	2013	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$167	$155	$130
Service cost	1	10	7
Interest cost	7	6	7
Actuarial gain (loss)	(34)	4	17
Benefits paid	(7)	(8)	(6)
Plan amendments	22	—	—
Benefit obligation at end of year	$156	$167	$155

Change in plan assets
Employer contribution	$7	$8	$6
Benefits paid	(7)	(8)	(6)
Fair value of plan assets at end of year	$—	$—	$—

Funded status:
Unamortized prior service cost	$—	$(1)	$(1)
Unrecognized net loss	—	41	37
Accrued liabilities	145	127	119
Liabilities for postretirement benefits	11	—	—
Unfunded accumulated benefit obligation—vested employees	$156	$167	$155

Accumulated benefit obligation—non-vested employees	$—	$23	$32

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The cost of postretirement benefits reflected in the accompanying statements of operations was approximately $12 million, $8 million and $7 million for 2013, 2012 and 2011, respectively.

The net periodic postretirement benefit cost for the years ended December 31, includes the following components (in millions):

	Post-retirement Benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$1	$10	$7
Interest cost	7	6	7
Amount of recognized gains and losses	3	1	—
Amount of prior service cost recognized	14	—	—
Total net periodic benefit cost	$25	$17	$14

The assumptions used at December 31 by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the year are as follows:

	2013	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost as of December 31,
Weighted-average discount rate	4.00%	4.50%	5.25%
Rate of compensation increase	N/A	N/A	N/A
Weighted-average assumptions used to determine projected benefit obligations as of December 31,
Weighted-average discount rate	4.75%	4.00%	4.50%
Rate of compensation increase	N/A	N/A	N/A

For measurement purposes, an 8.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2014. The rate was assumed to decrease gradually to 6.57% for 2045 and remain at that level thereafter.

B-132	Statement of Additional Information ■ Intelligent Variable Annuity

continued

A measurement date of December 31, 2013 was used to determine the above.

The Company has multiple non-pension postretirement benefit plans. The health care plans are contributory, with participants’ contributions adjusted annually; the life insurance plans are noncontributory. Postretirement life insurance is offered only to those who retired prior to 2011. Company subsidies for the postretirement health care plans are offered to any who qualify for eligibility prior to 2015, after which newly qualifying retirees will pay the full cost of the health care plans. The accounting for health care plans anticipates future cost-sharing changes to the written plan consistent with the Company’s express intent to reflect general health care trend rates in the employee premiums. For postretirement medical, this is consistent with pre-65 trend rate assumptions of 8.50% for 2014 gradually scaling down to 6.57% in 2045. For post-65 medical care, this is consistent with a trend rate assumption of 8.00% in 2014 scaling down to 6.33% in 2045.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	Post-retirement Benefits
	2013	2012	2011
Effect of a 1% increase in benefit costs:
Change in post-retirement benefit obligation	$19	$23	$19
Change in service cost and interest cost	$1	$3	$2
Effect of a 1% decrease in benefit costs:
Change in post-retirement benefit obligation	$(16)	$(19)	$(16)
Change in service cost and interest cost	$(1)	$(2)	$(2)

The Company also maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers. The plan provides an award equal to 50% of the annual stipend that is invested annually in company-owned annuity contracts. Payout of accumulations is normally made in a lump sum following the trustees’ or member’s separation from the Board.

The Company previously provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The Plan was curtailed on July 31, 2007.

The SERP provided an annual retirement benefit payable at normal retirement calculated as 3.0% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years.

The accumulated benefit obligation totaled $41 million and $48 million as of December 31, 2013 and 2012, respectively. The Company had accrued pension cost of $39 million and $41 million and had an additional minimum liability accrued of $0 and $6 million as of December 31, 2013 and 2012, respectively. The Company did not have any projected benefit obligation for non-vested employees for 2013 or 2012.

The plan obligations were determined based upon a discount rate of 3.92%.

The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable.

Future benefits expected to be paid by the SERP are as follows (in millions):

2014	$4
2015	$4
2016	$4
2017	$4
2018	$3
Thereafter	$15

The Company does not have any regulatory contribution requirements for 2013.

Impact of Medicare Modernization Act on Postretirement Benefits

The Company expects to receive a 28% federal subsidy for plan prescription benefits arising from the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) signed into law in December of 2003. The Act includes the following two new features to Medicare Part D that could affect the measurement of the accumulated postretirement benefit obligation (“APBO”) and net periodic postretirement cost for the plan.

•	A federal subsidy (based on 28% of an individual beneficiary’s annual prescription drug costs between $250 and $5,000), which is not taxable, to sponsors of retiree health care benefit plans that provide a prescription drug benefit that is at least actuarially equivalent to Medicare Part D, and

Intelligent Variable Annuity ■ Statement of Additional Information	B-133

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	The opportunity for a retiree to obtain a prescription drug benefit under Medicare.

For the year ended December 31, 2013, the effect of the Act was a $5 million reduction in the Company’s net postretirement benefit cost for the subsidy related to benefits attributed to former employees. The Act also effected the net postretirement benefit cost by decreasing the 2013 service cost by $0.6 million and decreased the 2013 interest cost by $1 million.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid and received relating to the Act (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2014	$7
2015	$7
2016	$8
2017	$8
2018	$9
Thereafter	$49
Medicare Part D Subsidy Receipts
2014	$1
2015	$1
2016	$1
2017	$1
2018	$1
Thereafter	$5

Note 18 – policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 3.0%. Approximately 93% of annuity and supplementary contract reserves are based on the 1983 Table set back at least 9 years or the Annuity 2000 table set back at least 4 years.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2013
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$21,975	$21,975	10.6%
Total with adjustment or at fair value	$—	$—	$21,975	$21,975	10.6%
At book value without adjustment (minimal or no charge or adjustment)	46,189	228	—	46,417	22.4%
Not subject to discretionary withdrawal	138,650	—	—	138,650	67.0%
Total (gross)	$184,839	$228	$21,975	$207,042	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$184,839	$228	$21,975	$207,042

B-134	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2012
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$17,777	$17,777	9.0%
Total with adjustment or at fair value	$—	$—	$17,777	$17,777	9.0%
At book value without adjustment (minimal or no charge or adjustment)	43,152	7	—	43,159	21.9%
Not subject to discretionary withdrawal	135,846	106	—	135,952	69.1%
Total (gross)	$178,998	$113	$17,777	$196,888	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$178,998	$113	$17,777	$196,888

Annuity reserves and deposit-type contract funds for the years ended December 31 are as follows (in millions):

	2013	2012
General Account Annual Statement:
Total annuities (excluding supplementary contracts with life contingencies)	$180,517	$175,041
Supplementary contracts with life contingencies	3,469	3,192
Deposit-type contract funds	853	765
Subtotal	184,839	178,998

Separate Accounts Annual Statement:
Annuities	22,029	17,750
Supplementary contracts with life contingencies	167	135
Deposit-type contract funds	7	5
Subtotal	22,203	17,890
Total	$207,042	$196,888

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for issues on and after such date. Annual renewable and five-year renewable term policies issued on or after January 1, 1994 use segmented reserves, where each segment is equal to the term period. The Cost of Living riders issued on and after January 1, 1994 also use segmented reserves, where each segment is equal to one year in length.

Reserves for the vast majority of permanent and term insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.25% to 6.00%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.00% interest.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of $0.2 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2013, and $0.2 million at December 31, 2012. As of December 31, 2013 and 2012, the Company had $530.2 million and $568.6 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Reserves to cover these insurance amounts totaled $2.4 million and $2.8 million at December 31, 2013 and 2012, respectively.

Note 19 – reinsurance

In 2005 the Company entered into reinsurance agreements with RGA Reinsurance Company. Two of the agreements were recaptured during 2007 and the remaining agreement was recaptured as of January 1, 2011.

Intelligent Variable Annuity ■ Statement of Additional Information	B-135

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, the financial impact related to these assumed coinsurance agreements were (in millions):

2011
(Decrease) Increase in policy and contract reserves	$(17)
Aggregated assumed premiums	$(204)
Modified coinsurance reserves	$—

The major lines in the accompanying financial statements that were reduced by ceded reinsurance agreements at December 31 are as follows (in millions):

	2013	2012	2011
Insurance and annuity premiums	$15	$14	$14
Policy and contract benefits	$51	$55	$59
Increase in policy and contract reserves	$25	$20	$36
Reserves for life and health insurance	$429	$454	$474

Note 20 – repurchase program

Repurchase Program

During 2011, the Company commenced a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. The Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

As of December 31, 2013, the Company had repurchase agreements where the securities pledged and scheduled for repurchase had a carrying value and fair value of $471 million and $490 million, respectively. The securities pledged as collateral have a maturity of 17 years and an interest rate of 5.375%. The pledged securities are included in Bonds and the offsetting collateral liability is included in Other Liabilities in the accompanying Statutory—Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves.

The Company received cash collateral of $500 million, which is in excess of the $490 million fair value of the securities lent. The cash collateral was not reinvested in other securities as of December 31, 2013.

The Company’s source of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. The repurchase agreements outstanding at December 31, 2013 matured and were fully settled during January 2014.

As of December 31, 2012, the Company had repurchase agreements where the securities pledged and scheduled for repurchase had a carrying value and fair value of $440 million and $494 million, respectively. The securities pledged as collateral had a maturity of 8 years and an interest rate of 3.13%. The pledged securities were included in Bonds and the offsetting collateral liability is included in Other Liabilities in the accompanying Statutory—Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves.

The Company received cash collateral of $500 million, which is in excess of the $494 million fair value of the securities lent. The cash collateral was not reinvested in other securities as of December 31, 2012.

Note 21 – capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2013	2012
Net unrealized capital gains	$1,193	$490
Change in asset valuation reserve	$(1,209)	$(599)
Change in net deferred federal income tax	$(1,083)	$(1,119)
Change in non-admitted assets	$846	$1,305
Change in surplus of separate account	$(18)	$64
Prior year surplus	$—	$(5)
Change in post-retirement benefit liability	$(11)	$—

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

B-136	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Surplus Notes: On December 16, 2009, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes bear interest at an annual rate of 6.850%, and have a maturity date of December 16, 2039. Proceeds from the issuance of the Notes were $1,997 million, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on June 16 and December 16 of each year through the maturity date. During 2013, interest of $137 million was paid and since issuance $548 million has been paid.

No subsidiary or affiliate of the Company is an obligor or guarantor of the Notes, which are solely obligations of the Company.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the Notes are not part of the legal liabilities of the Company. The Notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the Notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.

No affiliates of the Company hold any portion of the Notes.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). TIAA has not paid dividends to its shareholder and has no plans to do so in the current year.
Note 22 – contingencies and guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2013, the Company was obligor under the following guarantees, indemnities and support obligations:

Nature and circumstances of guarantee and key attributes, including date and duration of agreement.	Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.)	Ultimate financial statement impact if action under the guarantee is required.	Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
Commitment to maintain TIAA-CREF Trust Company as a “Well Capitalized” institution for Prompt Corrective Action purposes.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	Currently the capital of TIAA-CREF Trust Company is adequate.
Financial support agreement with TIAA-CREF Life Insurance Company to have (i) capital and surplus of $250.0 million; (ii) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC RBC model; or (iii) such other amounts as necessary to maintain TIAA-CREF Life’s financial strength rating the same or better than the Company’s rating at all times.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	At December 31, 2013, the
capital and surplus of
TIAA-CREF Life Insurance
Company was in excess of
the minimum capital and
surplus amount referenced,
and its total adjusted
capital was in excess of the
referenced RBC-based
amount calculated at
December 31, 2013.

Intelligent Variable Annuity ■ Statement of Additional Information	B-137

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company has agreed that it will cause TIAA-CREF Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

The Company provides a $100.0 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 14, 2014. As of December 31, 2013, $30.0 million of this facility was maintained on a committed basis for which TIAA-CREF Life paid a commitment fee of 9.0 basis points on the unused committed amount. During the period ending December 31, 2013, 85 draw-downs totaling $228.5 million were made under this line of credit arrangement of which none were outstanding as of December 31, 2013.

The Company also provides a $1.0 billion uncommitted line of credit to certain accounts of College Retirement Equities Fund (“CREF”) and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1.5 billion committed credit facility maintained with a group of banks.

TIAA Global Markets, Inc. Dissolution: Through December 16, 2013, the Company conducted investing through TIAA Global Markets, Inc. (“TGM”), a direct wholly-owned subsidiary of the Company established in 2002 for the purpose of issuing debt investments guaranteed by the Company and investing the proceeds in permissible investments in compliance with the investment guidelines approved by the TGM Board of Directors and by the Company. Other than its investment portfolio, TGM had no significant assets. TGM was dissolved on December 16, 2013, and TGM’s investment portfolio was transferred to the Company. TGM was in a deficit position at the time of dissolution due to unfavorable declines in the market value of its investment portfolio. The carrying value of the Company’s investment in TGM at the time of dissolution and at December 31, 2012, was negative $0.1 billion. Upon dissolution of TGM, the Company recognized a capital loss of $0.1 billion due to the un-winding of the TGM equity common stock and the extinguishment of the line of credit to TGM, which was in excess of the TGM investment portfolio balance transferred to the Company.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

Under the Liquidity Guarantee agreement with the REA, on December 24, 2008, the TIAA general account purchased $156 million of accumulation units (measured based on the cost of such units) issued by REA. In 2009, the TIAA general account further purchased $1,059 million of accumulation units. The Company made no additional purchases in 2011 or 2012. During 2013, the Company redeemed the remaining accumulation units for $325 million. As of December 31, 2013 there were no outstanding liquidity units.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2013, the future minimum lease payments are estimated as follows (in millions):

Year	2014	2015	2016	2017	2018	Thereafter	Total
Amount	$37	$33	$30	$22	$21	$15	$158

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2013, 2012 and 2011 was approximately $37 million, $37 million and $34 million, respectively.

B-138	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC; Federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”) seeking a broad range of information. The Company cooperates in these inquiries.

Death Claim Notification and Unclaimed Property Practices. Throughout the U.S. insurance industry, there have been multiple state actions addressing insurer practices regarding death claim notification and escheatment of unclaimed property as they pertain to life insurance, annuities and retained asset accounts.

On June 6, 2013, the Company reached a Global Resolution Agreement resolving any potential claims arising out of a multistate unclaimed property exam conducted by Texas, California, Massachusetts and 26 other states. The Company was notified that the Agreement became effective July 12, 2013.

On June 24, 2013, the Company participated in a multi-state settlement with insurance regulators that will result in the implementation of new business practices related to the payment of life insurance benefits. The Agreement became effective July 9, 2013. Forty-seven states, the District of Columbia, Guam and Puerto Rico have signed on to the Agreement. The settlement included a $6.0 million examination payment made by the Company for the costs incurred by the departments associated with the examination.

Note 23 – borrowed money

Effective March 2009, the Company was authorized to execute investment transactions under the Term Asset-Backed Securities Loan Facility (“TALF”) program. Under the TALF program, the Federal Reserve Bank of New York (“FRBNY”) would lend up to $200 billion on a non-recourse basis to holders of certain AAA-rated Asset Backed Securities (“ABS”) backed by newly and recently originated consumer and small business loans. The FRBNY lent an amount equal to the market value of the ABS less a haircut and were secured at all times by the ABS. Loan proceeds were disbursed to the borrower, contingent on receipt by the FRBNY custodian bank of the eligible collateral.

As of December 31, 2013, the Company had fully settled all such loans with the FRBNY.

Note 24 – subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 14, 2014, the date the financial statements were available to be issued.

On April 1, 2014, the Company and Henderson Global Investors (“Henderson”), one of Europe’s largest investment managers, launched a new global real estate investment management company, TIAA Henderson Real Estate, Ltd (“THRE”). THRE will offer clients expanded investment opportunities in the global real estate market and as of April 1, 2014 manages $22.6 billion of real estate and real estate related assets.

The Company will hold a 60% interest and Henderson a 40% interest in THRE. In a related transaction, the Company will acquire Henderson’s North American real estate business which manages $2.6 billion of real estate assets and real estate related assets.

On April 14, 2014, the Company announced that it had entered into an agreement with Windy City Investments Inc., an entity managed and controlled by Madison Dearborn Partners LLC to acquire Nuveen Investments Inc. (“Nuveen”). The closing of this acquisition is subject to certain customary closing conditions including regulatory approvals and client consents and, if consummated, the Company will indirectly acquire all of the common stock of Nuveen. Nuveen and its affiliates provide investment management and related services to retail and institutional investors, and at December 31, 2013, had approximately $220.5 billion of assets under management. The pending acquisition of Nuveen and its affiliates supports the Company’s strategy of further diversifying and enhancing the breadth of its asset management platform and is expected to expand the products and services available to the Company’s customers.

The acquisition is expected to be completed and formally close before the end of 2014, and the aggregate purchase price, including the assumption of certain aspects of Nuveen’s outstanding debt, will be approximately $6.25 billion. In accordance with statutory accounting principles, the transaction is expected to be recorded as an admitted asset on the Statement of Admitted Assets, Liabilities and Capital and Contingency Reserves upon the closing of the acquisition.

Intelligent Variable Annuity ■ Statement of Additional Information	B-139

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 25 – securities with a recognized other-than-temporary impairment

The following table represents loan-backed and structured securities with an other-than-temporary impairment recognized in 2013 and is currently held by the Company at December 31, 2013 where the present value of cash flows expected to be collected is less than the amortized cost (in whole dollars).

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
126378AG3	$6,895,836	$6,701,467		$(194,369)	$6,701,467	$7,635,787	12/31/2013
126378AH1	7,609,285	7,398,072		(211,213)	7,398,072	8,367,009	12/31/2013
17307GVK1	10,080,967	9,917,353		(163,614)	9,917,353	9,859,510	12/31/2013
21075WCJ2	448,251	421,270		(26,981)	421,270	485,842	12/31/2013
294751BQ4	1,027,544	1,022,810		(4,734)	1,022,810	828,063	12/31/2013
294751BY7	1,936,860	1,710,611		(226,249)	1,710,611	1,777,063	12/31/2013
61752JAF7	6,998,007	6,809,616		(188,391)	6,809,616	7,216,646	12/31/2013
76110WVT0	287,281	209,552		(77,729)	209,552	168,112	12/31/2013
059497AB3	1,390,549	727,166		(663,383)	727,166	1,525,000	12/31/2013
059497AC1	958,372	891,776		(66,596)	891,776	850,000	12/31/2013
059497BB2	9,402,770	7,700,629		(1,702,141)	7,700,629	6,966,671	12/31/2013
059497BC0	1,418,734	1,379,445		(39,289)	1,379,445	3,312,500	12/31/2013
05950XAJ5	19,671,179	18,913,642		(757,537)	18,913,642	17,299,590	12/31/2013
059511AK1	984,472	—	*	(984,472)	—	2,309,992	12/31/2013
07387MAN9	2,980,205	2,291,073		(689,131)	2,291,073	2,186,376	12/31/2013
20173MAL4	4,146,557	3,460,451		(686,107)	3,460,451	3,770,349	12/31/2013
22540A6P8	2,366,579	2,353,514		(13,064)	2,353,514	1,471,050	12/31/2013
22545DAH0	20,546,353	20,265,314		(281,039)	20,265,314	16,952,048	12/31/2013
36159XAJ9	14,086,172	11,747,488		(2,338,684)	11,747,488	12,127,562	12/31/2013
361849R53	1,685,091	1,162,578		(522,513)	1,162,578	3,068,264	12/31/2013
362332AM0	193,852	—	*	(193,852)	—	1,700,000	12/31/2013
42332QAL7	3,107,768	2,994,954		(112,815)	2,994,954	2,598,280	12/31/2013
46625MKP3	8,822,765	8,698,018		(124,747)	8,698,018	5,892,739	12/31/2013
46625MZG7	3,770,134	2,558,663		(1,211,471)	2,558,663	5,176,500	12/31/2013
46628FAQ4	9,267,853	9,064,551		(203,303)	9,064,551	7,072,073	12/31/2013
46628FAR2	1,130,426	479,041		(651,385)	479,041	2,197,129	12/31/2013
46630JAQ2	7,682,041	2,266,986		(5,415,055)	2,266,986	7,500,000	12/31/2013
46630VAL6	9,167,737	8,166,173		(1,001,564)	8,166,173	7,664,071	12/31/2013
52108HF82	5,521,562	5,271,816		(249,746)	5,271,816	5,937,171	12/31/2013
59023BAK0	9,940,585	2,645,555		(7,295,030)	2,645,555	8,211,680	12/31/2013
617451CA5	13,956	4,632		(9,324)	4,632	3,624,710	12/31/2013
61745M2Q5	10,009,376	9,295,421		(713,955)	9,295,421	6,024,893	12/31/2013
61754JAM0	4,906,538	3,789,184		(1,117,354)	3,789,184	3,758,341	12/31/2013
92976BBU5	9,959,593	9,767,501		(192,092)	9,767,501	9,270,723	12/31/2013
36157LC*7	356,527	—	[1]	(177,202)	179,325	179,325	12/31/2013
12566RAG6	21,694,258	21,499,044		(195,214)	21,499,044	23,373,779	12/31/2013
57643MMH4	9,476,520	9,434,787		(41,733)	9,434,787	9,956,630	12/31/2013
32051GFL4	10,964,189	10,886,087		(78,102)	10,886,087	12,076,605	12/31/2013
94983PAA6	41,068	30,826		(10,243)	30,826	49,645	12/31/2013
03762AAB5	7,292,162	4,595,260		(2,696,902)	4,595,260	5,052,000	9/30/2013
059497AB3	1,905,154	1,809,862		(95,292)	1,809,862	1,487,500	9/30/2013
059497BB2	10,007,266	9,445,816		(561,450)	9,445,816	7,495,280	9/30/2013
059497BC0	2,686,596	1,681,250		(1,005,346)	1,681,250	4,276,340	9/30/2013
05950EAP3	531,578	154,147		(377,431)	154,147	1,575,000	9/30/2013
05952AAQ7	2,441,981	2,434,292		(7,690)	2,434,292	2,507,733	9/30/2013
07387BEN9	158,508	—	[1]	(4,171)	154,336	154,336	9/30/2013
07387BEP4	173,588	—	[1]	(5,786)	167,801	167,801	9/30/2013
126378AG3	8,162,830	7,119,457		(1,043,373)	7,119,457	8,277,516	9/30/2013
126378AH1	9,031,401	7,854,961		(1,176,440)	7,854,961	9,068,011	9/30/2013

B-140	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
12667FYZ2	$1,798,322	$208,811		$(1,589,510)	$208,811	$1,015,233	9/30/2013
17307GVK1	10,132,034	10,047,465		(84,570)	10,047,465	9,920,233	9/30/2013
17310MAL4	334,427	327,427		(7,001)	327,427	2,170,419	9/30/2013
20173MAL4	4,919,541	4,158,253		(761,288)	4,158,253	3,516,265	9/30/2013
20173QAH4	26,457,668	26,269,505		(188,163)	26,269,505	25,238,820	9/30/2013
21075WBA2	992,016	723,237		(268,779)	723,237	1,297,213	9/30/2013
21075WCJ2	530,531	467,558		(62,973)	467,558	496,745	9/30/2013
22541Q4M1	5,510,861	5,033,221		(477,639)	5,033,221	3,751,966	9/30/2013
22545DAH0	20,683,735	20,576,851		(106,885)	20,576,851	16,214,242	9/30/2013
226081AC1	4,300,834	—	[1]	(2,664,910)	1,635,925	1,635,925	9/30/2013
22608SAD0	2,925,719	2,907,145		(18,573)	2,907,145	1,898,817	9/30/2013
294751BQ4	1,090,443	1,033,415		(57,028)	1,033,415	576,113	9/30/2013
36159XAJ9	14,621,280	14,401,400		(219,880)	14,401,400	12,426,693	9/30/2013
361849R53	2,024,698	1,745,693		(279,005)	1,745,693	3,002,829	9/30/2013
36228CWB5	17,336,987	13,291,015		(4,045,972)	13,291,015	18,532,306	9/30/2013
3622ECAH9	3,205,279	2,610,402		(594,877)	2,610,402	2,554,992	9/30/2013
362332AM0	218,606	193,852		(24,754)	193,852	1,700,000	9/30/2013
362375AD9	10,030,288	9,555,845		(474,443)	9,555,845	8,703,172	9/30/2013
36828QSC1	14,618,001	7,606,769		(7,011,233)	7,606,769	8,091,816	9/30/2013
46625MKP3	9,986,000	8,822,765		(1,163,235)	8,822,765	5,792,879	9/30/2013
46628FAR2	3,663,459	1,130,426		(2,533,033)	1,130,426	2,711,065	9/30/2013
46630JAQ2	9,807,609	8,483,865		(1,323,744)	8,483,865	11,844,366	9/30/2013
46630VAL6	9,225,352	9,180,917		(44,435)	9,180,917	7,219,240	9/30/2013
46631BAK1	19,938,617	17,045,219		(2,893,397)	17,045,219	18,865,848	9/30/2013
525221DF1	18,285,924	17,906,830		(379,094)	17,906,830	18,327,797	9/30/2013
55312TAG8	11,097,119	10,742,150		(354,969)	10,742,150	12,652,642	9/30/2013
55312TAH6	307,935	—	*	(307,935)	—	2,800,000	9/30/2013
576434JM7	2,661,673	1,702,351		(959,322)	1,702,351	2,443,186	9/30/2013
59022HFF4	5,000,000	2,597,923		(2,402,077)	2,597,923	2,236,615	9/30/2013
59022KAH8	8,568,784	7,216,192		(1,352,591)	7,216,192	9,007,582	9/30/2013
59023BAK0	12,550,693	9,993,350		(2,557,343)	9,993,350	8,409,056	9/30/2013
617451CA5	276,688	82,625		(194,063)	82,625	3,271,876	9/30/2013
61745MTQ6	3,610,964	3,575,474		(35,490)	3,575,474	4,657,758	9/30/2013
61752JAF7	7,356,381	7,136,365		(220,015)	7,136,365	7,396,918	9/30/2013
61754KAH8	16,820,518	16,195,314		(625,204)	16,195,314	22,443,837	9/30/2013
75971EAF3	312,658	300,241		(12,417)	300,241	294,309	9/30/2013
759950GW2	8,897,738	8,467,127		(430,611)	8,467,127	7,848,852	9/30/2013
87222PAE3	14,673,599	13,892,146		(781,453)	13,892,146	18,451,470	9/30/2013
87246AAP3	2,523,033	2,142,851		(380,182)	2,142,851	7,564,132	9/30/2013
92978QAJ6	18,162,970	18,146,642		(16,327)	18,146,642	23,987,794	9/30/2013
03762AAB5	8,338,722	7,367,731		(970,991)	7,367,731	4,440,000	6/30/2013
03762AAD1	649,840	—	*	(649,840)	—	959,100	6/30/2013
03762CAE5	5,257,773	4,270,842		(986,931)	4,270,842	6,126,000	6/30/2013
059497AB3	4,279,850	1,905,154		(2,374,696)	1,905,154	1,650,000	6/30/2013
059497BC0	10,009,383	2,686,596		(7,322,787)	2,686,596	4,332,633	6/30/2013
05950XAJ5	19,735,899	19,695,690		(40,209)	19,695,690	18,424,000	6/30/2013
20173MAL4	4,978,716	4,921,120		(57,596)	4,921,120	3,239,000	6/30/2013
20173MAN0	1,929,292	1,703,760		(225,532)	1,703,760	5,600,000	6/30/2013
20173QAH4	27,134,235	26,432,590		(701,645)	26,432,590	24,228,000	6/30/2013
22540A6P8	3,310,697	2,619,255		(691,442)	2,619,255	1,471,050	6/30/2013
22541SWQ7	3,736,312	3,515,726		(220,586)	3,515,726	3,733,100	6/30/2013
22608SAD0	2,968,143	2,909,408		(58,735)	2,909,408	1,883,271	6/30/2013
361849R53	5,382,446	2,022,769		(3,359,677)	2,022,769	2,500,937	6/30/2013
361849R61	4,540	—	*	(4,540)	—	1,848,200	6/30/2013
36228CWB5	21,540,995	17,525,110		(4,015,885)	17,525,110	17,359,958	6/30/2013

Intelligent Variable Annuity ■ Statement of Additional Information	B-141

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
36228CYQ0	$13,216,618	$12,258,524		$(958,094)	$12,258,524	$11,671,107	6/30/2013
362332AM0	516,003	358,834		(157,169)	358,834	1,390,000	6/30/2013
46625MKS7	228,900	—	*	(228,900)	—	8,719	6/30/2013
46625MZG7	4,230,360	3,887,880		(342,480)	3,887,880	5,916,000	6/30/2013
46625YNV1	16,936,966	11,021,702		(5,915,264)	11,021,702	6,393,263	6/30/2013
46628FAR2	3,914,589	3,673,848		(240,741)	3,673,848	3,068,898	6/30/2013
46629PAG3	321,419	—	*	(321,419)	—	1,094,800	6/30/2013
46630JAQ2	10,982,023	9,807,609		(1,174,414)	9,807,609	15,206,157	6/30/2013
59022KAH8	11,864,981	8,618,401		(3,246,580)	8,618,401	8,518,284	6/30/2013
59023BAK0	14,467,633	12,564,485		(1,903,148)	12,564,485	9,213,032	6/30/2013
60687UAM9	36,502	15,336		(21,166)	15,336	1,754,460	6/30/2013
617451FS3	6,638,233	6,611,634		(26,599)	6,611,634	4,269,158	6/30/2013
87246AAP3	5,899,533	2,796,314		(3,103,219)	2,796,314	7,303,544	6/30/2013
92978QAJ6	35,430	30,603		(4,827)	30,603	92,500	6/30/2013
21075WBA2	1,064,570	1,011,868		(52,702)	1,011,868	1,188,955	6/30/2013
02660TFM0	8,245,679	8,095,622		(150,057)	8,095,622	8,166,000	6/30/2013
525221CM7	20,970,912	20,280,723		(690,189)	20,280,723	15,758,109	6/30/2013
3622ECAH9	3,411,431	3,253,149		(158,282)	3,253,149	2,879,721	6/30/2013
21075WCJ2	575,285	546,957		(28,328)	546,957	503,783	6/30/2013
05948KB65	7,771,739	7,635,508		(136,231)	7,635,508	8,420,052	6/30/2013
12669D5V6	2,393,410	2,387,914		(5,496)	2,387,914	1,706,940	6/30/2013
16162WNB1	18,363,093	18,210,499		(152,594)	18,210,499	20,045,056	6/30/2013
36185NA91	573,046	510,381		(62,665)	510,381	540,860	6/30/2013
36185NE63	736,902	675,430		(61,472)	675,430	683,579	6/30/2013
36185NW55	950,984	848,445		(102,539)	848,445	955,732	6/30/2013
576434JM7	2,841,082	2,796,722		(44,360)	2,796,722	2,510,884	6/30/2013
7609856L0	2,417,982	2,132,069		(285,913)	2,132,069	1,676,888	6/30/2013
07387BEK5	2,463,835	—	[1]	(1,483,450)	980,385	980,385	6/30/2013
07387BEN9	171,227	—	[1]	(12,719)	158,508	158,508	6/30/2013
07387BEP4	248,202	—	[1]	(74,614)	173,588	173,588	6/30/2013
226081AC1	4,226,864	—	[1]	(207,393)	4,019,471	4,019,471	6/30/2013
52108RBZ4	9,287,200	—	[1]	(69,410)	9,217,790	9,217,790	6/30/2013
92976VAP3	7,078,572	—	[1]	(326,208)	6,752,364	6,752,364	6/30/2013
576434JM7	3,183,523	2,998,686		(184,837)	2,998,686	2,868,540	3/31/2013
36185NW55	1,024,734	1,002,456		(22,278)	1,002,456	924,795	3/31/2013
12669GCP4	37,429,141	36,760,621		(668,520)	36,760,621	39,159,515	3/31/2013
76110HJ91	12,198,658	12,137,478		(61,180)	12,137,478	11,610,349	3/31/2013
32051GUQ6	20,577,578	20,568,937		(8,641)	20,568,937	21,240,119	3/31/2013
32051G2J3	23,069,095	22,995,519		(73,576)	22,995,519	24,492,987	3/31/2013
46628YBP4	12,605,005	12,496,749		(108,256)	12,496,749	13,358,910	3/31/2013
94984JAE1	43,585,337	43,451,715		(133,622)	43,451,715	45,324,094	3/31/2013
05950RAK5	25,561,655	25,554,521		(7,134)	25,554,521	26,395,439	3/31/2013
32052RAM2	12,666,734	12,639,580		(27,155)	12,639,580	13,365,785	3/31/2013
3622MPBE7	44,605,589	44,150,555		(455,034)	44,150,555	45,352,600	3/31/2013
12544LAK7	22,479,811	22,467,786		(12,024)	22,467,786	24,145,795	3/31/2013
36185MEG3	12,563,787	12,550,881		(12,906)	12,550,881	13,187,414	3/31/2013
126694RG5	9,464,338	9,087,515		(376,823)	9,087,515	10,081,814	3/31/2013
31393YY41	14,248,702	12,352,398		(1,896,303)	12,352,398	8,400,703	3/31/2013
94984HAC9	7,529,824	6,825,422		(704,402)	6,825,422	7,509,767	3/31/2013
21075WBA2	1,219,613	1,094,237		(125,376)	1,094,237	1,408,176	3/31/2013
02660TFM0	8,432,734	8,265,872		(166,862)	8,265,872	7,678,830	3/31/2013
362375AD9	10,855,234	10,699,057		(156,178)	10,699,057	10,322,495	3/31/2013
3622ECAH9	3,485,363	3,458,080		(27,283)	3,458,080	3,148,250	3/31/2013
21075WCJ2	588,765	582,860		(5,905)	582,860	517,380	3/31/2013
74438WAL0	3,332,570	3,221,758		(110,812)	3,221,758	3,178,621	3/31/2013

B-142	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
74438WAM8	$1,128,540	$—	*	$(1,128,540)	$—	$489,866	3/31/2013
46625MKS7	374,704	274,841		(99,863)	274,841	388,193	3/31/2013
22608SAD0	2,974,732	2,886,946		(87,786)	2,886,946	1,859,391	3/31/2013
22540A6P8	4,203,000	3,310,697		(892,303)	3,310,697	2,521,800	3/31/2013
22541SWQ7	7,000,000	3,736,312		(3,263,688)	3,736,312	3,187,144	3/31/2013
61745MX40	327,954	—	*	(327,954)	—	1,876,540	3/31/2013
36828QLB0	3,486,452	3,003,093		(483,359)	3,003,093	3,037,534	3/31/2013
225458DT2	2,445,219	2,385,174		(60,045)	2,385,174	1,017,302	3/31/2013
36228CWB5	22,058,493	21,677,018		(381,475)	21,677,018	17,624,712	3/31/2013
36170UCQ2	32,377,133	30,951,060		(1,426,073)	30,951,060	18,437,500	3/31/2013
07387BAT0	3,811,004	3,588,951		(222,053)	3,588,951	2,036,705	3/31/2013
92976BBU5	10,118,627	10,051,716		(66,911)	10,051,716	7,629,795	3/31/2013
05947U4P0	2,743,340	2,618,721		(124,620)	2,618,721	2,083,373	3/31/2013
361849R61	218,575	4,540		(214,035)	4,540	1,866,496	3/31/2013
36228CYQ0	13,857,246	13,833,600		(23,647)	13,833,600	9,397,198	3/31/2013
46628FAR2	4,737,810	3,926,762		(811,048)	3,926,762	2,863,727	3/31/2013
059500AG3	16,739,244	16,493,763		(245,482)	16,493,763	16,629,875	3/31/2013
05950WAP3	3,427,212	3,272,309		(154,903)	3,272,309	4,668,899	3/31/2013
61751NAN2	1,633,127	1,529,638		(103,489)	1,529,638	2,464,983	3/31/2013
059497AB3	6,956,803	4,425,984		(2,530,819)	4,425,984	2,283,573	3/31/2013
03762CAE5	5,710,584	5,503,164		(207,420)	5,503,164	6,100,000	3/31/2013
36159XAJ9	14,972,731	14,480,570		(492,161)	14,480,570	11,927,926	3/31/2013
61754KAH8	19,817,680	17,360,507		(2,457,173)	17,360,507	17,537,137	3/31/2013
059511AK1	1,437,174	1,057,464		(379,710)	1,057,464	1,367,634	3/31/2013
46630VAP7	206,924	136,752		(70,172)	136,752	600,000	3/31/2013
46630VAL6	9,319,682	9,250,087		(69,595)	9,250,087	6,851,698	3/31/2013
07388YAW2	4,077,562	166,319		(3,911,243)	166,319	1,596,701	3/31/2013
46631BAK1	20,346,714	20,013,853		(332,862)	20,013,853	17,281,096	3/31/2013
59023BAK0	14,890,639	14,459,298		(431,341)	14,459,298	8,662,218	3/31/2013
05952AAQ7	2,607,686	2,421,076		(186,611)	2,421,076	1,433,028	3/31/2013
46629PAG3	399,052	355,049		(44,003)	355,049	2,081,937	3/31/2013
226081AC1	4,154,166	—	[1]	(203,826)	3,950,340	3,950,340	3/31/2013
07387BEP4	282,971	—	[1]	(34,768)	248,202	248,202	3/31/2013
07387BEN9	600,049	—	[1]	(428,822)	171,227	171,227	3/31/2013
92976VAP3	7,197,643	—	[1]	(119,072)	7,078,572	7,078,572	3/31/2013
92977RAJ5	3,159,042	—	[1]	(137,052)	3,021,990	3,021,990	3/31/2013
Total				(144,638,490)

[1]	Impairments based on Fair Value
*	Securities identified as having a net present value of $0

Intelligent Variable Annuity ■ Statement of Additional Information	B-143

730 Third Avenue New York, NY 10017-3206

A11267 (5/14)

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3)	(A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

	(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

	(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

	(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4)	(A)	Form of Contract[9]

	(B)	Endorsement for partial annuitization and maturity age[19]

	(C)	Form of the Guaranteed Living withdrawal Benefit Rider[19]

(5)	Form of Application[19]

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Reinsurance Agreement for Guaranteed Living Benefit[18]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]

(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]

(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]

(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]

(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]

(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]

(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]

(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]

(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]

(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]

(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]

(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]

(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]

(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]

(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]

(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]

(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]

(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]

(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]

(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]

(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]

(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]

(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]

(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]

(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]

(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]

(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]

(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]

(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]

(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]

(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]

(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]

(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]

(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]

(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]

(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]

(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]

(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]

(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]

(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]

(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]

(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]

(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]

(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA- CREF Life Insurance Company.[4]

(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA- CREF Life Insurance Company.[4]

(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]

(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]

(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]

(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]

(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]

(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]

(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA- CREF Life Insurance Company.[10]

(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA- CREF Life Insurance Company.[10]

(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA- CREF Life Insurance Company.[10]

(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]

(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BM)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]

(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)

(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)

(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)

(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA- CREF Life Insurance Company.(16)

(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company.(16)

(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)

(BW)	Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)

(BX)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)

(BY)	Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA-CREF Life Insurance Company. (17)

(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.(19)

(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.(19)

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire.*

(10)(A)	Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(11)	None

(12)	None

(13)	Powers of Attorney.(16)

[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333- 61761 and 811-08963).

[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).

[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).

[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).

[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).

[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).

[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).

[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333- 145064 and 811-08963).

[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).

[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).

[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).

[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811- 22659).

[14]	Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 14, 2012 (File Nos 333-145064 and 811-08963).

[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811- 22659).

[16]	Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-1128699 and 811-10393).

[17]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-1128699 and 811-10393).

[18]	To be included by amendment to this registration.

[19]	Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963).

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman
Kathie Andrade	Director
Elizabeth D. Black	Director
Matthew Halperin	Director
Nancy Heller	Director
Eric T. Jones	Director
Matthew Kurzweil	Director
Russell Noles	Director
Ronald R. Pressman	Director
Martin Snow	Director
Elizabeth Debenedictis	Vice President, Third Party Insurance Wholesaling
Linda Dougherty	Vice President & Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Carol Fracasso	Vice President, Operations
Richard Biegen	Chief Compliance Officer of the Separate Account
Jorge Gutierrez	Vice President, Treasurer
Meredith Kornreich	Vice President & General Counsel
Marjorie Pierre-Merritt	Vice President & Assistant Corporate Secretary
Jeremy Ragsdale	Vice President, Product Management

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Item 27. Number of Contractowners

As of February 28, 2014, there were no Owners of the Qualified Contracts and 3,822 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.

(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Matthew L. Kurzweil	Chairman of the Board of Managers
Carol Ward Deckbar	Manager
Brian R. Bohaty	Manager
Eric T. Jones	Manager
Kathie J. Andrade	Manager, President and Chief Executive Officer
Peter Kennedy	Manager, Vice President and Chief Operating Officer
Stephen D. Collier	Senior Vice President, Head of Tax
William C. Bair	Vice President and Chief Financial Officer
Yves P. Denize	Vice President and Chief Legal Officer
Linda Dougherty	Vice President and Controller
Pamela Lewis Marlborough	Vice President and Assistant Secretary
Raymond Bellucci	Vice President
Kevin C. Brown	Vice President
Douglas Chittenden	Vice President
William Griesser	Vice President
Christopher J. Weyrauch	Senior Managing Director
Catherine McCabe	Managing Director
Peter Case	Director of Operations
Patricia Adams	Assistant Director, Operations
Samuel Turvey	Chief Compliance Officer
Jorge Gutierrez	Treasurer
Jennifer Sisom	Assistant Treasurer
Marjorie Pierre-Merritt	Secretary
Janet Acosta	Assistant Secretary
Henry W. Atkinson	Assistant Secretary
Nicholas Cifelli	Assistant Secretary
Gail Clinton	Assistant Secretary
Jamin R. Jenkins	Assistant Secretary
Ann Medeiros	Assistant Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, CitiStorage Inc 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication afixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Life Separate Account VA-1 has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th of April, 2014.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on April 25, 2014, in the capacities indicated.

Signature	Title

* David M. Anderson	President and Chief Executive Officer

* Linda S. Dougherty	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)

* David M. Anderson	Director

* Kathie Andrade	Director

* Elizabeth D. Black	Director

* Matthew Halperin	Director

* Nancy Heller	Director

* Eric T. Jones	Director

* Matthew Kurzweil	Director

* Russell Noles	Director

* Ronald R. Pressman	Director

* Martin Snow	Director

* Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 19, 2013

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire

(10)(A)	Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*